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As filed with U.S. Securities and Exchange Commission on January 28, 2016

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER	☐
THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☒
Post-Effective Amendment No. 52
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 53	☒

(Check appropriate box or boxes)

BARON INVESTMENT FUNDS TRUST f/k/a BARON ASSET FUND

(Exact Name of Registrant as Specified in Charter)

767 Fifth Avenue, 49th Floor, New York, NY 10153

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code 212-583-2000

Patrick M. Patalino, General Counsel

c/o Baron Investment Funds Trust, 767 Fifth Avenue, 49th Floor, New York, NY 10153

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

January 28, 2016

Baron Opportunity Fund
Retail Shares : BIOPX   Institutional Shares : BIOIX

Baron Discovery Fund
Retail Shares : BDFFX   Institutional Shares : BDFIX

Baron Investment Funds Trust

BARON FUNDS®

The Securities and Exchange Commission ("SEC") has not approved or disapproved these shares or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

January 28, 2016	Baron Asset Fund Baron Growth Fund Baron Small Cap Fund Baron Opportunity Fund Baron Fifth Avenue Growth Fund Baron Discovery Fund 767 Fifth Avenue New York, New York 10153 1-800-99BARON 212-583-2100

Table of Contents	Baron Funds®

1-800-99BARON	2

Baron Asset Fund

Investment Goal

The investment goal of Baron Asset Fund (the “Fund”) is capital appreciation through long-term investments primarily in securities of mid-sized companies with undervalued assets or favorable growth prospects.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you would pay if you bought and held shares of the Fund.

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Management Fee	Distribution (12b-1) Fee	Other Expenses	Total Annual Fund Operating Expenses
BARON ASSET FUND
Retail Shares†	1.00%	0.25%	0.06%	1.31%
Institutional Shares†	1.00%	0.00%	0.04%	1.04%
R6 Shares[1]	1.00%	0.00%	0.04%	1.04%

†	Based on fiscal year ended September 30, 2015.
[1]	Because R6 Shares are newly issued, the Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR	1	3	5	10
BARON ASSET FUND
Retail Shares	$133	$415	$718	$1,579
Institutional Shares	$106	$331	$574	$1,271
R6 Shares	$106	$331	$574	$1,271

3	www.BaronFunds.com

Baron Asset Fund

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for Fund shareholders. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended September 30, 2015, the Fund’s portfolio turnover rate was 13.53% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund

The Fund invests for the long term primarily in equity securities in the form of common stock of mid-sized growth companies. BAMCO, Inc. (“BAMCO” or the “Adviser”) defines mid-sized companies as those, at the time of purchase, with market capitalizations above $2.5 billion or the smallest market cap stock in the Russell Midcap Growth Index at reconstitution, whichever is larger, and below the largest market cap stock in the Russell Midcap Growth Index at reconstitution. At the last reconstitution by Russell on June 30, 2015, the market cap range of stocks in the Russell Midcap Growth Index was $2.18 billion and $28.09 billion. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation. Because of its long-term approach, the Fund could have a significant percentage of its assets invested in securities that have appreciated beyond their market capitalizations at the time of the Fund’s investment.

Principal Risks of Investing in the Fund

General Stock Market.  Investing in the stock market is risky because securities fluctuate in value. These fluctuations may be due to political, economic or general market circumstances. Other factors may affect a single company or industry but not the broader market. Because the values of securities fluctuate, when you sell your investment in the Fund, you may lose money. Current and future portfolio holdings in the Fund are subject to risk.

Mid-Sized Companies.  The Adviser believes there is more potential for capital appreciation in mid-sized companies, but there also may be more risk. Securities of mid-sized companies may not be well known to most investors, and the securities may be less actively traded than those of large businesses. The securities of mid-sized companies may fluctuate in price more widely than the stock market generally, and they may be more difficult to sell during market downturns. Mid-sized companies rely more on the skills of management and on their continued tenure. Investing in

1-800-99BARON	4

Baron Asset Fund

mid-sized companies requires a long-term outlook and may require shareholders to assume more risk and to have more patience than investing in the securities of larger, more established companies.

Growth Investing.  Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.BaronFunds.com/performance or by calling 1-800-99BARON (1-800-992-2766).

Year by Year Total Return (%) as of December 31 of Each Year (Retail Shares)

Best Quarter:	06/30/09: 20.73%
Worst Quarter:	12/31/08: (27.51%)

5	www.BaronFunds.com

Baron Asset Fund

Average Annual Total Returns (for periods ended 12/31/15)

The table below shows the Fund’s Retail Shares’ annual returns and long-term performance (before and after taxes) and the change in value of broad-based market indexes over various periods ended December 31, 2015. The table also shows the average annual returns of the Fund’s Institutional Shares, but it does not show after-tax returns.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund’s shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.

Average Annual Total Returns for the periods ended December 31, 2015

	1 year	5 years	10 years	Since Inception
BARON ASSET FUND
Retail Shares (Inception date: 06-12-87)
Return before taxes	(0.08)%	11.20%	7.35%	11.14%
Return after taxes on distributions	(2.53)%	9.14%	6.04%	10.15%
Return after taxes on distributions and sale of Fund shares	1.98%	8.91%	5.93%	9.76%
Institutional Shares* (Inception date: 05-29-09)
Return before taxes	0.20%	11.50%	7.54%	11.21%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	(0.20)%	11.54%	8.16%	9.75%	†
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%	9.37%

*	Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares, which have a distribution fee. The Institutional Shares do not have a distribution fee. If the annual returns for the Institutional Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.
†	For the period June 30, 1987 to December 31, 2015.

The Fund’s R6 Shares are newly issued and therefore have no performance as of the date of this prospectus. The performance of R6 Shares will differ from that shown above only to the extent that the classes do not have the same expenses.

The Russell Midcap® Growth Index is an unmanaged index of mid-cap growth companies. The S&P 500 Index is an unmanaged index of larger-cap companies.

1-800-99BARON	6

Baron Asset Fund

Management

Investment Adviser.  BAMCO is the investment adviser of the Fund.

Portfolio Manager.  Andrew Peck has been the sole portfolio manager of the Fund since January 23, 2008. He had been a co-portfolio manager of the Fund with Ronald Baron since July 23, 2003. Mr. Peck has worked at the Adviser as an analyst since February of 1998.

Purchase and Sale of Fund Shares

Shares may be purchased only on days that the New York Stock Exchange is open for trading.

	Minimum Initial Investment	Subsequent Investments
Retail Shares	$2,000	No Minimum

Baron Automatic Investment Plan	$500	$50 per month

Baron Funds® website purchases	$2,000	$10

Institutional Shares	$1,000,000 (Employees of the Adviser and its affiliates and Trustees of the Baron Funds® and employer sponsored retirement plans (qualified and non-qualified) are not subject to the eligibility requirements for Institutional Shares.)	No Minimum

Baron Funds® website purchases	You may not make an initial purchase through the Baron Funds® website.	Up to $25,000

R6 Shares	$5,000,000 (There is no minimum initial investment for qualified retirement plans; however, the shares must be held through plan-level or omnibus accounts held on the books of the Fund.)	No Minimum

Baron Funds® website purchases	You may not make an initial purchase through the Baron Funds® website.	Up to $25,000

7	www.BaronFunds.com

Baron Asset Fund

You Can Purchase or Redeem Shares By:

1.	Mailing a request to Baron Funds®, P.O. Box 219946, Kansas City, MO 64121-9946 or by overnight mail to: Baron Funds®, 430 West 7th Street, Kansas City, MO 64105-1514;
2.	Wire (Purchase Only);
3.	Calling 1-800-442-3814;
4.	Visiting the Baron Funds® website www.BaronFunds.com; or
5.	Through a broker, dealer or other financial intermediary that may charge you a fee.

The Fund is not for short-term traders who intend to purchase and then sell their Fund shares within a 90 day period. If the Adviser reasonably believes that a person is not a long-term investor, it will attempt to prohibit that person from making additional investments in the Fund.

Tax Information

Distributions of the Fund’s net investment income (other than “qualified dividend income”) and distributions of net short-term capital gains will be taxable to you as ordinary income. Distributions of the Fund’s net capital gains reported as capital gain dividends by the Fund will be taxable to you as long-term capital gains, regardless of the length of time you have held shares of the Fund. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, you may be subject to federal income tax on withdrawals from tax-deferred arrangement at a later date.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker, dealer or other financial intermediary (such as a bank or financial adviser), the Fund, Baron Capital, Inc., the Fund’s distributor, BAMCO or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker, dealer or other financial intermediary, including your salesperson, to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

1-800-99BARON	8

Baron Growth Fund

Investment Goal

The investment goal of Baron Growth Fund (the “Fund”) is capital appreciation through long-term investments primarily in securities of small-sized growth companies.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you would pay if you bought and held shares of the Fund.

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Management Fee	Distribution (12b-1) Fee	Other Expenses	Total Annual Fund Operating Expenses
BARON GROWTH FUND
Retail Shares†	1.00%	0.25%	0.04%	1.29%
Institutional Shares†	1.00%	0.00%	0.04%	1.04%
R6 Shares[1]	1.00%	0.00%	0.04%	1.04%

†	Based on the fiscal year ended September 30, 2015.
[1]	Because R6 Shares are newly issued, the Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR	1	3	5	10
BARON GROWTH FUND
Retail Shares	$131	$409	$708	$1,556
Institutional Shares	$106	$331	$574	$1,271
R6 Shares	$106	$331	$574	$1,271

9	www.BaronFunds.com

Baron Growth Fund

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for Fund shareholders. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended September 30, 2015, the Fund’s portfolio turnover rate was 6.95% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund

The Fund invests for the long term primarily in equity securities in the form of common stock of small-sized growth companies. BAMCO, Inc. (“BAMCO” or the “Adviser”) defines small-sized companies as those, at the time of purchase, with market capitalizations up to the largest market cap stock in the Russell 2000 Growth Index at reconstitution, or companies with market capitalizations up to $2.5 billion, whichever is larger. At the last reconstitution by Russell on June 30, 2015, the largest market cap stock in the Russell 2000 Growth Index was $4.71 billion. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation. Because of its long-term approach, the Fund could have a significant percentage of its assets invested in securities that have appreciated beyond their market capitalizations at the time of the Fund’s investment.

Principal Risks of Investing in the Fund

General Stock Market. Investing in the stock market is risky because securities fluctuate in value. These fluctuations may be due to political, economic or general market circumstances. Other factors may affect a single company or industry but not the broader market. Because the values of securities fluctuate, when you sell your investment in the Fund, you may lose money. Current and future portfolio holdings in the Fund are subject to risk.

Small-Sized Companies.  The Adviser believes there is more potential for capital appreciation in small-sized companies, but there also may be more risk. Securities of small-sized companies may not be well known to most investors, and the securities may be less actively traded than those of large businesses. The securities of small-sized companies may fluctuate in price more widely than the stock market generally, and they may be more difficult to sell during market downturns. Small-sized companies rely more on the skills of management and on their continued tenure.

1-800-99BARON	10

Baron Growth Fund

Investing in small-sized companies requires a long-term outlook and may require shareholders to assume more risk and to have more patience than investing in the securities of larger, more established companies.

Growth Investing.  Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.BaronFunds.com/performance or by calling 1-800-99BARON (1-800-992-2766).

Year by Year Total Return (%) as of December 31 of Each Year (Retail Shares)

Best Quarter:	06/30/09: 20.76%
Worst Quarter:	12/31/08: (26.10%)

Average Annual Total Returns (for periods ended 12/31/15)

The table below shows the Fund’s Retail Shares’ annual returns and long-term performance (before and after taxes) and the change in value of broad-based market indexes over various periods ended December 31, 2015. The table also shows the average annual returns of the Fund’s Institutional Shares, but it does not show after-tax returns.

11	www.BaronFunds.com

Baron Growth Fund

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund’s shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.

Average Annual Total Returns for the periods ended December 31, 2015

	1 year	5 years	10 years	Since Inception
BARON GROWTH FUND
Retail Shares (Inception date: 12-31-94)
Return before taxes	(4.31)%	10.25%	7.34%	12.77%
Return after taxes on distributions	(6.26)%	9.06%	6.60%	12.07%
Return after taxes on distributions and sale of Fund shares	(0.79)%	8.23%	6.01%	11.26%
Institutional Shares* (Inception date: 05-29-09)
Return before taxes	(4.06)%	10.54%	7.52%	12.87%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	(1.38)%	10.67%	7.95%	7.37%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%	9.43%

*	Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares, which have a distribution fee. The Institutional Shares do not have a distribution fee. If the annual returns for the Institutional Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

The Fund’s R6 Shares are newly issued and therefore have no performance as of the date of this prospectus. The performance of R6 Shares will differ from that shown above only to the extent that the classes do not have the same expenses.

The Russell 2000® Growth Index is an unmanaged index of U.S. small-cap growth companies. The S&P 500 Index is an unmanaged index of larger-cap companies.

Management

Investment Adviser.  BAMCO is the investment adviser of the Fund.

Portfolio Manager.  Ronald Baron has been the portfolio manager of the Fund since its inception on December 31, 1994. Mr. Baron founded the Adviser in 1987.

1-800-99BARON	12

Baron Growth Fund

Purchase and Sale of Fund Shares

Shares may be purchased only on days that the New York Stock Exchange is open for trading.

	Minimum Initial Investment	Subsequent Investments
Retail Shares	$2,000	No Minimum

Baron Automatic Investment Plan	$500	$50 per month

Baron Funds® website purchases	$2,000	$10

Institutional Shares	$1,000,000 (Employees of the Adviser and its affiliates and Trustees of the Baron Funds® and employer sponsored retirement plans (qualified and non-qualified) are not subject to the eligibility requirements for Institutional Shares.)	No Minimum

Baron Funds® website purchases	You may not make an initial purchase through the Baron Funds® website.	Up to $25,000

R6 Shares	$5,000,000 (There is no minimum initial investment for qualified retirement plans; however, the shares must be held through plan-level or omnibus accounts held on the books of the Fund.)	No Minimum

Baron Funds® website purchases	You may not make an initial purchase through the Baron Funds® website.	Up to $25,000

13	www.BaronFunds.com

Baron Growth Fund

You Can Purchase or Redeem Shares By:

1.	Mailing a request to Baron Funds®, P.O. Box 219946, Kansas City, MO 64121-9946 or by overnight mail to: Baron Funds®, 430 West 7th Street, Kansas City, MO 64105-1514;
2.	Wire (Purchase Only);
3.	Calling 1-800-442-3814;
4.	Visiting the Baron Funds® website www.BaronFunds.com; or
5.	Through a broker, dealer or other financial intermediary that may charge you a fee.

The Fund is not for short-term traders who intend to purchase and then sell their Fund shares within a 90 day period. If the Adviser reasonably believes that a person is not a long-term investor, it will attempt to prohibit that person from making additional investments in the Fund.

Tax Information

Distributions of the Fund’s net investment income (other than “qualified dividend income”) and distributions of net short-term capital gains will be taxable to you as ordinary income. Distributions of the Fund’s net capital gains reported as capital gain dividends by the Fund will be taxable to you as long-term capital gains, regardless of the length of time you have held shares of the Fund. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, you may be subject to federal income tax on withdrawals from tax-deferred arrangement at a later date.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker, dealer or other financial intermediary (such as a bank or financial adviser), the Fund, Baron Capital, Inc., the Fund’s distributor, BAMCO or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker, dealer or other financial intermediary, including your salesperson, to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

1-800-99BARON	14

Baron Small Cap Fund

Investment Goal

The investment goal of Baron Small Cap Fund (the “Fund”) is capital appreciation through investments primarily in securities of small-sized growth companies.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you would pay if you bought and held shares of the Fund.

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Management Fee	Distribution (12b-1) Fee	Other Expenses	Total Annual Fund Operating Expenses
BARON SMALL CAP FUND
Retail Shares†	1.00%	0.25%	0.05%	1.30%
Institutional Shares†	1.00%	0.00%	0.04%	1.04%
R6 Shares[1]	1.00%	0.00%	0.04%	1.04%

†	Based on the fiscal year ended September 30, 2015.
[1]	Because R6 Shares are newly issued, the Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR	1	3	5	10
BARON SMALL CAP FUND
Retail Shares	$132	$412	$713	$1,568
Institutional Shares	$106	$331	$574	$1,271
R6 Shares	$106	$331	$574	$1,271

15	www.BaronFunds.com

Baron Small Cap Fund

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for Fund shareholders. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended September 30, 2015, the Fund’s portfolio turnover rate was 14.66% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund

The Fund invests 80% of its net assets in equity securities in the form of common stock of small-sized growth companies. BAMCO, Inc. (“BAMCO” or the “Adviser”) defines small-sized companies as those, at the time of purchase, with market capitalizations up to the largest market cap stock in the Russell 2000 Growth Index at reconstitution, or companies with market capitalizations up to $2.5 billion, whichever is larger. At the last reconstitution by Russell on June 30, 2015, the largest market cap stock in the Russell 2000 Growth Index was $4.71 billion. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation. Because of its long-term approach, the Fund could have a significant percentage of its assets invested in securities that have appreciated beyond their market capitalizations at the time of the Fund’s investment.

Principal Risks of Investing in the Fund

General Stock Market.  Investing in the stock market is risky because securities fluctuate in value. These fluctuations may be due to political, economic or general market circumstances. Other factors may affect a single company or industry but not the broader market. Because the values of securities fluctuate, when you sell your investment in the Fund, you may lose money. Current and future portfolio holdings in the Fund are subject to risk.

Small-Sized Companies.  The Adviser believes there is more potential for capital appreciation in small-sized companies, but there also may be more risk. Securities of small-sized companies may not be well known to most investors, and the securities may be less actively traded than those of large businesses. The securities of small-sized companies may fluctuate in price more widely than the stock market generally, and they may be more difficult to sell during market downturns. Small-sized companies rely more on the skills of management and on their continued tenure. Investing in small-sized companies requires a long-term outlook and may

1-800-99BARON	16

Baron Small Cap Fund

require shareholders to assume more risk and to have more patience than investing in the securities of larger, more established companies.

Special Situations.  The Funds may invest in “special situations.” A special situation arises when, in the opinion of the Adviser, the securities of a company will be recognized and appreciate in value due to a specific anticipated development at that company. Such developments might include a new product, a management change, an acquisition or a technological advancement. The risk of investing in special situations is that the anticipated development does not occur or its impact is not what the Adviser expected.

Growth Investing.  Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.BaronFunds.com/performance or by calling 1-800-99BARON (1-800-992-2766).

Year by Year Total Return (%) as of December 31 of Each Year (Retail Shares)

Best Quarter:	06/30/09: 20.31%
Worst Quarter:	12/31/08: (23.85%)

17	www.BaronFunds.com

Baron Small Cap Fund

Average Annual Total Returns (for periods ended 12/31/15)

The table below shows the Fund’s Retail Shares’ annual returns and long-term performance (before and after taxes) and the change in value of broad-based market indexes over various periods ended December 31, 2015. The table also shows the average annual returns of the Fund’s Institutional Shares, but it does not show after-tax returns.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund’s shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.

Average Annual Total Returns for the periods ended December 31, 2015

	1 year	5 years	10 years	Since Inception
BARON SMALL CAP FUND
Retail Shares (Inception date: 09-30-97)
Return before taxes	(5.24)%	9.04%	6.75%	9.19%
Return after taxes on distributions	(7.65)%	7.82%	5.85%	8.58%
Return after taxes on distributions and sale of Fund shares	(0.94)%	7.20%	5.50%	7.92%
Institutional Shares* (Inception date: 05-29-09)
Return before taxes	(5.01)%	9.31%	6.92%	9.29%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	(1.38)%	10.67%	7.95%	5.11%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%	6.26%

*	Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares, which have a distribution fee. The Institutional Shares do not have a distribution fee. If the annual returns for the Institutional Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

The Fund’s R6 Shares are newly issued and therefore have no performance as of the date of this prospectus. The performance of R6 Shares will differ from that shown above only to the extent that the classes do not have the same expenses.

1-800-99BARON	18

Baron Small Cap Fund

The Russell 2000® Growth Index is an unmanaged index of U.S. small-cap growth companies. The S&P 500 Index is an unmanaged index of larger-cap companies.

Management

Investment Adviser.  BAMCO is the investment adviser of the Fund.

Portfolio Manager.  Cliff Greenberg has been the portfolio manager of the Fund since its inception on September 30, 1997. Mr. Greenberg has worked at the Adviser as an analyst since January of 1997.

Purchase and Sale of Fund Shares

Shares may be purchased only on days that the New York Stock Exchange is open for trading.

	Minimum Initial Investment	Subsequent Investments
Retail Shares	$2,000	No Minimum

Baron Automatic Investment Plan	$500	$50 per month

Baron Funds® website purchases	$2,000	$10

Institutional Shares	$1,000,000 (Employees of the Adviser and its affiliates and Trustees of the Baron Funds® and employer sponsored retirement plans (qualified and non-qualified) are not subject to the eligibility requirements for Institutional Shares.)	No Minimum

Baron Funds® website purchases	You may not make an initial purchase through the Baron Funds® website.	Up to $25,000

R6 Shares	$5,000,000 (There is no minimum initial investment for qualified retirement plans; however, the shares must be held through plan-level or omnibus accounts held on the books of the Fund.)	No Minimum

Baron Funds® website purchases	You may not make an initial purchase through the Baron Funds® website.	Up to $25,000

19	www.BaronFunds.com

Baron Small Cap Fund

You Can Purchase or Redeem Shares By:

1.	Mailing a request to Baron Funds®, P.O. Box 219946, Kansas City, MO 64121-9946 or by overnight mail to: Baron Funds®, 430 West 7th Street, Kansas City, MO 64105-1514;
2.	Wire (Purchase Only);
3.	Calling 1-800-442-3814;
4.	Visiting the Baron Funds® website www.BaronFunds.com; or
5.	Through a broker, dealer or other financial intermediary that may charge you a fee.

The Fund is not for short-term traders who intend to purchase and then sell their Fund shares within a 90 day period. If the Adviser reasonably believes that a person is not a long-term investor, it will attempt to prohibit that person from making additional investments in the Fund.

Tax Information

Distributions of the Fund’s net investment income (other than “qualified dividend income”) and distributions of net short-term capital gains will be taxable to you as ordinary income. Distributions of the Fund’s net capital gains reported as capital gain dividends by the Fund will be taxable to you as long-term capital gains, regardless of the length of time you have held shares of the Fund. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, you may be subject to federal income tax on withdrawals from tax-deferred arrangement at a later date.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker, dealer or other financial intermediary (such as a bank or financial adviser), the Fund, Baron Capital, Inc., the Fund’s distributor, BAMCO or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker, dealer or other financial intermediary, including your salesperson, to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

1-800-99BARON	20

Baron Opportunity Fund

Investment Goal

The investment goal of Baron Opportunity Fund (the “Fund”) is capital appreciation through investments primarily in growth companies that benefit from technology advances.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you would pay if you bought and held shares of the Fund.

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Management Fee	Distribution (12b-1) Fee	Other Expenses	Total Annual Fund Operating Expenses
BARON OPPORTUNITY FUND
Retail Shares[1]	1.00%	0.25%	0.13%	1.38%
Institutional Shares[1]	1.00%	0.00%	0.10%	1.10%

[1]	Based on the fiscal year ended September 30, 2015.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR	1	3	5	10
BARON OPPORTUNITY FUND
Retail Shares	$140	$437	$755	$1,657
Institutional Shares	$112	$350	$606	$1,340

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for Fund

21	www.BaronFunds.com

Baron Opportunity Fund

shareholders. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended September 30, 2015, the Fund’s portfolio turnover rate was 41.87% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund

The Fund invests primarily in equity securities in the form of common stock of high growth businesses of any market capitalization selected for their capital appreciation potential. The Adviser may invest in companies in any sector or industry that it believes will benefit from innovations and advances in technology. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation.

Principal Risks of Investing in the Fund

General Stock Market.  Investing in the stock market is risky because securities fluctuate in value. These fluctuations may be due to political, economic or general market circumstances. Other factors may affect a single company or industry but not the broader market. Because the values of securities fluctuate, when you sell your investment in the Fund, you may lose money. Current and future portfolio holdings in the Fund are subject to risk.

Technology.  Technology companies, including internet-related and information technology companies, as well as companies propelled by new technologies, may present the risk of rapid change and product obsolescence, and their successes may be difficult to predict for the long term. Some technology companies may be newly formed and have limited operating history and experience. Technology companies may also be adversely affected by changes in governmental policies, competitive pressures and changing demand. The securities of these companies may also experience significant price movements caused by disproportionate investor optimism or pessimism, with little or no basis in the companies’ fundamentals or economic conditions.

Small- and Mid-Sized Companies.  The Adviser believes there is more potential for capital appreciation in small- and mid-sized companies, but there also may be more risk. Securities of small- and mid-sized companies may not be well known to most investors, and the securities may be less actively traded than those of large businesses. The securities of small- and mid-sized companies may fluctuate in price

1-800-99BARON	22

Baron Opportunity Fund

more widely than the stock market generally, and they may be more difficult to sell during market downturns. Small- and mid-sized companies rely more on the skills of management and on their continued tenure. Investing in small- and mid-sized companies requires a long-term outlook and may require shareholders to assume more risk and to have more patience than investing in the securities of larger, more established companies.

Growth Investing.  Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.BaronFunds.com/performance or by calling 1-800-99BARON (1-800-992-2766).

Year by Year Total Return (%) as of December 31 of Each Year (Retail Shares)

Best Quarter:	06/30/09: 23.97%
Worst Quarter:	12/31/08: (28.08%)

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Baron Opportunity Fund

Average Annual Total Returns (for periods ended 12/31/15)

The table below shows the Fund’s Retail Shares’ annual returns and long-term performance (before and after taxes) and the change in value of broad-based market indexes over various periods ended December 31, 2015. The table also shows the average annual returns of the Fund’s Institutional Shares, but it does not show after-tax returns.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund’s shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.

Average Annual Total Returns for the periods ended December 31, 2015

	1 year	5 years	10 years	Since Inception
BARON OPPORTUNITY FUND
Retail Shares (Inception date: 02-29-00)
Return before taxes	1.20%	7.87%	8.06%	4.85%
Return after taxes on distributions	(1.15)%	6.60%	7.42%	4.45%
Return after taxes on distributions and sale of Fund shares	2.65%	6.07%	6.52%	3.92%
Institutional Shares* (Inception date: 05-29-09)
Return before taxes	1.45%	8.15%	8.25%	4.97%
Russell 3000® Growth Index (reflects no deduction for fees, expenses or taxes)	5.09%	13.30%	8.49%	2.46%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%	4.57%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)**	(0.20)%	11.54%	8.16%	3.45%

*	Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares, which have a distribution fee. The Institutional Shares do not have a distribution fee. If the annual returns for the Institutional Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.
**

Baron Opportunity Fund no longer considers the Russell Midcap® Growth Index an appropriate benchmark index. The Russell Midcap® Growth Index is included in the table above for comparison purposes for the period before Baron Opportunity Fund converted to an all-cap fund. Prior to February 20, 2015, the Fund invested in companies with market capitalizations between $1 billion and $15 billion at the time of purchase. Since then, the Fund may invest in companies of all market capitalizations. The Adviser believes that the Russell 3000® Growth Index is more representative of the Fund’s current investable universe.

1-800-99BARON	24

Baron Opportunity Fund

The Russell 3000® Growth Index is an unmanaged index of companies classified as growth among the largest 3,000 U.S. companies. The S&P 500 Index is an unmanaged index of larger-cap companies. The Russell Midcap® Growth Index is an unmanaged index of mid-cap growth companies.

Management

Investment Adviser.  BAMCO is the investment adviser of the Fund.

Portfolio Manager.  Michael Lippert has been the portfolio manager of the Fund since March 3, 2006. Mr. Lippert has worked at the Adviser as an analyst since December of 2001. The Fund was co-managed by Alex Umansky, Neal Rosenberg and Ashim Mehra from August 27, 2015 through January 28, 2016 while Mr. Lippert recovered from a bicycle accident.

Purchase and Sale of Fund Shares

Shares may be purchased only on days that the New York Stock Exchange is open for trading.

	Minimum Initial Investment	Subsequent Investments
Retail Shares	$2,000	No Minimum

Baron Automatic Investment Plan	$500	$50 per month

Baron Funds® website purchases	$2,000	$10

Institutional Shares	$1,000,000 (Employees of the Adviser and its affiliates and Trustees of the Baron Funds® and employer sponsored retirement plans (qualified and non-qualified) are not subject to the eligibility requirements for Institutional Shares.)	No Minimum

Baron Funds® website purchases	You may not make an initial purchase through the Baron Funds® website.	Up to $25,000

25	www.BaronFunds.com

Baron Opportunity Fund

You Can Purchase or Redeem Shares By:

1.	Mailing a request to Baron Funds®, P.O. Box 219946, Kansas City, MO 64121-9946 or by overnight mail to: Baron Funds®, 430 West 7th Street, Kansas City, MO 64105-1514;
2.	Wire (Purchase Only);
3.	Calling 1-800-442-3814;
4.	Visiting the Baron Funds® website www.BaronFunds.com; or
5.	Through a broker, dealer or other financial intermediary that may charge you a fee.

The Fund is not for short-term traders who intend to purchase and then sell their Fund shares within a 90 day period. If the Adviser reasonably believes that a person is not a long-term investor, it will attempt to prohibit that person from making additional investments in the Fund.

Tax Information

Distributions of the Fund’s net investment income (other than “qualified dividend income”) and distributions of net short-term capital gains will be taxable to you as ordinary income. Distributions of the Fund’s net capital gains reported as capital gain dividends by the Fund will be taxable to you as long-term capital gains, regardless of the length of time you have held shares of the Fund. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, you may be subject to federal income tax on withdrawals from tax-deferred arrangement at a later date.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker, dealer or other financial intermediary (such as a bank or financial adviser), the Fund, Baron Capital, Inc., the Fund’s distributor, BAMCO or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker, dealer or other financial intermediary, including and your salesperson, to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

1-800-99BARON	26

Baron Fifth Avenue Growth Fund

Investment Goal

The investment goal of Baron Fifth Avenue Growth Fund (the “Fund”) is capital appreciation through investments primarily in securities of large-sized growth companies.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you would pay if you bought and held shares of the Fund.

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Management Fee	Distribution (12b-1) Fee	Other Expenses	Total Annual Fund Operating Expenses	Expense Waivers		Total Annual Fund Operating Expenses After Expense Waivers[3]
BARON FIFTH AVENUE GROWTH FUND
Retail Shares[1]	0.90%	0.25%	0.17%	1.32%	(0.02%	)	1.30%
Institutional Shares[1]	0.90%	0.00%	0.14%	1.04%	—		1.04%
R6 Shares[2]	0.90%	0.00%	0.12%	1.02%	—		1.02%

[1]	Based on the fiscal year ended September 30, 2015.
[2]	Because R6 Shares are newly issued, the Other Expenses are based on estimated amounts for the current fiscal year.
[3]

BAMCO, Inc. (“BAMCO” or the “Adviser”) has agreed that for so long as it serves as the adviser to the Fund, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (expenses such as portfolio transaction costs, interest, dividend and extraordinary expenses are not subject to the operating expense limitation) to 1.30% of average daily net assets of Retail Shares, 1.05% of average daily net assets of Institutional Shares and 1.04% of average daily net assets of R6 shares.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same at

27	www.BaronFunds.com

Baron Fifth Avenue Growth Fund

1.30% for the Retail Shares, 1.04% for the Institutional Shares and 1.02% for the R6 Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR	1	3	5	10
BARON FIFTH AVENUE GROWTH FUND
Retail Shares	$132	$412	$713	$1,568
Institutional Shares	$106	$331	$574	$1,271
R6 Shares	$104	$325	$563	$1,248

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for Fund shareholders. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended September 30, 2015, the Fund’s portfolio turnover rate was 14.54% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund

The Fund invests primarily in equity securities in the form of common stock of large-sized growth companies. The Adviser defines large-sized companies as those, at the time of purchase, with market capitalizations above the smallest market cap stock in the top 85% of the Russell 1000 Growth Index at reconstitution, or companies with market capitalizations above $10 billion, whichever is smaller. At the last reconstitution by Russell on June 30, 2015, the smallest market cap stock in the top 85% of the Russell 1000 Growth Index was $11.88 billion. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation.

Principal Risks of Investing in the Fund

General Stock Market.  Investing in the stock market is risky because securities fluctuate in value. These fluctuations may be due to political, economic or general market circumstances. Other factors may affect a single company or industry but not the broader market. Because the values of securities fluctuate, when you sell your investment in the Fund, you may lose money. Current and future portfolio holdings in the Fund are subject to risk.

1-800-99BARON	28

Baron Fifth Avenue Growth Fund

Growth Investing.  Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.BaronFunds.com/performance or by calling 1-800-99BARON (1-800-992-2766).

Year by Year Total Return (%) as of December 31 of Each Year (Retail Shares)

Best Quarter:	03/31/12: 22.69%
Worst Quarter:	12/31/08: (25.16%)

Average Annual Total Returns (for periods ended 12/31/15)

The table below shows the Fund’s Retail Shares’ annual returns and long-term performance (before and after taxes) and the change in value of broad-based market indexes over various periods ended December 31, 2015. The table also shows the average annual returns of the Fund’s Institutional Shares, but it does not show after-tax returns.

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Baron Fifth Avenue Growth Fund

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund’s shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.

Average Annual Total Returns for the periods ended December 31, 2015

	1 year	5 years	10 years	Since Inception
BARON FIFTH AVENUE GROWTH FUND
Retail Shares (Inception date: 04-30-04)
Return before taxes	6.33%	12.88%	6.57%	7.19%
Return after taxes on distributions	6.33%	12.88%	6.26%	6.93%
Return after taxes on distributions and sale of Fund shares	3.58%	10.32%	5.27%	5.86%
Institutional Shares* (Inception date: 05-29-09)
Return before taxes	6.61%	13.17%	6.74%	7.34%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	5.67%	13.53%	8.53%	8.35%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%	7.61%

*	Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares, which have a distribution fee. The Institutional Shares do not have a distribution fee. If the annual returns for the Institutional Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

The Fund’s R6 Shares are newly issued and therefore have no performance as of the date of this prospectus. The performance of R6 Shares will differ from that shown above only to the extent that the classes do not have the same expenses.

The Russell 1000® Growth Index is an unmanaged index of larger-cap growth companies. The S&P 500 Index is an unmanaged index of larger-cap companies.

Management

Investment Adviser.  BAMCO is the investment adviser of the Fund.

Portfolio Manager.  Alex Umansky has been the portfolio manager of the Fund since November 1, 2011.

1-800-99BARON	30

Baron Fifth Avenue Growth Fund

Purchase and Sale of Fund Shares

Shares may be purchased only on days that the New York Stock Exchange is open for trading.

	Minimum Initial Investment	Subsequent Investments
Retail Shares	$2,000	No Minimum

Baron Automatic Investment Plan	$500	$50 per month

Baron Funds® website purchases	$2,000	$10

Institutional Shares	$1,000,000 (Employees of the Adviser and its affiliates and Trustees of the Baron Funds® and employer sponsored retirement plans (qualified and non-qualified) are not subject to the eligibility requirements for Institutional Shares.	No Minimum

Baron Funds® website purchases	You may not make an initial purchase through the Baron Funds® website.	Up to $25,000

R6 Shares	$5,000,000 (There is no minimum initial investment for qualified retirement plans; however, the shares must be held through plan-level or omnibus accounts held on the books of the Fund.)	No Minimum

Baron Funds® website purchases	You may not make an initial purchase through the Baron Funds® website.	Up to $25,000

31	www.BaronFunds.com

Baron Fifth Avenue Growth Fund

You Can Purchase or Redeem Shares By:

1.	Mailing a request to Baron Funds®, P.O. Box 219946, Kansas City, MO 64121-9946 or by overnight mail to: Baron Funds®, 430 West 7th Street, Kansas City, MO 64105-1514;
2.	Wire (Purchase Only);
3.	Calling 1-800-442-3814;
4.	Visiting the Baron Funds® website www.BaronFunds.com; or
5.	Through a broker, dealer or other financial intermediary that may charge you a fee.

The Fund is not for short-term traders who intend to purchase and then sell their Fund shares within a 90 day period. If the Adviser reasonably believes that a person is not a long-term investor, it will attempt to prohibit that person from making additional investments in the Fund.

Tax Information

Distributions of the Fund’s net investment income (other than “qualified dividend income”) and distributions of net short-term capital gains will be taxable to you as ordinary income. Distributions of the Fund’s net capital gains reported as capital gain dividends by the Fund will be taxable to you as long-term capital gains, regardless of the length of time you have held shares of the Fund. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, you may be subject to federal income tax on withdrawals from tax-deferred arrangement at a later date.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker, dealer or other financial intermediary (such as a bank or financial adviser), the Fund, Baron Capital, Inc., the Fund’s distributor, BAMCO or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker, dealer or other financial intermediary, including and your salesperson, to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

1-800-99BARON	32

Baron Discovery Fund

Investment Goal

The investment goal of Baron Discovery Fund (the “Fund”) is capital appreciation through investments primarily in securities of small-sized growth companies.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you would pay if you bought and held shares of the Fund.

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Management Fee	Distribution (12b-1) Fee	Other Expenses	Total Annual Fund Operating Expenses	Expense Waivers		Total Annual Fund Operating Expenses after Expense Waiver[2]
BARON DISCOVERY FUND
Retail Shares[1]	1.00%	0.25%	0.32%	1.57%	(0.22%	)	1.35%
Institutional Shares[1]	1.00%	0.00%	0.25%	1.25%	(0.15%	)	1.10%

[1]	Based on the fiscal year ended September 30, 2015.
[2]

BAMCO, Inc. (“BAMCO” or the “Adviser”) has agreed that for so long as it serves as the adviser to the Fund, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (expenses such as portfolio transaction costs, interest, dividend and extraordinary expenses are not subject to the operating expense limitation) to 1.35% of average daily net assets of Retail Shares and 1.10% of average daily net assets of Institutional Shares.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same at 1.35%

33	www.BaronFunds.com

Baron Discovery Fund

for the Retail Shares and 1.10% for the Institutional Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR	1	3	5	10
BARON DISCOVERY FUND
Retail Shares	$137	$428	$739	$1,624
Institutional Shares	$112	$350	$606	$1,340

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for Fund shareholders. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended September 30, 2015, the Fund’s portfolio turnover rate was 114.82% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund

The Fund invests primarily in equity securities in the form of common stock of small-sized growth companies. The Adviser defines small-sized companies as those, at the time of purchase, with market capitalizations up to the weighted median market capitalization of the Russell 2000 Growth Index at reconstitution, or companies with market capitalizations up to $1.5 billion, whichever is larger. At the last reconstitution by Russell on June 30, 2015, the weighted median market cap of the Russell 2000 Growth Index was $2.01 billion. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation.

Principal Risks of Investing in the Fund

General Stock Market.  Investing in the stock market is risky because securities fluctuate in value. These fluctuations may be due to political, economic or general market circumstances. Other factors may affect a single company or industry but not the broader market. Because the values of securities fluctuate, when you sell your investment in the Fund, you may lose money. Current and future portfolio holdings in the Fund are subject to risk.

Small-Sized Companies.  The Adviser believes there is more potential for capital appreciation in small-sized companies, but there also may be more risk. Securities of small-sized companies may not be well known to most investors, and the securities

1-800-99BARON	34

Baron Discovery Fund

may be less actively traded than those of large businesses. The securities of small-sized companies may fluctuate in price more widely than the stock market generally, and they may be more difficult to sell during market downturns. Small-sized companies rely more on the skills of management and on their continued tenure. Investing in small-sized companies requires a long-term outlook and may require shareholders to assume more risk and to have more patience than investing in the securities of larger, more established companies.

Special Situations.  The Funds may invest in “special situations.” A special situation arises when, in the opinion of the Adviser, the securities of a company will be recognized and appreciate in value due to a specific anticipated development at that company. Such developments might include a new product, a management change, an acquisition or a technological advancement. The risk of investing in special situations is that the anticipated development does not occur or its impact is not what the Adviser expected.

Growth Investing.  Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.BaronFunds.com/performance or by calling 1-800-99BARON (1-800-992-2766).

Year by Year Total Return (%) as of December 31 of Each Year (Retail Shares)

Best Quarter:	12/31/14: 13.36%
Worst Quarter:	9/30/15: (19.87%)

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Baron Discovery Fund

Average Annual Total Returns (for periods ended 12/31/15)

The table below shows the Fund’s Retail Shares’ annual returns and long-term performance (before and after taxes) and the change in value of broad-based market indexes over various periods ended December 31, 2015. The table also shows the average annual returns of the Fund’s Institutional Shares, but it does not show after-tax returns.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund’s shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.

Average Annual Total Returns for the periods ended December 31, 2015

	1 year	5 years	10 years	Since Inception
BARON DISCOVERY FUND
Retail Shares (Inception date: 09-30-13)
Return before taxes	(14.73)%	N/A	N/A	5.54%
Return after taxes on distributions	(14.73)%	N/A	N/A	5.54%
Return after taxes on distributions and sale of Fund shares	(8.34)%	N/A	N/A	4.26%
Institutional Shares (Inception date: 09-30-13)
Return before taxes	(14.53)%	N/A	N/A	5.79%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	(1.38)%	N/A	N/A	5.44%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	1.38%	N/A	N/A	11.36%

The Russell 2000® Growth Index is an unmanaged index of U.S. small-cap growth companies. The S&P 500 Index is an unmanaged index of larger-cap companies.

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Baron Discovery Fund

Management

Investment Adviser.  BAMCO is the investment adviser of the Fund.

Portfolio Managers.  Laird Bieger and Randolph Gwirtzman have been the co-managers of Baron Discovery Fund since its inception on September 30, 2013. They are primarily responsible for stock selection, buy and sell decisions, and the day to day management of the Fund. Mr. Bieger and Mr. Gwirtzman joined the Adviser as research analysts in May of 2000 and September of 2002, respectively.

Portfolio Manager Adviser.  Cliff Greenberg has been the portfolio manager adviser of Baron Discovery Fund since its inception on September 30, 2013. He advises the co-managers of the Fund on stock selection and buy and sell decisions and is responsible for ensuring the execution of the Fund’s investment strategy. Mr. Greenberg has been the portfolio manager of Baron Small Cap Fund since its inception on September 30, 1997.

Purchase and Sale of Fund Shares

Shares may be purchased only on days that the New York Stock Exchange is open for trading.

	Minimum Initial Investment	Subsequent Investments
Retail Shares	$2,000	No Minimum

Baron Automatic Investment Plan	$500	$50 per month

Baron Funds® website purchases	$2,000	$10

Institutional Shares	$1,000,000 (Employees of the Adviser and its affiliates and Trustees of the Baron Funds® and employer sponsored retirement plans (qualified and non-qualified) are not subject to the eligibility requirements for Institutional Shares.)	No Minimum

Baron Funds® website purchases	You may not make an initial purchase through the Baron Funds® website.	Up to $25,000

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Baron Discovery Fund

You Can Purchase or Redeem Shares By:

1.	Mailing a request to Baron Funds®, P.O. Box 219946, Kansas City, MO 64121-9946 or by overnight mail to: Baron Funds®, 430 West 7th Street, Kansas City, MO 64105-1514;
2.	Wire (Purchase Only);
3.	Calling 1-800-442-3814;
4.	Visiting the Baron Funds® website www.BaronFunds.com; or
5.	Through a broker, dealer or other financial intermediary that may charge you a fee.

The Fund is not for short-term traders who intend to purchase and then sell their Fund shares within a 90 day period. If the Adviser reasonably believes that a person is not a long-term investor, it will attempt to prohibit that person from making additional investments in the Fund.

Tax Information

Distributions of the Fund’s net investment income (other than “qualified dividend income”) and distributions of net short-term capital gains will be taxable to you as ordinary income. Distributions of the Fund’s net capital gains reported as capital gain dividends by the Fund will be taxable to you as long-term capital gains, regardless of the length of time you have held shares of the Fund. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, you may be subject to federal income tax on withdrawals from tax-deferred arrangement at a later date.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker, dealer or other financial intermediary (such as a bank or financial adviser), the Fund, Baron Capital, Inc., the Fund’s distributor, BAMCO or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker, dealer or other financial intermediary, including your salesperson, to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Information about the Funds	Baron Funds®

This prospectus is for Baron Investment Funds Trust, which currently has six series, Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund and Baron Discovery Fund. If you are interested in Baron Partners Fund, Baron Focused Growth Fund, Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Energy and Resources Fund or Baron Global Advantage Fund, which are series of Baron Select Funds, please visit www.BaronFunds.com or contact us at 1-800-99BARON.

Investment Goals

Baron Asset Fund	capital appreciation through long-term investments primarily in securities of mid-sized companies with undervalued assets or favorable growth prospects.

Baron Growth Fund	capital appreciation through long-term investments primarily in securities of small-sized growth companies.

Baron Small Cap Fund	capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Opportunity Fund	capital appreciation through investments primarily in growth companies that benefit from technology advances.

Baron Fifth Avenue Growth Fund	capital appreciation through investments primarily in securities of large-sized growth companies.

Baron Discovery Fund	capital appreciation through investments primarily in securities of small-sized growth companies.

Additional Investment Strategies

The following is a description of additional investment strategies of Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund and Baron Discovery Fund (each, a “Fund” and collectively, the “Funds”).

The investment policy of the Funds relating to the types of securities in which the Funds’ assets must be primarily invested may be changed by the Board of Trustees (the “Board”) of the Funds without shareholder approval upon at least 60 days’ notice.

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Baron Funds®	Information about the Funds

The Funds may invest without limitation in the securities of non-U.S. issuers in U.S. denominated form known as American Depository Receipts. They may also invest up to 10% of the respective total assets of Baron Asset Fund, Baron Growth Fund and Baron Small Cap Fund, and up to 25% of the respective total assets of Baron Opportunity Fund, Baron Fifth Avenue Growth Fund and Baron Discovery Fund directly in the securities of non-U.S. issuers that are not publicly traded in the U.S. and in Global Depository Receipts and European Depository Receipts. These securities may have exposure to developed countries and developing countries, which include countries in the MSCI Emerging Markets (EM) Index, countries in the MSCI Frontier Markets (FM) Index and other countries determined by the Adviser to be developing countries based on classifications made by the International Monetary Fund and/or World Bank or on country characteristics similar to those of the countries in the EM and FM Indexes.

Except for Baron Asset Fund, the Funds may also sell securities short. Short selling occurs when the Funds sell a security that the Funds do not own. In order to do so, the Funds must borrow a security to deliver it to the purchaser and later buy that security in the market and return it to the lender. The Funds may establish short positions in securities that the Adviser believes have limited growth prospects or are over-priced, or in securities of companies the Adviser believes are poorly managed or have highly leveraged balance sheets. The Funds may also establish a short position in a security to hedge exposure to a particular company or to hedge exposure to a certain industry or sector of the market. The Funds may also short market indices to hedge against broad movements in the market. Generally, when the Funds take a short position, the Adviser believes that the security’s price will fall. If it falls sufficiently, the Funds will make money. If it instead increases in price, the Funds will lose money. The Funds will not use more than 35% of their respective total assets in maintaining short positions. The Adviser, in its sole discretion, may decide not to sell any securities short. The Adviser believes that the flexibility to execute a long and short strategy may reduce the short-term volatility inherent in the equity markets. However, the Adviser also believes short sales can be significantly more risky than long investments and, as a result, expects to employ this tactic relatively infrequently.

Baron Asset Fund may invest up to 10% of its net assets, and Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund and Baron Discovery Fund may invest up to 15%, of their respective net assets in illiquid securities at the time of purchase. An illiquid security is one that cannot be disposed of in the ordinary course of business within seven days. Such investments may include private equity securities, private investments in public equity (“PIPE”) securities and other restricted securities.

The Funds may invest in debt securities of all types and repurchase agreements for those securities. Debt securities include corporate bonds, government securities,

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Information about the Funds	Baron Funds®

repurchase agreements, loans and loan participations, mortgage-backed securities and other securities that the Funds believe have debt-like characteristics, including hybrids and synthetic securities. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values.

The Funds may, from time to time, take temporary defensive positions that are inconsistent with the Funds’ principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. In such circumstances, the Adviser may invest all or a portion of the Funds’ assets in cash or cash equivalents, such as money market instruments, which include U.S. Government securities, certificates of deposit, short-term investment grade corporate bonds and other short term debt instruments, and repurchase agreements. Taking such a temporary defensive position may cause the Funds not to achieve their investment goals. Baron Asset Fund may borrow up to 5% of its net assets for extraordinary or emergency temporary investment purposes or to meet redemption requests that might otherwise require an untimely sale of portfolio securities. Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund and Baron Discovery Fund may borrow up to 30% of the value of their respective total assets, including the amount borrowed, as of the time the borrowing is made, for temporary, emergency or other purposes.

Companies in which the Funds invest may be subject to corporate actions, including mergers and acquisitions. The Adviser may, in its discretion, choose to receive shares of the combined entity where it concludes that it is in the best interest of the Funds’ shareholders to do so. Such a decision may result in the Funds owning shares of an issuer outside of the Funds’ market cap range.

The Funds may enter into swap transactions. The Funds have claimed exclusions from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, are not subject to registration or regulation as a pool operator under the Act.

The Funds have additional investment strategies and restrictions that govern their activities. For a list of these restrictions and more information about the investment strategies, please see the “Investment Strategies and Risks” section beginning on page 3 of the Statement of Additional Information (“SAI”). Those strategies and restrictions that are identified as “fundamental” may only be changed with shareholder approval, while the others may be changed by the Board without shareholder approval upon at least 60 days’ notice.

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Baron Funds®	Information about the Funds

Investment Criteria and Process

In making investment decisions for Baron Funds®, the Adviser seeks to invest in businesses that it believes have:

1.	significant opportunities for growth;

2.	sustainable competitive advantages;

3.	exceptional management; and

4.	an attractive valuation.

The Adviser’s research process includes examining companies from many perspectives through numerous interviews with company managements and site visits. The Adviser also interviews a company’s employees, as well as its customers, suppliers, and competitors to determine whether the information gained from these parties is consistent with senior management’s objectives and the Adviser’s independent findings. Through these and other inquiries, the Adviser becomes an expert in the industries in which it invests and acquires a thorough understanding of the prospects of its investments in their competitive landscape. The Adviser also studies industry data, statistics and trends. The Adviser invests without regard for market trends.

The Funds purchase stocks that the Adviser believes are attractively priced relative to the Adviser’s projections of future intrinsic value. The most critical component of the Adviser’s investment decisions is the quality of a company, as measured by its growth prospects, management, business model, competitive position, capital structure and valuation. In building its portfolios, the Adviser does not use a market benchmark, nor does it aim to underweight or overweight any sectors or industries. The Adviser seeks to invest in businesses before their long-term growth prospects are appreciated by other investors. The Funds may make significant investments in companies in which the Adviser has great conviction. Of course, there can be no guarantee that the Funds will be successful at achieving their investment goals.

The Funds have a long-term outlook and often invest in businesses for several years. The Funds hope for significant business growth and stock price appreciation over that time period. As long-term investors in businesses, the Funds are designed for long-term shareholders. The Funds are not designed, or intended to be suitable, for investors who intend to purchase and then sell their Fund shares within a 90 day period (please see the “Policies Regarding Frequent Purchases and Redemptions of Fund Shares” section on pages 60-62 of this prospectus).

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Information about the Funds	Baron Funds®

Additional Investment Risks

Specific Securities.  Earnings, cash flows and valuations projected by the Adviser for a long position may not be achieved, which could negatively affect the impact of that stock in a Fund’s portfolio. With respect to a short position held by a Fund, the company or the securities markets may have favorable developments or news that positively affect the stock market price of that company, which in turn, could result in a loss for the Fund.

Small- and Mid-Sized Companies.  The Adviser believes there is more potential for capital appreciation in small- and mid-sized companies, but there also may be more risk. Securities of small- and mid-sized companies may not be well known to most investors, and the securities may be less actively traded than those of large businesses. The securities of small- and mid-sized companies may fluctuate in price more widely than the stock market generally, and they may be more difficult to sell during market downturns. Small- and mid-sized companies rely more on the skills of management and on their continued tenure. Investing in small- and mid-sized companies requires a long-term outlook and may require shareholders to assume more risk and to have more patience than investing in the securities of larger, more established companies.

Large Positions.  The Funds may establish relatively large positions in companies in which the Adviser has great conviction. Movement in the prices of securities in which the Funds hold large positions could have a significant impact on the Funds’ net asset values. These large positions may represent a significant part of a company’s outstanding stock, and sales by the Funds or a Fund could adversely affect stock prices. A Fund’s returns may be more volatile than those of a fund that does not establish large positions.

Long-Term Outlook and Projections.  The Funds are designed for long-term investors who are willing to hold investments for a substantial period of time. The cash flows and valuations that the Adviser projects for a company may not be achieved, which could negatively affect the impact of that stock in the Funds’ portfolios.

Growth Investing.  Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

Credit and Interest Rate Risk.  The market value of debt securities is affected by changes in prevailing interest rates and the perceived credit quality of the issuer. When prevailing interest rates fall or perceived credit quality improves, the market

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Baron Funds®	Information about the Funds

value of the affected debt securities generally rises. Conversely, when interest rates rise or perceived credit quality weakens, the market value of the affected debt securities generally declines. The magnitude of these fluctuations will be greater when the maturity of the debt securities is longer.

Prepayment.  Many types of debt securities are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

Short Sales.  If the price of the stock sold short increases after the sale, the Funds will lose money because they will have to pay a higher price to repurchase the borrowed stock when they close their short position. The Funds may not be able to close out a short position at an acceptable price or time and the loss of value on a short sale is theoretically unlimited. The Funds have to borrow the securities to enter into the short sale. If the lender demands the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities. If this occurs at the same time other short-sellers are trying to borrow or buy the securities, a “short squeeze” could occur, causing the stock price to rise and making it more likely that the Funds will have to cover their short positions at an unfavorable price. This could happen regardless of whether or not the prospects for a business are favorable or unfavorable.

Non-Diversification and Concentration Risk.  Funds that are less diversified across geographic regions, countries, industries, or individual companies are generally riskier than more diversified funds. If a Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry may have a significant impact on the performance of that Fund’s overall portfolio. The economies and financial markets of certain regions — such as Latin America, Asia, and Europe and the Mediterranean region — can be interdependent and may all decline at the same time.

Non-U.S. Securities.  Investments in non-U.S. securities may involve additional risks to those inherent in investments in U.S. securities, including exchange rate fluctuations, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets. Risks can result from varying stages of economic and political development, differing regulatory environments, trading days, and accounting standards, uncertain tax laws, and higher transaction costs of non-U.S. markets. Investments outside the United States could be subject to governmental actions such as capital or currency controls, nationalization of a

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Information about the Funds	Baron Funds®

company or industry, expropriation of assets, or imposition of high taxes. Trading in the underlying securities of the Funds may take place in various foreign markets on certain days when the Funds are not open for business and do not calculate net asset values. As a result, net asset values may be significantly affected on days when shareholders cannot make transactions.

Developing Countries.  The Funds invest in developing countries, which include countries in the MSCI Emerging Markets (EM) Index, countries in the MSCI Frontier Markets (FM) Index and other countries determined by the Adviser to be developing countries based on classifications made by the International Monetary Fund and/or the World Bank or on country characteristics similar to those of the countries in the EM and FM Indexes. Investments in developing countries are subject to all of the risks of non-U.S. investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation. These risks are greater for countries in the MSCI Frontier Markets (FM) Index.

Currency Risk.  This refers to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The overall impact on the Funds’ holdings can be significant, unpredictable, and long-lasting, depending on the currencies represented in the portfolio and how each one appreciates or depreciates in relation to the U.S. dollar and whether currency positions are hedged. Under normal conditions, the Funds do not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, the Funds’ attempts at hedging could be unsuccessful, and it is not possible to effectively hedge the currency risks of many developing countries.

Taxes.  Each of the Funds has elected to be treated, and intends to qualify each year, as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). To qualify for the special U.S. federal income tax treatment afforded to regulated investment companies, each Fund must meet certain source-of-income, asset diversification and annual distribution requirements, as discussed in the “U.S. Federal Income Taxation” section on pages 64-66 of this prospectus. If for any taxable year a Fund fails to qualify for the special U.S. federal income tax treatment afforded to regulated investment companies, all of the Fund’s taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to the Fund’s shareholders) and the Fund’s income available for distribution will be reduced. (Please see the “U.S. Federal Income Taxation” section on pages 64-66 of this prospectus, and the “Taxation of the Funds” section on pages 36-42 in the SAI.)

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Baron Funds®	Information about the Funds

Illiquid Securities.  Illiquid securities, which include securities that are not publicly traded such as private equity securities, PIPE securities and other restricted securities, may be difficult to sell or may be subject to agreements that prohibit or limit their sale or other disposition. This investment approach requires a long-term outlook and may involve more risk. Baron Asset Fund may invest up to 10% of its net assets, and Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund and Baron Discovery Fund may invest up to 15%, of their respective net assets in illiquid securities at the time of purchase. An illiquid security is one that cannot be disposed of in the ordinary course of business within seven days.

Initial Public Offerings.  The prices of securities purchased in initial public offerings (“IPOs”) can be very volatile and/or decline shortly after the IPO. Securities issued in IPOs have no trading history, and information about the issuing companies may be available for only very limited periods. The effect of IPOs on a Fund’s performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund and whether and to what extent a security purchased in an IPO appreciates and depreciates in value. If a Fund’s historical performance was impacted by gains from IPOs and/or secondary offerings, there is no guarantee that these results can be repeated or that a Fund’s level of participation in IPOs and secondary offerings will be the same in the future.

Cyber Security Risk.  The use of the Internet and other electronic media and technology exposes the Funds, and the Funds’ service providers, and their respective operations, to potential risks from cyber-security attacks or incidents (collectively, “cyber-incidents”). Cyber-incidents may include, for example, unauthorized access to systems, networks or devices (such as, for example, through “hacking” activity), infection from computer viruses or other malicious software code, and attacks which shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. In addition to intentional cyber-incidents, unintentional cyber-incidents can occur, such as, for example, the inadvertent release of confidential information. Any cyber-incident could adversely impact the Funds and their shareholders and cause the Funds to incur financial loss and expense, as well as face exposure to regulatory penalties, reputational damage, and additional compliance costs associated with corrective measures. A cyber-incident may cause the Funds, or their service providers, to lose proprietary information, suffer data corruption, lose operational capacity (such as, for example, the loss of the ability to process transactions, calculate the Funds’ net asset value per share (“NAV”), or allow shareholders to transact business), and/or fail to comply with applicable privacy and other laws. Among other potentially harmful effects, cyber-incidents also may result in theft, unauthorized monitoring and failures in the physical infrastructure or operating systems that support the Funds and their service providers. In addition, cyber-incidents affecting issuers in which the Funds invest could cause the Funds’

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Information about the Funds	Baron Funds®

investments to lose value. The Adviser has established risk management systems reasonably designed to seek to reduce the risks associated with cyber-incidents. However, there is no guarantee that the efforts of the Adviser or its affiliates, or other service providers, will succeed, either entirely or partially. The nature of malicious cyber-attacks is becoming increasingly sophisticated and the Funds and the Adviser, and its relevant affiliates, cannot control the cyber systems and cyber security systems of issuers or third party service providers.

MLP Risk.  Investments in securities of master limited partnerships (“MLPs”) involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, and cash flow risks. MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities of MLPs also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

MLP Tax Risk.  MLPs generally do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Funds were treated as corporations for U.S. federal income tax purposes, this treatment could result in a reduction in the value of your investment in the Funds and lower income.

Share Classes

The Funds offer three classes of shares, Retail Shares, Institutional Shares and R6 Shares, which differ only in their ongoing fees and eligibility requirements. Retail Shares are available to all investors, and investment minimums range from $500 to $2,000 per Fund, depending on the account type. Institutional Shares are for investments in the amount of $1,000,000 or more per Fund. Institutional Shares are intended for certain financial intermediaries that offer shares of the Baron Funds® through fee-based platforms, retirement platforms or other platforms for which the

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Baron Funds®	Information about the Funds

financial intermediary provides services and is not compensated by the Baron Funds® for those services. Shareholders meeting the eligibility requirements for the Institutional Shares may also purchase Institutional Shares directly through the Baron Funds® without paying a sales charge or any other additional fees. Employees of the Adviser and its affiliates and Trustees of the Baron Funds® and employer sponsored retirement plans (qualified and non-qualified) are not subject to the eligibility requirements for Institutional Shares. R6 Shares are available only to qualified 401(a) plans (including 401(k) plans, Keogh plans, profit-sharing plans, money purchase pension plans, target benefit plans, defined benefit pension plans and Taft-Hartley multi-employer pension plans) (collectively, “Qualified Plans”), endowment funds and foundations, any state, county or city, or its instrumentality, department, authority, or agency, 457 Plans, including 457(a) governmental entity plans and tax-exempt plans, accounts registered to insurance companies, trust companies and bank trust departments, investment companies, both affiliated and not affiliated with the adviser, and any entity that is considered a corporation for tax purposes, including corporate non-qualified deferred compensation plans of such corporations. R6 Shares are not available to traditional and Roth Individual Retirement Accounts, SEPs and SARSEPs, except that Institutional Shares are available to such accounts or plans to the extent they are purchased through an eligible fee-based program. R6 Shares are also not available to retail, advisory fee-based wrap programs or to adviser-sold donor-advised funds. There is no minimum initial investment for Qualified Plans; however, the shares must be held through plan-level or omnibus accounts held on the books of the Funds. All other R6 eligible investors must meet a minimum initial investment of at least $5,000,000 in each Fund in which they invest. For more information, please see the “How to Purchase Shares” section on pages 53-55 of this prospectus. Baron Funds® reserve the right, without prior notice, to change the eligibility requirements of its share classes, including the types of clients who are eligible to purchase each share class.

Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI.

Management of the Funds

The Board oversees the management of the Funds. A list of the Trustees and the Funds’ officers may be found in the SAI. BAMCO is located at 767 Fifth Avenue, New York, NY 10153, and is responsible for portfolio management. BAMCO serves as investment adviser to other registered mutual funds, including Baron Partners Fund, Baron Focused Growth Fund, Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Energy and Resources Fund and Baron

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Information about the Funds	Baron Funds®

Global Advantage Fund. Baron Capital, Inc. (“BCI” or the “Distributor”), an SEC registered broker-dealer and a member of FINRA (the “Financial Industry Regulatory Authority”) serves as the distributor of the shares of the Funds. BAMCO and BCI, along with their affiliate, Baron Capital Management, Inc., are wholly owned subsidiaries of Baron Capital Group, Inc., a holding company (“BCG” or the “Firm”).

Ronald Baron is the Founder, Chief Executive Officer and Chairman of the Firm and, with his family, is the principal owner of BCG. Linda S. Martinson is the President and Chief Operating Officer of the Firm and Chairman of the Funds and has been with the Firm since 1983.

The portfolio managers for the Funds are senior members of the Adviser’s research team and are responsible for stock selection and overseeing portfolio structure of the Funds. Mr. Baron has been the portfolio manager of Baron Growth Fund since its inception on December 31, 1994. In addition, Mr. Baron has managed two registered mutual funds, Baron Partners Fund since its inception as a limited partnership on January 31, 1992, and Baron Focused Growth Fund since its inception as a limited partnership on May 31, 1996. He has managed money for others since 1975. Mr. Baron is also a senior member of the Adviser’s research team and the Chief Investment Officer of the Adviser. The Funds’ SAI provides additional information about Mr. Baron’s compensation, other accounts managed by Mr. Baron and his ownership in shares of the Funds.

Andrew Peck has been the sole portfolio manager of Baron Asset Fund since January 23, 2008. He had been a co-portfolio manager of the Fund with Mr. Baron since July 23, 2003. Mr. Peck has worked at the Adviser as an analyst since February of 1998. Before that, he was an analyst at a large brokerage firm.

Cliff Greenberg has been the portfolio manager of Baron Small Cap Fund since its inception on September 30, 1997. He has been the portfolio manager adviser of Baron Discovery Fund since its inception on September 30, 2013. Mr. Greenberg joined the Adviser in January of 1997. He was a general partner and portfolio manager at HPB Associates, L.P., from January of 1990 until he joined the Adviser.

Michael Lippert has been the portfolio manager of Baron Opportunity Fund since March 3, 2006. Mr. Lippert has worked at the Adviser as an analyst since December of 2001. From April of 2001 to December of 2001, Mr. Lippert was a research analyst and general counsel for JLF Asset Management, and from 2000 to 2001, he was a partner at Baker & Botts. The Fund was co-managed by Alex Umansky, Neal Rosenberg and Ashim Mehra from August 27, 2015 through January 28, 2016 while Mr. Lippert recovered from a bicycle accident.

Alex Umansky has been the portfolio manager of Baron Fifth Avenue Growth Fund since November 1, 2011. In addition, Mr. Umansky has managed the Baron Global

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Advantage Fund since its inception on April 30, 2012. Prior to joining the Adviser, Mr. Umansky was a co-manager of the Morgan Stanley Opportunity Fund from 2007-2011, the Morgan Stanley Global Opportunity Fund from 2008-2011, and the Morgan Stanley International Opportunity Fund and the Morgan Stanley International Advantage Fund from 2010-2011. Prior to that, Mr. Umansky was the lead manager of the Morgan Stanley Institutional Technology Strategy from 1998-2004 and the Morgan Stanley Technology Fund from 2000-2003, and a co-manager of the Morgan Stanley Information Fund from 2004-2005. Prior to that, Mr. Umansky was a co-manager of the Morgan Stanley Small Company Growth Fund from 1999-2002. Mr. Umansky began his investment management career as a research analyst at Morgan Stanley Investment Management covering technology and business services for Morgan Stanley’s U.S. equity growth products.

Laird Bieger and Randolph Gwirtzman have been the co-managers of Baron Discovery Fund since its inception on September 30, 2013. In this role, they are primarily responsible for stock selection, buy and sell decisions, and the day to day management of the Fund. Mr. Bieger and Mr. Gwirtzman joined the Adviser in May of 2000 and September of 2002, respectively. Prior to joining the Adviser, Mr. Bieger worked as a research analyst at Water Street Capital from 1999 to 2000. Prior to that, Mr. Bieger worked at Ford Motor Company as a marketing trainee from 1992 to 1994, and as a marketing manager from 1994 to 1997. Prior to joining the Adviser, Mr. Gwirtzman was a research analyst at three firms from 1997 to 2002; first at Tyndall Partners, then Goldman Sachs Asset Management, and finally at ING Furman Selz. Prior to that, Mr. Gwirtzman worked at Salomon Green & Ostrow as a bankruptcy attorney from 1992 to 1997. Cliff Greenberg has been the portfolio manager adviser of Baron Discovery Fund since its inception on September 30, 2013. In this role, he advises the co-managers of the Fund on stock selection and buy and sell decisions and is responsible for ensuring the execution of the Fund’s investment strategy.

Each of the portfolio managers named above may serve as portfolio managers or analysts for other products offered by affiliates that could conflict with their responsibilities to the Funds of which they are portfolio managers. The Funds’ SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership in shares of the Funds.

For its services, the Adviser receives a fee payable monthly from the assets of each Fund equal to 1% per annum of the average daily net asset value of Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund and Baron Discovery Fund. Baron Fifth Avenue Growth Fund pays the Adviser 0.90% per annum for average daily net assets under $1 billion, 0.85% per annum for average daily net assets greater than $1 billion but less than $2 billion and 0.80% per

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annum for average daily net assets over $2 billion. The Adviser is contractually obligated to reimburse certain expenses of the following Funds so that their net annual operating expenses (exclusive of portfolio transaction costs, interest, dividend and extraordinary expenses) are limited to 1.50%, 1.30% and 1.35% of average daily net assets of Retail Shares of Baron Opportunity Fund, Baron Fifth Avenue Growth Fund and Baron Discovery Fund, respectively; 1.25%, 1.05% and 1.10% of average daily net assets of Institutional Shares of Baron Opportunity Fund, Baron Fifth Avenue Growth Fund and Baron Discovery Fund, respectively; and 1.04% of average daily net assets of R6 Shares of Baron Fifth Avenue Growth Fund. A discussion regarding the basis for the approval by the Board of the investment advisory contract for each Fund is available in the Funds’ Annual Financial Report to the Shareholders for the fiscal year ended September 30, 2015.

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How Your Shares are Priced

The purchase or sale price for your shares is the Funds’ NAV, which is generally calculated as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (usually 4 p.m. Eastern Time (“E.T.”)) on each day the Exchange is open. Your purchase or sale will be priced at the next NAV calculated after your order is accepted by DST Systems, Inc. (the “Transfer Agent”). The Exchange is closed on weekends and most national holidays, including New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV will not be calculated on days when the Exchange is closed for trading. Foreign securities held by a Fund may trade on days when the Fund does not calculate its NAV and thus may affect the Fund’s NAV on days when investors will not be able to purchase or sell (redeem) Fund shares. The Funds have agreements with certain financial intermediaries that authorize them to accept orders or designate third parties to accept orders on behalf of the Funds. If you place your order through these financial intermediaries, the order will be considered received when they accept the order. Those orders will be priced at the next NAV calculated after acceptance of the order by the financial intermediary or its agent.

The Funds’ investments traded on any national stock exchange are valued based on their last sale prices. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. Where market quotations are not readily available, or, if in the Adviser’s judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market closes but before the Funds are priced that materially affects the value of a security, the securities will be valued by the Adviser using policies and procedures approved by the Board. The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior executives, and the Committee provides a report to the Board every quarter. Factors the Committee considers when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent and quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. The Funds may change the time at which orders are priced if the Exchange closes at a different time or an emergency exists. U.S. Government obligations and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from an independent pricing service or at the mean of the bid and ask prices from a dealer maintaining an active market in that security. The value of the Funds’ investments in convertible bonds is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of

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securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, and sensitivity analysis, when available.

Non-U.S. equity securities are valued on the basis of their most recent closing market prices and translated into U.S. dollars at 4 p.m. E.T., except under the circumstances described below. Most foreign markets close before 4 p.m. E.T. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. E.T. As a result, the Adviser may use a third-party pricing service to assist in determining fair value of foreign securities. This service utilizes a systematic methodology in making fair value estimates. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. The Adviser cannot predict how often it will use closing prices or how often it will adjust those prices. As a means of evaluating its fair value process, the Adviser routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices. Other mutual funds may adjust the prices of their securities by different amounts.

How to Purchase Shares

You may purchase shares of the Funds directly without paying a sales charge. Please use the Funds’ “Regular Account Application” form to open an account. Special applications are available to open individual retirement accounts, such as Traditional, Roth, SEP or Simple IRAs (collectively “IRAs” or individually an “IRA”) and Coverdell accounts. All applications can be found at www.BaronFunds.com/applications. Please complete the application form in its entirety. If you do not provide all the information requested, your application will be returned to you and your investment will not be established.

The Funds offer three classes of shares, Retail Shares, Institutional Shares and R6 Shares, which differ only in their ongoing fees and eligibility requirements. The minimum initial investment for the Retail Shares is $2,000 per Fund, unless you choose to invest through the Baron Automatic Investment Plan (please see the “Baron Automatic Investment Plan” section on page 57 of this prospectus). The minimum initial investment for Institutional Shares is $1,000,000 per Fund. Institutional Shares are intended for certain financial intermediaries that offer shares of the Baron Funds® through fee-based platforms, retirement platforms or other platforms for which the financial intermediary provides services and is not compensated by the Baron Funds® for those services. Shareholders meeting the eligibility requirements for the Institutional Shares may also purchase Institutional

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Shares directly through the Baron Funds® without paying a sales charge or any other additional fees. Employees of the Adviser and its affiliates and Trustees of the Baron Funds® and employer sponsored retirement plans (qualified and non-qualified) are not subject to the eligibility requirements for Institutional Shares. R6 Shares are available only to qualified 401(a) plans (including 401(k) plans, Keogh plans, profit-sharing plans, money purchase pension plans, target benefit plans, defined benefit pension plans and Taft-Hartley multi-employer pension plans) (collectively, “Qualified Plans”), endowment funds and foundations, any state, county or city, or its instrumentality, department, authority, or agency, 457 Plans, including 457(a) governmental entity plans and tax-exempt plans, accounts registered to insurance companies, trust companies and bank trust departments, investment companies, both affiliated and not affiliated with the adviser, and any entity that is considered a corporation for tax purposes, including corporate non-qualified deferred compensation plans of such corporations. R6 Shares are not available to traditional and Roth Individual Retirement Accounts, SEPs and SARSEPs, except that Institutional Shares are available to such accounts or plans to the extent they are purchased through an eligible fee-based program. R6 Shares are also not available to retail, advisory fee-based wrap programs or to adviser-sold donor-advised funds. There is no minimum initial investment for Qualified Plans; however, the shares must be held through plan-level or omnibus accounts held on the books of the Funds. All other R6 eligible investors must meet a minimum initial investment of at least $5,000,000 in each Fund in which they invest.

At the sole discretion of the Adviser, the initial investment minimum may be waived for certain investors. In addition, the Funds will not enforce the minimum for accounts opened through certain financial intermediaries and administrators that may not have systems that are able to enforce the Funds’ minimum. There is no minimum for subsequent purchases except for purchases made through the Funds’ website (please see the “Special Information About the Baron Funds® Website” section on pages 63-64 of this prospectus). The Funds may reject any proposed purchase if the purchase would violate the Funds’ policies on short-term trading (please see the “Policies Regarding Frequent Purchases and Redemptions of Fund Shares” section on pages 60-62 of this prospectus).

Anti-Money Laundering Regulations.  As part of the Funds’ legal responsibility to fight the funding of terrorism and money laundering activities, the Funds require a detailed verification of the identity of a shareholder and individuals with authority or control over accounts opened by entities such as corporations, partnerships or trusts. When you open an account, the Funds will request such information as is necessary to verify your identity as a shareholder, as well as the identities of any individuals with authority or control over accounts being opened by entities. The information requested includes name, address, date of birth and U.S. taxpayer identification number. U.S. military personnel with an APO/FPO address are permitted to invest in

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the Funds. Please make sure to provide all required information. Incomplete information will delay your investment. The Funds will not process your investment until all required information has been provided. While the Funds are intended for U.S. investors, foreign investors who do not have U.S. taxpayer identification numbers may be permitted to invest in the Funds through a broker-dealer registered with the SEC that has sufficient anti-money laundering policies and procedures in place.

Your share purchase will receive the NAV of the Funds on the date that all required information has been provided to the Transfer Agent. United Missouri Bank of Kansas City, N.A. will hold your investment check until all required anti-money laundering information has been received. Investment funds received by bank wire will also be held by United Missouri Bank of Kansas City, N.A. If the application is not complete, the Funds’ representatives will attempt to collect any missing information by contacting you directly. If you purchase the Funds through a broker, dealer or other financial intermediary that is subject to the USA PATRIOT Act, such broker, dealer or other financial intermediary will be responsible for collecting the required information.

If the application is complete, the Funds will process the investment and will take steps to verify your identity. The Funds may request additional information or documents, if needed, to verify your identity. If the Funds cannot verify your identity, the account will be closed and you will receive proceeds based on the next NAV calculated for the Fund(s) in which you invested. If the Funds deem it necessary, and upon written notice to you, the payment of redemption proceeds to you may be suspended to comply with the anti-money laundering regulations applicable to the Funds. The Funds will share the identity of their shareholders with federal authorities if required to do so by law and may report a failure to verify a shareholder’s identity with federal authorities in accordance with applicable law.

State Unclaimed Property Laws.  Depending upon the State in which your account is opened, your property may be transferred to the appropriate State if no activity occurs in your account within the time period specified by State law. You should familiarize yourself with the laws of the State in which you have your account.

How to Invest with the Baron Funds®

By Mail

To open a new account,  send your signed application form with your check payable to BARON FUNDS® to:

Baron Funds®

P.O. Box 219946

Kansas City, MO 64121-9946

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or by overnight mail to:

Baron Funds®

430 West 7th Street

Kansas City, MO 64105-1514

Please make sure you indicate how much money you want invested in each Fund.  Checks must be payable in U.S. dollars and must be drawn on a U.S. bank. Third party checks, credit cards, money orders, travelers’ checks, starter checks, bearer securities and cash will not be accepted. For IRAs and Coverdell accounts, please specify the year for which the contribution is made. If no year is specified, it will be applied as a current year contribution.

When adding to your account,  please complete the additional investment form provided at the bottom of your account statement or purchase confirmation. If you do not have that form, please write a note with the account number, indicating in which Fund the investment should be made and send it along with your additional investment check. Please note that any investment funded by check will be subject to a fifteen-day hold or held until the check clears to prevent any fraudulent transactions. Please send it to either the regular or overnight address.

By Wire

You can make your initial or additional investments in the Funds by wire. To do so, please: (1) contact the Funds’ Transfer Agent at 1-800-442-3814 to obtain an account number; (2) complete and sign the application form and mail it to Baron Funds®, P.O. Box 219946, Kansas City, MO 64121-9946; (3) instruct your bank to wire funds to the United Missouri Bank of Kansas City, N.A., ABA No. 1010-0069-5, Account No. 98-7037-101-4; and (4) be sure to specify the following information in the wire: (a) the Fund you are buying; (b) your account number; and (c) your name. The Funds are not responsible for delays in the wiring process.

By Telephone

Once your account is open, you may add to your investment (if you have banking instructions on your account) or exchange among the Baron Funds® by speaking with a representative or by calling our automated voice recognition system “BaronTel,” unless you specifically declined either of these options on your account application. Please call 1-800-442-3814 to invest or exchange by telephone (please see the “How to Exchange Shares” section on page 62 of this prospectus). By choosing this option to make a purchase, you authorize the Funds to draw on your bank account. Please note that for an exchange, your accounts must be identically registered. If you need to add this option to your account, please call 1-800-442-3814.

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By Internet

You may open a new account through the Baron Funds® website by going to www.BaronFunds.com/openaccount (please see the “Special Information about the Baron Funds® Website” on pages 63-64 of this prospectus). You may add to an existing account by going to www.BaronFunds.com/myaccount. You must have ACH/Banking instructions on your account in order to make online purchases.

Baron Automatic Investment Plan — Retail Shares Only

Baron Automatic Investment Plan (the “Plan”) is an automatic investment plan offered by the Funds. For any account starting with an investment of less than $2,000, the minimum initial investment is $500 with subsequent monthly investments of as little as $50, which are automatically invested from your checking account. Once your investment has reached $2,000, you have the option of either discontinuing the Plan by contacting the Funds or continuing to automatically invest in the Funds. If your initial investment is greater than $2,000 and you wish to utilize the Plan for your account, please contact the Funds. To enroll in the Plan, please complete the Enrollment Form (available by calling 1-800-99BARON), attach a voided check and mail with your application to either Baron Funds®, P.O. Box 219946, Kansas City, MO 64121-9946 or, to the overnight address, Baron Funds®, 430 West 7th Street, Kansas City, MO 64105-1514.

If your account has already been established without banking instructions and you wish to enroll in the Plan, please send a “signature guaranteed” letter of instruction along with a voided check to the regular or overnight address. You can obtain a signature guarantee from most securities firms or banks, but not from a notary public.

Through Brokers, Dealers or Other Financial Intermediaries

You may purchase shares of the Funds through a broker, dealer or other financial intermediary that may charge a transaction fee. If you purchase shares directly from the Funds, no transaction fee is charged. The Funds also participate in programs with many financial intermediaries where no transaction fee is charged.

How to Redeem Shares

You may redeem Fund shares by any of the methods described below. If you are selling shares in an IRA or Coverdell account, please read the information in the IRA or Coverdell plan document. Redemptions will not be made until all of the requirements are met. Redemptions are priced at the next NAV calculated after your redemption

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request is received in the proper form. If you have recently purchased shares directly in the Baron Funds®, your redemption proceeds may not be sent to you until the purchase check has cleared your bank, which generally occurs within fifteen calendar days.

By Mail

Please write a letter that includes the following information: the name of the registered owner(s) of the account; the name of the Fund(s); the number of shares or dollar amount to be redeemed; and the account number. The letter must be signed in exactly the same way the account is registered, including the signature of each joint owner, if applicable. Mail the request to the Transfer Agent at Baron Funds®, P.O. Box 219946, Kansas City, MO 64121-9946.

A signature guarantee is required for redemptions of more than $50,000 per Fund (please see the “Special Information About Redemptions” section on pages 59-60 of this prospectus). Normally, within seven days after receipt of a redemption request by the Transfer Agent in the proper form, the Fund will mail you the proceeds.

By Telephone

You are automatically granted the telephone redemption option when you open your account, unless you decline the option on your account application or by calling 1-800-442-3814. Once made, your telephone request cannot be changed. There is no minimum amount that you must redeem by telephone from your account. The maximum amount that you may redeem by telephone is $50,000 per Fund per business day. You may receive the proceeds by any one of the following methods: (a) we will mail a check to the address to which your account is registered; (b) we will transmit the proceeds by electronic funds transfer to a previously designated bank account (usually a two banking day process); or (c) we will wire the proceeds to a pre-authorized bank account for a $10 fee that will be deducted from your redemption proceeds (usually a next banking day process). Banking instructions can be added to your account or changed by sending in a signature guaranteed letter of instruction. Please include your account number.

The Funds have the right to refuse a telephone redemption if they believe that it is advisable to do so. The Funds will not be responsible for any fraudulent telephone order as long as the Funds and their Transfer Agent use reasonable procedures to confirm that telephone instructions are genuine.

By Internet

You may make a redemption request of $50,000 or less per Fund per business day online by going to www.baronfunds.com/myaccount (please see the “Special

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Information about the Baron Funds® Website” on pages 63-64 of the prospectus). The ability to redeem by Internet applies to regular accounts (non-fiduciary) only.

The Funds have the right to refuse an online redemption if they believe that it is advisable to do so. The Funds will not be responsible for any fraudulent online order as long as the Funds and their Transfer Agent use reasonable procedures to confirm that online instructions are genuine.

By Broker, Dealer or Other Financial Intermediaries

Accounts may redeem Fund shares held by a broker, dealer or other financial intermediary that may charge you a fee. The Funds may have special redemption procedures with certain brokers, dealers or other financial intermediaries.

Special Information about Redemptions

If the amount to be redeemed is greater than $50,000 per Fund, all of the signatures on a redemption request must be signature guaranteed. If you have changed your address within 30 days of a redemption request, a signature guarantee is required for any amount of redemption. For joint tenant accounts, each signature must be signature guaranteed. A signature guarantee helps protect you and the Funds from fraud. You can obtain a signature guarantee from most securities firms or banks, but not from a notary public. A Fund, in its sole discretion, may waive this requirement. If you are redeeming $50,000 or less per Fund, and if the proceeds are sent to the address of record (which has not been changed within 30 days), no signature guarantee is required.

Please call the Transfer Agent at 1-800-442-3814 if you are unsure of any of the special redemption requirements. Please remember that the Funds will not process redemptions greater than $50,000 per Fund per business day until the original letter of instruction with the signature guarantee in proper form has been received by the Transfer Agent.

The Transfer Agent may require other documentation from corporations, trustees, executors, and others who hold shares on behalf of someone else. If you have any questions concerning the requirements, please call the Transfer Agent at 1-800-442-3814. Redemptions will not be made until all of the conditions, including the receipt in proper form of all required documentation by the Transfer Agent, have been satisfied. A redemption of Fund shares may generate a tax liability.

If you redeem more than $250,000 or 1% of the net asset value of a Fund during any 90-day period, that Fund has the right to pay the redemption price, either totally or partially, by a distribution of portfolio securities instead of cash.

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For Retail Shares, if the value of your investment in a Fund falls below $2,000 because of redemptions, the Funds may contact you about your balance. If it is still below $2,000 after 60 days, the Funds may redeem the remainder of your investment in the Fund and send you the proceeds. For Institutional Shares, if the value of your investment in a Fund falls below $1,000,000 because of redemptions, the Funds may contact you about your balance. If it remains below $1,000,000 after 60 days, the Funds may convert your Institutional Shares into Retail Shares. The Funds will notify you in writing that your investment will be redeemed or converted in advance of taking such action so that you are informed of the new status of your investment.

The Funds may suspend the normal redemption process if trading on the Exchange is suspended or if an emergency exists that reasonably precludes the valuation of the Funds’ net assets or if the SEC permits a suspension.

Dividends and Distributions

Each Fund pays its shareholders dividends from its net investment income and distributes any net realized capital gains once each year. Your distributions will be reinvested in the Fund unless you instruct the Fund otherwise. There are no charges on reinvestments. After every distribution, the value of a share is automatically reduced by the amount of the distribution. If you elect not to reinvest and the postal or other delivery service is unable to deliver checks to your address of record, your distribution will be reinvested in additional shares at the next NAV calculated after the check is returned to the Fund. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Potential investors should read the “U.S. Federal Income Taxation” section on pages 64-66 of this prospectus and the “Taxation of the Funds” section on pages 36-42 in the SAI for information on the tax treatment of distributions from the Funds and for a discussion of the tax consequences of an investment in the Funds. References below to the “Fund” apply to each of the Funds described in this prospectus.

Policies Regarding Frequent Purchases and Redemptions of Fund Shares

The Funds discourage any person who is not a long-term investor from investing in the Funds. The Funds make investments for the long term and have had relatively low turnover of the portfolios (please see the “Additional Investment Strategies” section on pages 39-41 of this prospectus and the “Principal Investment Strategies of the Fund” sections of each summary section beginning on page 4 of the prospectus). The Board has adopted policies and procedures to minimize frequent purchases and redemptions of Fund shares by shareholders. The Board believes that frequent trading (which may include market timing, short-term trading or excessive trading) of Fund shares has the potential to adversely impact other shareholders of the Funds.

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The Board believes that frequent trading of Fund shares causes risks to the Funds and their shareholders. Frequent trading may dilute the value of Fund shares held by long-term shareholders, trigger gains taxable to Fund shareholders, increase brokerage and administrative costs and interfere with the efficient management of the Funds. It may disrupt the Adviser’s ability to manage the Funds in accordance with their goals. This disadvantages other shareholders of the Funds and adds to Fund costs, since the Adviser may be required to sell investments prematurely to raise cash to meet redemptions. The impact could be particularly severe for a smaller Fund because the frequent activity would have a greater impact on each remaining long-term shareholder. Shareholders could also be negatively affected by frequent trading if the Adviser is forced to rebalance the portfolio and thereby incur substantial expenses in doing so.

Trades in and out of a Fund within 90 days or less may be indicative of frequent trading.  If the Adviser believes that an investor is a frequent trader, the Adviser, in its sole discretion, may temporarily or permanently bar that investor from trading in the Fund or any Baron Funds®. Exchanges between the Funds within 90 days or less will generally not be considered frequent trading, unless the Adviser, in its sole discretion, determines that such exchanges are excessive. Although the Adviser uses a variety of methods to detect and deter frequent trading, there is no assurance that the Adviser’s own operational systems and procedures will identify and eliminate all frequent trading strategies. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Funds.

If the Funds reasonably believe that certain financial intermediaries are not enforcing the Funds’ policies regarding frequent purchases and redemptions of Fund shares, the Funds may prohibit the financial intermediary from investing in the Funds on behalf of any of its clients. However, certain financial intermediaries and administrators may not have systems that can accommodate the Funds’ policies regarding the frequent purchases and redemptions of Fund shares. In these limited instances, the Funds must rely on those financial intermediaries and administrators to enforce their own frequent trading policies. If the Adviser reasonably believes that a financial intermediary is not enforcing its own policy, or the Funds’ policies regarding frequent purchases and redemptions of Fund shares, even though it has the appropriate systems, the Funds may prohibit the financial intermediary from investing in the Funds on behalf of any of its clients.

The Funds’ policies and procedures may be modified or terminated at any time. The Funds reserve the right to reject any purchase or exchange request for any reason.

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The Adviser, in its sole discretion, may waive its policies regarding frequent purchases and redemptions of Fund shares for purchases, redemptions and exchanges that are part of a rebalancing or asset allocation program administered by an approved financial intermediary.

How to Exchange Shares

You may exchange all or a portion of your investment from one Baron Fund into another. You may exchange shares by mail, telephone (speaking with a representative or using our automated voice recognition system “BaronTel”) or through the Baron Funds® website. You must not have opted out of the telephone option to do an exchange via telephone or online (please see the “Special Information about the Baron Funds® Website” section on pages 63-64 of this prospectus). Any new account established through an exchange will have the same registration, the same privileges and will be subject to the same minimum investment requirements as your original account. There is currently no fee for an exchange. Exchanges will be executed on the basis of the relative net asset value of the shares exchanged. An exchange is considered a sale for U.S. federal income tax purposes, and you may therefore realize a gain or loss for U.S. federal income tax purposes as a result on an exchange. The policy of the Funds is to presume that a person who trades in and out of a Fund within 90 days or less is not a long-term investor (please see the “Policies Regarding Frequent Purchases and Redemptions of Fund Shares” section on pages 60-62 of this prospectus). Exchanges between the Funds within 90 days or less will generally not be considered frequent trading unless the Adviser, in its sole discretion, determines that such exchanges are excessive. The Funds reserve the right to cancel the exchange privilege of any investor who uses the exchange privilege excessively. The Funds may change or temporarily suspend the exchange privilege during unusual market conditions.

How to Convert Shares

The Funds offer three classes of shares, Retail Shares, Institutional Shares and R6 Shares, which differ only in their ongoing fees and eligibility requirements. You may convert Retail Shares into Institutional Shares if the value of your investment in a Fund is at least $1,000,000. If the value of your investment in a Fund falls below $1,000,000, the Fund may convert your Institutional Shares into Retail Shares. You may convert Retail Shares or Institutional Shares into R6 Shares if you meet the eligibility requirements. The transaction will be based on the respective NAV of each class to be exchanged on the trade date for the conversion. For U.S. federal income tax purposes, such a conversion is not a taxable event.

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Special Information about the Baron Funds® Website

You may visit us online at the Baron Funds® website at www.BaronFunds.com/myaccount to check your Fund account balance and historical transactions, make purchases or redemptions of Fund shares or exchanges into other Baron Funds®. Exchanges into other Baron Funds on the Baron Funds website may only be made for Retail Shares. If you do not already have a login ID and password, you may establish online transaction privileges by enrolling on the website. You automatically have the ability to establish these privileges, but you will be required to enter into a user’s agreement through the website to enroll for the privileges. Transactions through the website are subject to the same minimums as other transaction methods. To purchase shares online, you must have ACH instructions on your account. Payment for the purchase of Baron Fund shares through the website may be made only through an ACH debit of your bank account held at a domestic financial institution that is an ACH member.

For Retail Shares, the Funds impose a limit of $25,000 per initial purchase transaction or subsequent transaction through the website. The minimum initial investment for Retail Shares is $2,000 per Fund with subsequent minimum investments through the website of $10 per month. If you are utilizing the Baron Automatic Investment Plan, you can start with an initial investment of $500 per Fund with subsequent minimum investments of $50 per month. You may not make an initial purchase of Institutional Shares through the Baron Funds® website unless you are an employee or Trustee of the Baron Funds®. For Institutional Shares and R6 Shares, the Funds impose a limit of $25,000 for subsequent transactions through the website.

The Funds limit the amount you may redeem through its website to $50,000 or less per Fund per business day. Redemption proceeds may be sent by check or, if your account has bank information, by wire or ACH. Redemptions will be paid by check to the address of record if it has not changed in the last 30 days, and wire or ACH transfer to the bank of record. The ability to redeem by Internet applies to regular accounts (non-fiduciary) only.

Please be aware that the Internet is an unsecured, unstable, unregulated and unpredictable environment. Your ability to use the Baron Funds® website for transactions is dependent on the Internet, equipment, software, systems, data and services provided by various vendors and third parties. While the Funds, the Distributor, the Transfer Agent and the Adviser have established certain security measures, they cannot guarantee that inquiries, account information or trading activity will be completely secure. There may also be delays, malfunctions or other inconveniences, or times when the website is not available for Fund transactions or other purposes. If this occurs, you should consider using other methods to purchase, redeem or exchange shares. The Funds, the Distributor, the Transfer Agent and the

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Adviser are not liable for any delays, malfunctions or unauthorized interception or access to communications or account information.

The Funds, the Distributor, the Transfer Agent and the Adviser are not liable for any loss, liability, cost or expense for following instructions communicated through the Internet, including fraudulent or unauthorized instructions.

U.S. Federal Income Taxation

Tax Status of the Fund

Each Fund intends to qualify every year as a “regulated investment company” under the Code. If a Fund qualifies as a regulated investment company, it generally will not be subject to U.S. federal income tax on income that is distributed to shareholders, provided that it distributes to its shareholders at least 90% of its “investment company taxable income” (which includes, among other items, dividends, interest, the excess of net short-term capital gains over net long-term capital losses and other taxable income other than the excess of net long-term capital gains over net short-term capital losses) and 90% of its net tax-exempt interest income in each year.

Taxability of Dividends and Distributions

The Funds intend to pay dividends from their net investment income and to distribute any net realized capital gains once each year. Distributions of a Fund’s investment company taxable income (other than “qualified dividend income”), including distributions of net short-term capital gains, will be taxable to you as ordinary income. Distributions of a Fund’s net capital gains (the excess of a Fund’s net long-term capital gain for the taxable year over its net short-term capital loss for that year) reported as capital gain dividends by a Fund will be taxable to you as long-term capital gains, regardless of the length of time you have held shares of a Fund. Distributions in excess of a Fund’s current and accumulated earnings and profits will be treated as a tax-free return of capital, to the extent of your adjusted basis in your shares of a Fund, and as a capital gain thereafter (if you held your shares of the relevant Fund as capital assets). Provided that you satisfy the applicable holding period and other requirements with respect to your shares of a Fund, distributions of a Fund’s “qualified dividend income” will be treated as “qualified dividend income” received by you and, if you are an individual or other non-corporate shareholder, will therefore be subject to U.S. federal income tax at the rates applicable to long-term capital gains. The Funds will inform you each year of the tax status of distributions you received for the previous year. Your tax liabilities for such distributions will depend on your particular tax situation.

Your distributions will be reinvested in the Fund unless you instruct the Fund otherwise. If you do not instruct the Fund not to reinvest distributions in additional

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shares of a Fund, you will be treated for U.S. federal income tax purposes as receiving the relevant distributions and using them to purchase shares. All distributions of investment company taxable income and net capital gains, whether received in cash or reinvested, must be reported on your U.S. federal income tax return.

A distribution will be treated as paid during a calendar year if it is declared by the Fund in October, November or December of the year to holders of record in such a month and paid by January 31 of the following year. Such distributions will be taxable to you as if received on December 31 of such prior year, rather than in the year in which the distributions are actually received.

Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. If a Fund meets certain requirements and so elects, a ratable portion of the amounts withheld or paid will generally be taxable to you as a shareholder even though you do not receive them. In that case, you will generally be able to claim a tax credit or a deduction for your portion of any foreign withholding and income taxes paid by a Fund, subject to generally applicable limitations.

A Fund must withhold 28% of your dividends and redemption proceeds if you have not provided a taxpayer identification number or social security number or if the number you have provided is incorrect.

Taxability of the Sale or Redemption of Shares

You will recognize a taxable gain or loss, if any, if you sell or redeem your shares. You will generally be subject to taxation based on the difference between your adjusted tax basis in your shares that are sold or redeemed and the value of the cash or other property you receive in payment therefor.

Any gain or loss arising from the sale or redemption of shares will be treated as capital gain or loss if the shares are capital assets in your hands and will generally be long-term capital gain or loss if your holding period for your shares is more than one year and short-term capital gain or loss if it is one year or less. Currently, long-term capital gains recognized by individuals and other non-corporate shareholders on a sale or redemption of shares generally are taxed at a maximum rate of 20%. Any loss realized on a sale or redemption will be disallowed to the extent the shares you dispose of are replaced (including pursuant to our dividend reinvestment program) with substantially identical shares within a period beginning 30 days before and ending 30 days after the disposition of your shares. In such a case, your basis in the shares acquired will be adjusted to reflect the disallowed loss. Any loss arising from the sale or redemption of shares for which you have a holding period of six months or less will be treated for U.S. federal tax purposes as a long-term capital loss to the extent of any amount of capital gain dividends you received with respect to such shares.

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Conversion of Shares

The Funds offer three classes of shares, Retail Shares, Institutional Shares and R6 Shares, which differ only in their ongoing fees and eligibility requirements. You may convert Retail Shares into Institutional Shares if your investment in a Fund is at least $1,000,000. If the value of your investment in a Fund falls below $1,000,000 because of redemptions, the Fund may convert your Institutional Shares into Retail Shares. You may convert Retail Shares or Institutional Shares into R6 Shares if you meet the eligibility requirements. The transaction will be based on the respective NAV of each class on the trade date for the conversion. For U.S. federal income tax purposes, such a conversion will not be a taxable event. You should consult your own tax adviser regarding specific questions of federal, state, local or foreign tax law.

Cost Basis Information

A Fund is required to report your cost basis, gain or loss, and holding period to the Internal Revenue Service on your Consolidated Form 1099 when “covered” shares of the Fund are redeemed. Covered shares are any shares acquired (including shares acquired through reinvestment of the Fund’s distributions) on or after January 1, 2012. Each of the Funds has chosen the “average cost” method as its default method for reporting the cost basis of covered shares. Each Fund will use this method for purposes of reporting your cost basis unless you instruct the relevant Fund in writing to use a different calculation method. You may choose a method different from the Funds’ default method if you provide the Fund with timely notice. Please consult your tax advisor with regard to your particular circumstances.

The foregoing is a summary of some of the important U.S. federal income tax considerations affecting the Funds and their shareholders. It is not a complete analysis of all relevant tax considerations, nor is it a complete listing of all potential tax risks involved in purchasing or holding shares of the Funds. You should consult your own tax adviser regarding specific questions of federal, state, local or foreign tax law.

Distribution and Servicing Arrangements

12b-1 Plan

The Funds have adopted a distribution and servicing plan for Retail Shares (the “12b-1 Plan”) under Rule 12b-1 of the Investment Company Act of 1940 that allows the Funds to pay fees for the distribution of Retail Shares and for shareholder services provided to holders of Retail Shares. A substantial portion of the 12b-1 fees is directed to third parties that provide shareholder servicing to existing shareholders.

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The 12b-1 Plan authorizes the Funds to pay BCI a distribution fee equal to 0.25% per annum of each Fund’s average daily net assets attributable to the Retail Shares (please see the “12b-1 Plan” section in the SAI). Due to the possible continuing nature of Rule 12b-1 payments, long-term investors in Retail Shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by FINRA. The 12b-1 Plan does not apply to Institutional Shares.

Third Party Arrangements. In addition to payments under the 12b-1 Plan, the Adviser, the Distributor or their affiliates may, at their own expense out of their own financial resources, make payments to some, but not all brokers, dealers or other financial intermediaries, including retirement plan sponsors, service providers and administrators providing recordkeeping, administrative and/or other services to plan participants (collectively, “financial intermediaries”), as additional compensation for services and/or as an incentive to sell both retail and institutional shares of the Funds and/or promote retention of their customers’ assets in the Funds. These payments, some of which may be referred to as “revenue sharing” payments, do not change the price paid by investors to purchase the Funds’ shares or the amount the Funds receive as proceeds from such sales.

Payments may be made to financial intermediaries that provide services to the Funds or to shareholders of the Funds, including shareholder servicing, transaction processing, sub-transfer agency services, sub-accounting services, marketing support, conference support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Payments may also be made to financial intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs and platforms, or as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders. Payments may be structured: (i) as a percentage of net sales; (ii) as a percentage of net customer assets; (iii) as a fixed dollar amount; and/or (iv) on a per account basis. The amount of payments made to a financial intermediary in any given year may vary based on the amount of Fund assets attributable to that financial intermediary.

The Funds may pay fees to financial intermediaries out of the applicable Fund’s assets (in addition to 12b-1 fees for Retail Shares) for servicing shareholder accounts. Such financial intermediaries typically would have omnibus accounts with the Transfer Agent and provide shareholder servicing and/or sub-transfer agent or sub-accounting services to shareholders or beneficial owners. It is anticipated that any amounts paid by a Fund to such financial intermediaries generally would not exceed the estimated amount the Fund would have incurred in maintaining and servicing the shareholder accounts in the Fund directly rather than through these financial intermediaries. As of September 30, 2015, the Funds have made no such payments.

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Financial Highlights

The financial highlights table is intended to help you understand the Funds’ financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. The “total return” shows how much your investment in a Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights, for each of the fiscal years presented in the five year period ended September 30, 2015 or the fiscal years of a Fund’s operations, if less than five years, have been audited by PricewaterhouseCoopers LLP, the Funds’ independent registered public accounting firm, whose report, along with the Funds’ financial statements, is included in the Funds’ Annual Financial Report, which is available upon request by calling 1-800-99BARON or by emailing info@baronfunds.com. The Annual Financial Report is also incorporated by reference in the SAI. The SAI and the Annual Financial Report can be found at www.BaronFunds.com. The Funds’ R6 Shares are newly issued and therefore Financial Highlights for those Shares are not presented in this prospectus.

BARON ASSET FUND

	RETAIL SHARES
	Year Ended September 30,
	2015		2014		2013		2012		2011
Net asset value, beginning of year	$63.75		$61.37		$52.03		$49.00		$49.27
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.41	)(1)	(0.44	)(1)	(0.34	)(1)	(0.14	)(1)	(0.23	)(1)
Net realized and unrealized gain on investments	1.71		8.42		13.44		10.94		0.73
Total from investment operations	1.30		7.98		13.10		10.80		0.50
LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	0.00		0.00		0.00		0.00		0.00
Net realized gain on investments	(4.17)		(5.60)		(3.76)		(7.77)		(0.77)
Total distributions	(4.17)		(5.60)		(3.76)		(7.77)		(0.77)
Net asset value, end of year	$60.88		$63.75		$61.37		$52.03		$49.00
TOTAL RETURN	1.81%		13.59%		27.17%		24.65%		0.85%
RATIOS/SUPPLEMENTAL DATA:
Net assets (in millions), end of year	$1,804.3		$2,000.5		$2,024.2		$1,845.6		$1,924.9
Ratio of operating expenses to average net assets	1.31%		1.31%		1.32%		1.33%		1.33%
Ratio of net investment loss to average net assets	(0.62)%		(0.70)%		(0.62)%		(0.28)%		(0.41)%
Portfolio turnover rate	13.53%		11.26%		12.04%		13.11%		23.89%

(1)	Based on average shares outstanding.

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BARON ASSET FUND (CONTINUED)

	INSTITUTIONAL SHARES
	Year Ended September 30,
	2015		2014		2013		2012	2011
Net asset value, beginning of year	$64.87		$62.20		$52.55		$49.30	$49.43
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.24	)(1)	(0.28	)(1)	(0.21	)(1)	0.01 (1)	(0.10	)(1)
Net realized and unrealized gain on investments	1.73		8.55		13.62		11.01	0.74
Total from investment operations	1.49		8.27		13.41		11.02	0.64
LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	0.00		0.00		0.00		0.00	0.00
Net realized gain on investments	(4.17)		(5.60)		(3.76)		(7.77)	(0.77)
Total distributions	(4.17)		(5.60)		(3.76)		(7.77)	(0.77)
Net asset value, end of year	$62.19		$64.87		$62.20		$52.55	$49.30
TOTAL RETURN	2.09%		13.90%		27.51%		24.99%	1.14%
RATIOS/SUPPLEMENTAL DATA:
Net assets (in millions), end of year	$719.1		$689.8		$506.1		$386.7	$288.9
Ratio of operating expenses to average net assets	1.04%		1.04%		1.05%		1.06%	1.06%
Ratio of net investment income (loss) to average net assets	(0.36)%		(0.43)%		(0.38)%		0.02%	(0.18)%
Portfolio turnover rate	13.53%		11.26%		12.04%		13.11%	23.89%

(1)	Based on average shares outstanding.

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BARON GROWTH FUND

	RETAIL SHARES
	Year Ended September 30,
	2015		2014		2013		2012	2011
Net asset value, beginning of year	$70.46		$68.67		$58.19		$46.18	$44.37
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.27	)(1)	0.06	(1)	(0.12	)(1)	0.20 (1)	(0.29	)(1)
Net realized and unrealized gain on investments	1.28		3.45		16.37		12.64	2.10
Total from investment operations	1.01		3.51		16.25		12.84	1.81
LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	0.00		(0.03)		(0.18)		0.00	0.00
Net realized gain on investments	(3.22)		(1.69)		(5.59)		(0.83)	0.00
Total distributions	(3.22)		(1.72)		(5.77)		(0.83)	0.00
Net asset value, end of year	$68.25		$70.46		$68.67		$58.19	$46.18
TOTAL RETURN	1.27%		5.11%		30.76%		28.12%	4.08%
RATIOS/SUPPLEMENTAL DATA:
Net assets (in millions), end of year	$3,511.2		$4,076.1		$4,644.2		$4,073.5	$4,110.8
Ratio of operating expenses to average net assets	1.29	%(2)	1.29	%(2)	1.30%		1.32%	1.32%
Ratio of net investment income (loss) to average net assets	(0.37)%		0.08%		(0.20)%		0.38%	(0.56)%
Portfolio turnover rate	6.95%		13.15%		9.63%		13.70%	13.51%

(1)	Based on average shares outstanding.
(2)	Interest expense rounds to less than 0.01%.

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BARON GROWTH FUND (CONTINUED)

	INSTITUTIONAL SHARES
	Year Ended September 30,
	2015		2014		2013	2012	2011
Net asset value, beginning of year	$71.33		$69.32		$58.70	$46.46	$44.52
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.09	)(1)	0.20	(1)	0.02 (1)	0.45 (1)	(0.17	)(1)
Net realized and unrealized gain on investments	1.28		3.53		16.52	12.62	2.11
Total from investment operations	1.19		3.73		16.54	13.07	1.94
LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.02)		(0.03)		(0.33)	0.00	0.00
Net realized gain on investments	(3.22)		(1.69)		(5.59)	(0.83)	0.00
Total distributions	(3.24)		(1.72)		(5.92)	(0.83)	0.00
Net asset value, end of year	$69.28		$71.33		$69.32	$58.70	$46.46
TOTAL RETURN	1.51%		5.39%		31.10%	28.45%	4.36%
RATIOS/SUPPLEMENTAL DATA:
Net assets (in millions), end of year	$3,440.4		$3,694.5		$2,976.7	$1,747.3	$1,261.8
Ratio of operating expenses to average net assets	1.04	%(2)	1.04	%(2)	1.05%	1.06%	1.06%
Ratio of net investment income (loss) to average net assets	(0.12)%		0.28%		0.04%	0.83%	(0.33)%
Portfolio turnover rate	6.95%		13.15%		9.63%	13.70%	13.51%

(1)	Based on average shares outstanding.
(2)	Interest expense rounds to less than 0.01%.

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BARON SMALL CAP FUND

	RETAIL SHARES
	Year Ended September 30,
	2015		2014		2013		2012		2011
Net asset value, beginning of year	$33.68		$32.83		$26.14		$20.84		$20.90
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.21	)(1)	(0.01	)(1)	(0.12	)(1)	(0.19	)(1)	(0.15	)(1)
Net realized and unrealized gain (loss) on investments	(1.10)		2.14		7.61		5.96		0.09	(2)
Total from investment operations	(1.31)		2.13		7.49		5.77		(0.06)
LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	0.00		0.00		0.00		0.00		0.00
Net realized gain on investments	(2.03)		(1.28)		(0.80)		(0.47)		0.00
Total distributions	(2.03)		(1.28)		(0.80)		(0.47)		0.00
Net asset value, end of year	$30.34		$33.68		$32.83		$26.14		$20.84
TOTAL RETURN	(4.32)%		6.52%		29.51%		28.09%		(0.29)%
RATIOS/SUPPLEMENTAL DATA:
Net assets (in millions), end of year	$2,601.4		$3,192.8		$3,626.1		$3,081.8		$2,842.0
Ratio of operating expenses to average net assets	1.30%		1.30%		1.31%		1.31%		1.31%
Ratio of net investment loss to average net assets	(0.61)%		(0.04)%		(0.42)%		(0.76)%		(0.63)%
Portfolio turnover rate	14.66%		16.41%		20.35%		28.02%		32.81%

(1)	Based on average shares outstanding.
(2)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values of investments of the Fund.

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BARON SMALL CAP FUND (CONTINUED)

	INSTITUTIONAL SHARES
	Year Ended September 30,
	2015		2014	2013		2012		2011
Net asset value, beginning of year	$34.16		$33.20	$26.36		$20.96		$20.97
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.13	)(1)	0.06 (1)	(0.05	)(1)	(0.13	)(1)	(0.10	)(1)
Net realized and unrealized gain (loss) on investments	(1.12)		2.18	7.69		6.00		0.09	(2)
Total from investment operations	(1.25)		2.24	7.64		5.87		(0.01)
LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	0.00		0.00	0.00		0.00		0.00
Net realized gain on investments	(2.03)		(1.28)	(0.80)		(0.47)		0.00
Total distributions	(2.03)		(1.28)	(0.80)		(0.47)		0.00
Net asset value, end of year	$30.88		$34.16	$33.20		$26.36		$20.96
TOTAL RETURN	(4.08)%		6.79%	29.85%		28.41%		(0.05)%
RATIOS/SUPPLEMENTAL DATA:
Net assets (in millions), end of year	$1,923.2		$2,057.4	$1,775.7		$1,111.0		$518.6
Ratio of operating expenses to average net assets	1.04%		1.04%	1.05%		1.05%		1.06%
Ratio of net investment income (loss) to average net assets	(0.37)%		0.18%	(0.16)%		(0.53)%		(0.42)%
Portfolio turnover rate	14.66%		16.41%	20.35%		28.02%		32.81%

(1)	Based on average shares outstanding.
(2)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values of investments of the Fund.

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BARON OPPORTUNITY FUND

	RETAIL SHARES
	Year Ended September 30,
	2015		2014		2013		2012		2011
Net asset value, beginning of year	$18.61		$19.26		$15.61		$12.83		$12.76
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.21	)(1)	(0.24	)(1)	(0.17	)(1)	(0.17	)(1)	(0.16	)(1)
Net realized and unrealized gain (loss) on investments	(0.25)		0.79		4.06		2.95		0.23
Total from investment operations	(0.46)		0.55		3.89		2.78		0.07
LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	0.00		0.00		0.00		0.00		0.00
Net realized gain on investments	(1.03)		(1.20)		(0.24)		0.00		0.00
Total distributions	(1.03)		(1.20)		(0.24)		0.00		0.00
Net asset value, end of year	$17.12		$18.61		$19.26		$15.61		$12.83
TOTAL RETURN	(2.70)%		2.87	%(3)	25.39%		21.67%		0.55%
RATIOS/SUPPLEMENTAL DATA:
Net assets (in millions), end of year	$232.2		$331.2		$359.9		$332.4		$240.4
Ratio of operating expenses to average net assets	1.38	%(2)	1.35%		1.37%		1.39%		1.41%
Ratio of net investment loss to average net assets	(1.10)%		(1.24)%		(1.02)%		(1.16)%		(1.11)%
Portfolio turnover rate	41.87%		63.40%		70.44%		88.56%		65.43%

(1)	Based on average shares outstanding.
(2)	Interest expense rounds to less than 0.01%.
(3)

The Adviser made a voluntary payment to the Fund in the amount of $140,762 to compensate the Fund for a loss incurred due to a trade processing error. The impact of this payment increased the Fund’s total return by 0.03%.

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Information about your Investment	Baron Funds®

BARON OPPORTUNITY FUND (CONTINUED)

	INSTITUTIONAL SHARES
	Year Ended September 30,
	2015		2014		2013		2012		2011
Net asset value, beginning of year	$18.89		$19.49		$15.75		$12.91		$12.80
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.16	)(1)	(0.19	)(1)	(0.13	)(1)	(0.13	)(1)	(0.12	)(1)
Net realized and unrealized gain (loss) on investments	(0.25)		0.79		4.11		2.97		0.23
Total from investment operations	(0.41)		0.60		3.98		2.84		0.11
LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	0.00		0.00		0.00		0.00		0.00
Net realized gain on investments	(1.03)		(1.20)		(0.24)		0.00		0.00
Total distributions	(1.03)		(1.20)		(0.24)		0.00		0.00
Net asset value, end of year	$17.45		$18.89		$19.49		$15.75		$12.91
TOTAL RETURN	(2.38)%		3.10	%(3)	25.74%		22.00%		0.86%
RATIOS/SUPPLEMENTAL DATA:
Net assets (in millions), end of year	$91.7		$109.4		$101.3		$62.5		$35.5
Ratio of operating expenses to average net assets	1.10	%(2)	1.08%		1.11%		1.13%		1.14%
Ratio of net investment loss to average net assets	(0.84)%		(0.97)%		(0.79)%		(0.90)%		(0.84)%
Portfolio turnover rate	41.87%		63.40%		70.44%		88.56%		65.43%

(1)	Based on average shares outstanding.
(2)	Interest expense rounds to less than 0.01%.
(3)

The Adviser made a voluntary payment to the Fund in the amount of $140,762 to compensate the Fund for a loss incurred due to a trade processing error. The impact of this payment increased the Fund’s total return by 0.03%.

75	www.BaronFunds.com

Baron Funds®	Information about your Investment

BARON FIFTH AVENUE GROWTH FUND

	RETAIL SHARES
	Year Ended September 30,
	2015		2014		2013		2012		2011
Net asset value, beginning of year	$16.83		$14.42		$11.83		$8.98		$9.21
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.09	)(1)	(0.05	)(1)	0.02	(1)	(0.03	)(1)	(0.06	)(1)
Net realized and unrealized gain (loss) on investments	0.17	(2)	2.46		2.57		2.88		(0.17)
Total from investment operations	0.08		2.41		2.59		2.85		(0.23)
LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	0.00		0.00		0.00		0.00		0.00
Net realized gain on investments	0.00		0.00		0.00		0.00		0.00
Total distributions	0.00		0.00		0.00		0.00		0.00
Net asset value, end of year	$16.91		$16.83		$14.42		$11.83		$8.98
TOTAL RETURN	0.48	%(3)	16.71	%(3)	21.89	%(3)	31.74	%(3)	(2.50	)%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets (in millions), end of year	$71.5		$53.2		$47.8		$34.8		$23.4
Ratio of operating expenses to average net assets	1.32%		1.37%		1.47%		1.55%		1.59%
Less: Reimbursement of expenses by Adviser and/or offsets	(0.02)%		(0.07)%		(0.17)%		(0.25)%		(0.29)%
Ratio of net operating expenses to average net assets	1.30%		1.30%		1.30%		1.30%		1.30%
Ratio of net investment income (loss) to average net assets	(0.49)%		(0.29)%		0.14%		(0.30)%		(0.55)%
Portfolio turnover rate	14.54%		16.84%		22.91%		79.07%		75.36%

(1)	Based on average shares outstanding.
(2)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values of investments of the Fund.

(3)	The total returns would have been lower had certain expenses not been reduced during the period shown.

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Information about your Investment	Baron Funds®

BARON FIFTH AVENUE GROWTH FUND (CONTINUED)

	INSTITUTIONAL SHARES
	Year Ended September 30,
	2015		2014		2013		2012		2011
Net asset value, beginning of year	$17.00		$14.53		$11.89		$9.00		$9.21
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.04	)(1)	(0.01	)(1)	0.05	(1)	(0.01	)(1)	(0.03	)(1)
Net realized and unrealized gain (loss) on investments	0.16	(2)	2.48		2.59		2.90		(0.18)
Total from investment operations	0.12		2.47		2.64		2.89		(0.21)
LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.02)		0.00		0.00		0.00		0.00
Net realized gain on investments	0.00		0.00		0.00		0.00		0.00
Total distributions	(0.02)		0.00		0.00		0.00		0.00
Net asset value, end of year	$17.10		$17.00		$14.53		$11.89		$9.00
TOTAL RETURN	0.72%		17.00	%(3)	22.20	%(3)	32.11	%(3)	(2.28	)%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets (in millions), end of year	$74.7		$56.0		$33.8		$18.9		$10.2
Ratio of operating expenses to average net assets	1.04%		1.08%		1.18%		1.26%		1.31%
Less: Reimbursement of expenses by Adviser and/or offsets	0.00%		(0.03)%		(0.13)%		(0.21)%		(0.26)%
Ratio of net operating expenses to average net assets	1.04%		1.05%		1.05%		1.05%		1.05%
Ratio of net investment income (loss) to average net assets	(0.23)%		(0.08)%		0.36%		(0.05)%		(0.30)%
Portfolio turnover rate	14.54%		16.84%		22.91%		79.07%		75.36%

(1)	Based on average shares outstanding.
(2)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values of investments of the Fund.

(3)	The total returns would have been lower had certain expenses not been reduced during the period shown.

77	www.BaronFunds.com

Baron Funds®	Information about your Investment

BARON DISCOVERY FUND

	RETAIL SHARES
	Year Ended September 30,
	2015		2014
Net asset value, beginning of year	$11.68		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.13	)(1)	(0.10	)(1)
Net realized and unrealized gain (loss) on investments	(0.42)		1.78	(2)
Total from investment operations	(0.55)		1.68
LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	0.00		0.00
Net realized gain on investments	0.00		0.00
Total distributions	0.00		0.00
Net asset value, end of year	$11.13		$11.68
TOTAL RETURN	(4.71	)%(3)(4)	16.80	%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets (in millions), end of year	$19.9		$16.6
Ratio of operating expenses to average net assets	1.57%		2.16%
Less: Reimbursement of expenses by Adviser and/or offsets	(0.22)%		(0.81)%
Ratio of net operating expenses to average net assets	1.35%		1.35%
Ratio of net investment loss to average net assets	(0.97)%		(0.85)%
Portfolio turnover rate	114.82%		109.40%

(1)	Based on average shares outstanding.
(2)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values of investments of the Fund.

(3)	The total returns would have been lower had certain expenses not been reduced during the period shown.
(4)

The Adviser made a voluntary payment to the Fund in the amount of $1,000 to compensate the Fund for a loss incurred due to a trade processing error. The impact of this payment increased the Fund’s total return by less than 0.01%.

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Baron Funds®	Information about your Investment

BARON DISCOVERY FUND (CONTINUED)

	INSTITUTIONAL SHARES
	Year Ended September 30,
	2015		2014
Net asset value, beginning of year	$11.71		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.10	)(1)	(0.08	)(1)
Net realized and unrealized gain (loss) on investments	(0.42)		1.79	(2)
Total from investment operations	(0.52)		1.71
LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	0.00		0.00
Net realized gain on investments	0.00		0.00
Total distributions	0.00		0.00
Net asset value, end of year	$11.19		$11.71
TOTAL RETURN	(4.44	)%(3)(4)	17.10	%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets (in millions), end of year	$53.9		$48.7
Ratio of operating expenses to average net assets	1.25%		1.91%
Less: Reimbursement of expenses by Adviser and/or offsets	(0.15)%		(0.81)%
Ratio of net operating expenses to average net assets	1.10%		1.10%
Ratio of net investment loss to average net assets	(0.72)%		(0.64)%
Portfolio turnover rate	114.82%		109.40%

(1)	Based on average shares outstanding.
(2)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values of investments of the Fund.

(3)	The total returns would have been lower had certain expenses not been reduced during the period shown.
(4)

The Adviser made a voluntary payment to the Fund in the amount of $1,000 to compensate the Fund for a loss incurred due to a trade processing error. The impact of this payment increased the Fund’s total return by less than 0.01%.

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Baron Funds®	Information about your Investment

General Information

Custodian, Administrator, Transfer Agent and Dividend Agent

State Street Bank and Trust Company (“SSBT”), One Lincoln Street, Boston, MA 02111, serves as the custodian for the Funds’ cash and securities.

SSBT serves as the administrator to the Funds and provides certain accounting and bookkeeping services, which include maintaining the books of each Fund, calculating daily the income and NAV per share of each Fund and assisting in the preparation of tax returns and reports to shareholders.

DST Systems, Inc. serves as transfer agent and dividend disbursing agent for the Funds.

These institutions are not responsible for investment decisions of the Funds.

Shareholder Information

If you have questions about your account or transactions, please contact DST at DST Systems, Inc., P.O. Box 219946, Kansas City, MO 64121-9946, or by telephone at 1-800-442-3814.

If you have questions about general Fund information, please call 1-800-99BARON or 212-583-2100.

As a Massachusetts business trust, annual shareholder meetings are not required. The Adviser sends Annual and Semi-Annual Financial Reports to shareholders. Pending legal proceedings, if any, are disclosed in the SAI.

1-800-99BARON	80

Notes

Notes

For More Information

Investors who want more information about Baron Funds® may obtain the following documents free upon request at the numbers or addresses below.

Shareholder Reports and Statement of Additional Information

Additional information about the Funds’ investments is available in the Funds’ Annual and Semi-Annual Financial Reports to shareholders. In the Funds’ Annual Report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.

Additional information is also contained in the SAI dated January 28, 2016. A current SAI is on file with the SEC and is incorporated by reference in this prospectus. You may obtain the SAI and the shareholder reports without charge by writing or calling 1-800-99BARON. The SAI and shareholder reports are also available on the Baron Funds® website, www.BaronFunds.com.

By telephone:	Call 1-800-99BARON (1-800-992-2766)
By mail:	Write to: BARON FUNDS® 767 Fifth Avenue New York, NY 10153
By e-mail:	Send your request to: info@BaronFunds.com
On the Internet:	Text-only versions of Baron Funds® documents can be viewed online or downloaded from: www.BaronFunds.com or from the EDGAR database on the SEC’s website at www.sec.gov.
Other:	Information about the Funds (including the SAI) can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov and copies of this information may be obtained, after paying a duplication fee, by electronic request at the following email address; publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.
Ticker Symbols:	Baron Asset Fund
	Retail Shares	BARAX
	Institutional Shares	BARIX
	R6 Shares	BARUX
Baron Growth Fund
	Retail Shares	BGRFX
	Institutional Shares	BGRIX
	R6 Shares	BGRUX
Baron Small Cap Fund
	Retail Shares	BSCFX
	Institutional Shares	BSFIX
	R6 Shares	BSCUX
Baron Opportunity Fund
	Retail Shares	BIOPX
	Institutional Shares	BIOIX
Baron Fifth Avenue Growth Fund
	Retail Shares	BFTHX
	Institutional Shares	BFTIX
	R6 Shares	BFTUX
Baron Discovery Fund
	Retail Shares	BDFFX
	Institutional Shares	BDFIX
SEC file number:	811-5032

No person has been authorized to give any information or to make any representations other than those contained in this prospectus or in the related SAI.

BARON INVESTMENT FUNDS TRUST

Baron Asset Fund

Retail Shares: BARAX

Institutional Shares: BARIX

R6 Shares: BARUX

Baron Growth Fund

Retail Shares: BGRFX

Institutional Shares: BGRIX

R6 Shares: BGRUX

Baron Small Cap Fund

Retail Shares: BSCFX

Institutional Shares: BSFIX

R6 Shares:BSCUX

Baron Opportunity Fund

Retail Shares: BIOPX

Institutional Shares: BIOIX

Baron Fifth Avenue Growth Fund

Retail Shares: BFTHX

Institutional Shares: BFTIX

R6 Shares: BFTUX

Baron Discovery Fund

Retail Shares: BDFFX

Institutional Shares: BDFIX

767 Fifth Avenue

New York, NY 10153

(800) 99Baron

212-583-2100

Statement of Additional Information

dated January 28, 2016

This Statement of Additional Information (“SAI”) is not a prospectus. This SAI should be read in conjunction with the Funds’ Prospectus, dated January 28, 2016, which may be obtained without charge by writing or calling the Funds at the address or telephone number above or by visiting www.BaronFunds.com.

The Funds’ Prospectus is incorporated by reference into this SAI and the SAI is incorporated by reference into the Funds’ Prospectus. The Funds’ audited financial statements for the period ended September 30, 2015 are incorporated into this SAI, which can be found at www.BaronFunds.com. You may request a copy of the Annual and Semi-Annual Financial Reports at no charge by writing or calling the Funds at the address or telephone number above.

No person has been authorized to give any information or to make any representations other than those contained in this SAI or in the related Prospectus.

FUND HISTORY

Effective October 22, 2004, the name of Baron Asset Fund was changed to Baron Investment Funds Trust (the “Trust”). The Trust is an open-end, diversified management investment company originally organized and established under the laws of the Commonwealth of Massachusetts on February 19, 1987. The Trust is structured to be able to issue shares in multiple series, each constituting a separate portfolio with separate assets and liabilities from any other series. There are six series currently available (individually, a “Fund,” and collectively, the “Funds”):

Name of Series	Date of First Public Offering	Date of Commencement of Investment Trading
Baron Asset Fund	June 11, 1987	June 12, 1987
Baron Growth Fund	December 31, 1994	January 3, 1995
Baron Small Cap Fund	September 30, 1997	October 1, 1997
Baron Opportunity Fund	February 29, 2000	March 1, 2000
Baron Fifth Avenue Growth Fund	April 30, 2004	May 1, 2004
Baron Discovery Fund	September 30, 2013	October 1, 2013

DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

Investment Strategies and Risks.

•

Baron Asset Fund’s investment goal is to seek capital appreciation through long-term investments primarily in securities of mid-sized growth companies with undervalued assets or favorable growth prospects. Baron Asset Fund invests 65% of its net assets in equity securities in the form of common stock of mid-sized growth companies with market capitalizations above $2.5 billion or the smallest market cap stock in the Russell Midcap Growth Index at reconstitution, whichever is larger, and below the largest market cap stock in the Russell Midcap Growth Index at reconstitution. The 65% standard is measured at the time of purchase. At the last reconstitution by Russell on June 30, 2015, the market cap range of stocks in the Russell Midcap Growth Index was $2.18 billion and $28.09 billion.

•

Baron Growth Fund’s investment goal is to seek capital appreciation through long-term investments primarily in securities of small-sized growth companies. Baron Growth Fund invests 65% of its net assets in equity securities in the form of common stock of small-sized growth companies with market capitalizations up to the largest market cap stock in the Russell 2000 Growth Index at reconstitution, or companies with market capitalizations up to $2.5 billion, whichever is larger. The 65% standard is measured at the time of purchase. At the last reconstitution by Russell on June 30, 2015, the largest market cap stock in the Russell 2000 Growth Index was $4.71 billion.

•

Baron Small Cap Fund’s investment goal is to seek capital appreciation through investments primarily in securities of small-sized growth companies. Baron Small Cap Fund invests 80% of its net assets in equity securities in the form of common stock of small-sized growth companies with market capitalizations up to the largest market cap stock in the Russell 2000 Growth Index at reconstitution, or companies with market capitalizations up to $2.5 billion, whichever is larger. The 80% standard is measured at the time of purchase. At the last reconstitution by Russell on June 30, 2015, the largest market cap stock in the Russell 2000 Growth Index was $4.71 billion.

•

The investment goal of Baron Opportunity Fund is capital appreciation through investments primarily in growth companies that benefit from technology advances. Baron Opportunity Fund invests primarily in equity securities in the form of common stock of high growth businesses of any market capitalization selected for their capital appreciation potential.

•

Baron Fifth Avenue Growth Fund’s investment goal is to seek capital appreciation through investments primarily in securities of large-sized growth companies. Baron Fifth Avenue Growth Fund invests 65% of its net assets in equity securities in the form of common stock of large-sized growth companies with market capitalizations above the smallest market cap stock in the top 85% of the Russell 1000 Growth Index at reconstitution or companies with market capitalizations above $10 billion, whichever is smaller. The 65% standard is measured at the time of purchase. At the last reconstitution by Russell on June 30, 2015, the smallest market cap stock in the top 85% of the Russell 1000 Growth Index was $11.88 billion.

•

Baron Discovery Fund’s investment goal is to seek capital appreciation through investments primarily in securities of small-sized growth companies. Baron Discovery Fund invests 65% of its net assets in equity securities in the form of common stock of small-sized growth companies with market capitalizations up to the weighted median market capitalization of the Russell 2000 Growth Index at reconstitution, or companies with market capitalizations up to $1.5 billion, whichever is larger. The 65% standard is measured at the time of purchase. At the last reconstitution by Russell on June 30, 2015, the weighted median market cap of the Russell 2000 Growth Index was $2.01 billion.

Because Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund and Baron Discovery Fund invest for the long-term, they may hold securities that have appreciated beyond their market capitalizations at the time of the Funds’ investments.

In addition to the investment strategies of the Funds described in each of their respective summary sections and in the prospectus on pages 39-41, the Funds may use the additional strategies described below. These investment strategies are not fundamental policies and may be changed by the Funds’ Board of Trustees (the “Board”) without shareholder approval upon at least 60 days notice. Shareholders will be notified of any material changes. Some of the strategies discussed below are mentioned in the prospectus, but they are explained in more detail here.

Non-U.S. Securities.

The Funds may invest without limitation in the securities of non-U.S. issuers in U.S. denominated form known as American Depository Receipts (“ADRs”). They may also invest up to 10% of the respective total assets of Baron Asset Fund, Baron Growth Fund and Baron Small Cap Fund, and up to 25% of the respective total assets of Baron Opportunity Fund, Baron Fifth Avenue Growth Fund and Baron Discovery Fund directly in the securities of non-U.S. issuers that are not publicly traded in the U.S. and in Global Depository Receipts (“GDRs”) and European Depository Receipts (“EDRs”).

ADRs are certificates issued by a U.S. bank or trust company and represent the right to receive securities of a foreign issuer deposited in a U.S. bank or foreign branch of a U.S. bank and traded on a U.S. exchange or in an over-the-counter market. EDRs and GDRs are receipts issued in Europe generally by a non-U.S. bank or trust company that evidence ownership of non-U.S. securities. There are no fees imposed on the purchase or sale of ADRs, EDRs or GDRs, although the issuing bank or trust company may impose fees on the purchase of dividends and the conversion of ADRs, EDRs and GDRs into the underlying securities. Investment in ADRs have certain advantages over direct investment in the underlying non-U.S. securities, since (i) ADRs are U.S. dollar denominated investments that are easily transferable and for which market quotations are readily available and (ii) issuers whose securities are represented by ADRs are subject to the same auditing, accounting and financial reporting standards as U.S. issuers. EDRs and GDRs are not necessarily denominated in the currency of the underlying security. Issuers of non-U.S. securities are subject to different, often less detailed, accounting, reporting and disclosure requirements than are U.S. issuers. These securities may have exposure to developed countries and developing countries, which include countries in the MSCI Emerging Markets (EM) Index, countries in the MSCI Frontier Markets (FM) Index and other countries determined by the Adviser to be developing countries based on classifications made by the International Monetary Fund and/or the World Bank or on country characteristics similar to those of the countries in the EM and FM Indexes.

REITs.

The Funds may invest in the equity securities of real estate investment trusts (“REITs”). A REIT is a corporation or business trust that invests in real estate and derives its income from rents or sales of real property or interest on loans secured by mortgages on real property. The market value of REITs may be affected by numerous factors, including decreases in the value of real estate, vacancies, decreases in lease rates, defaults by lessees, changes in the tax laws or by their inability to qualify for the tax-free pass-through of their income.

Securities Lending.

The Funds may lend their portfolio securities to qualified institutions. By lending its portfolio securities, a Fund attempts to increase its income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. A Fund may lend its portfolio securities so long as the terms and the structure of such loans are not inconsistent with the requirements of the Investment Company Act of 1940, as amended (the “1940 Act”), which currently provide that (a) the borrower pledges and maintains with the Fund collateral consisting of cash, a letter of credit issued by a domestic U.S. bank, or securities issued or guaranteed by the U.S. government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower adds to such collateral whenever the price of the securities loaned rises (i.e., the value of the loan is “marked to the market” on a daily basis), (c) the loan be made subject to termination by the Fund at any time and the loaned securities be subject to recall within the normal and customary settlement time for securities transactions and (d) the Fund receives reasonable interest on the loan (which may include the Fund’s investing any cash collateral in interest bearing short-term investments), any distributions on the loaned securities and any increase in their market value. If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates and the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over the value of the collateral. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in collateral should the borrower of the securities fail financially.

A Fund will not lend portfolio securities if, as a result, the aggregate of such loans for Baron Asset Fund exceeds 10% and for Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund and Baron Discovery Fund exceeds 25% of the value of its total assets (including such loans). Loan arrangements made by a Fund will comply with all other applicable regulatory requirements. All relevant facts and circumstances, including the creditworthiness of the qualified institution, will be monitored by the Adviser, and will be considered in making decisions with respect to lending of securities, subject to review by the Trust’s Board of Trustees.

A Fund may pay reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by its Board of Trustees. In addition, a Fund shall, through the ability to recall securities prior to any required vote, retain voting rights over the loaned securities.

When-Issued and Delayed-Delivery Securities and Forward Commitments.

The Funds may purchase or sell securities on a when-issued or delayed-delivery basis. When-issued or delayed-delivery transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price at the time of entering into the transaction. While a Fund generally purchases securities on a when-issued basis with the intention of acquiring the securities, the Fund may sell the securities before the settlement date if the Adviser deems it advisable. Distributions attributable to any gains realized on such a sale are taxable to shareholders. When-issued and delayed-delivery securities and forward commitments involve the risk that the security a Fund buys will lose value prior to its delivery. There are also the risks that the security will never be issued or that the other party to the transaction will not meet its obligation. If this occurs, a Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price. The Funds do not anticipate investing more than 10% of their total assets in such securities.

Illiquid Securities.

Baron Asset Fund may invest up to 10% of its net assets, and Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund and Baron Discovery Fund may invest up to 15%, of their respective net assets in illiquid securities at the time of purchase. An illiquid security is one that cannot be disposed of in the ordinary course of business within seven days. Such investments may include private equity securities, private investments in public equity (“PIPE”) securities and other restricted securities. To the extent that there is no established market for some of the debt securities in which the Funds may invest, there may be thin or no trading in such securities, and the ability of the Adviser to value accurately such securities may be adversely affected. Further, it may be more difficult for the Funds to sell securities for which no established market exists. During periods of reduced market liquidity, and in the absence of readily available market quotations for securities held in the Funds’ portfolios, the responsibility of the Adviser to value the Funds’ securities becomes more difficult, and the Adviser’s judgment may play a greater role in the valuation of the Funds’ securities due to a reduced availability of reliable data.

To the extent that the Funds purchase illiquid securities or securities that are restricted as to resale, the Funds may incur additional risks and costs. Illiquid and restricted securities may be particularly difficult to value and their disposition may require greater effort and expense than more liquid securities. The Funds may be required to incur costs in connection with the registration of restricted securities in order to dispose of such securities, although pursuant to Rule 144A under the Securities Act of 1933, certain securities may be determined to be liquid pursuant to procedures adopted by the Board under applicable guidelines.

If one or more instruments in a Fund’s portfolio become illiquid, the Fund may exceed its limit on illiquid instruments. If this occurs, the Fund must take steps to bring the aggregate amount of illiquid instruments back within the prescribed limitations as soon as reasonably practicable. However, this requirement will not force a Fund to liquidate any portfolio instrument where the Fund would suffer a loss on the sale of that instrument.

Debt Securities.

Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities can be more sensitive to interest rate changes. The longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

Debt securities, particularly mortgage-backed securities, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. The Funds do not anticipate investing more than 5% of their respective assets in mortgage-backed securities.

The Funds may invest in zero-coupon, step-coupon and pay-in-kind securities. These securities are debt securities that do not make regular interest payments. Zero-coupon and step-coupon securities are sold at a deep discount to their face value, and pay-in-kind securities pay interest through the issuance of additional securities.

The market value of these debt securities generally fluctuates in response to changes in interest rates to a greater degree than interest-paying securities of a comparable term and quality. The secondary market value of corporate debt securities structured as zero-coupon securities or pay-in-kind securities may be more volatile in response to changes in interest rates than debt securities that pay interest periodically in cash. Because such securities do not pay current interest but instead accrue such income, to the extent that the Funds do not have available cash to meet distribution requirements with respect to such income, they could be required to dispose of portfolio securities that they would not otherwise. Such disposition could be at a disadvantageous price. Investments in such securities also involve certain tax considerations.

The Funds from time to time may also purchase indebtedness and participations, both secured and unsecured, of debtor companies in reorganization or financial restructuring. Such indebtedness may be in the form of loans, notes, bonds or debentures. When the Funds purchase a participation interest they assume the credit risk associated with the bank or other financial intermediary as well as the credit risk associated with the issuer of any underlying debt instrument. The Funds may also purchase trade and other claims against, and other unsecured obligations of, such debtor companies, which generally represent money due a supplier of goods or services to such company. Some debt securities purchased by the Funds may have very long maturities. The length of time remaining until maturity is one factor that the Adviser considers in purchasing a particular indebtedness. The purchase of indebtedness of a troubled company always involves a risk as to the creditworthiness of the issuer and the possibility that the investment may be lost. The Adviser believes that the difference between perceived risk and actual risk creates the opportunity for profit, which can be realized through thorough analysis. There are no established markets for some of this indebtedness, and it is less liquid than more heavily traded securities. Indebtedness of the debtor company to a bank is not the security of the banks issuing or selling them. The Funds may purchase loans from national and state chartered banks as well as foreign ones. The Funds may invest in senior indebtedness of debtor companies, although on occasion subordinated indebtedness may also be acquired. The Funds may also invest in distressed first mortgage obligations and other debt secured by real property. The Funds do not currently anticipate investing more than 10% of their total assets in trade and other claims.

Repurchase and Reverse Repurchase Agreements.

The Funds may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, the Funds buy a security at one price, and at the time of sale, the seller agrees to repurchase that security at a mutually agreed upon time and price. Repurchase agreements could involve certain risks in the event of the failure of the seller to repurchase the securities as agreed, which may cause the Funds to suffer a loss, including loss of interest on, or principal of, the security and costs associated with delay and enforcement of the repurchase agreement. Repurchase agreements with a duration of more than seven days are considered illiquid securities. Repurchase agreements carry the risk that the market value of the securities declines below the repurchase price. Also a Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund is less than the value of the securities. In the event the borrower commences bankruptcy proceedings, a court may characterize the transaction as a loan. If a Fund has not perfected a security interest in the underlying collateral, the Fund may be required to return the underlying collateral to the borrower’s estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction.

The Funds may engage in reverse repurchase agreements with certain banks or non-bank dealers, where the Funds sell a security and simultaneously agree to buy it back at a mutually agreed upon time and price. To the extent that the Funds engage in reverse repurchase agreements, they will maintain a segregated account consisting of liquid assets or highly marketable securities to cover their obligations. Reverse repurchase agreements are a type of borrowing that may increase the possibility of fluctuation in a Fund’s net asset value.

Medium And Lower-Rated Corporate Debt Securities.

The Funds may invest in debt securities that have a rating of, or equivalent to, at least “BBB” by Standard & Poor’s Corporation (“S&P”) or “Baa” by Moody’s Investors Services, Inc. (“Moody’s”), or if unrated, judged by the Adviser to be of comparable quality. The Funds do not anticipate investing more than 35% of their total assets in such securities. Because the creditworthiness of an issuer may change more rapidly than is able to be timely reflected in changes in credit ratings, the Adviser monitors corporate debt securities of issuers held in the

Funds’ equity portfolios. The Adviser could be wrong in its analysis. A general economic downturn or a significant increase in interest rates could severely disrupt the market for medium and lower grade corporate debt securities and adversely affect the market value of such securities and lead to increased incidences of default. Yields on debt securities in the portfolio that are interest rate sensitive can be expected to fluctuate over time.

Short Sales.

Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund and Baron Discovery Fund may sell securities short. The Funds may sell a security that the Funds do not own. In order to do so, the Funds must borrow a security to deliver it to the purchaser and later buy that security in the market and return it to the lender. The value of a security sold short could increase and the Funds would have to pay more to buy the security to return to the lender than it received from the purchaser in the short sale. The Funds’ risk of loss in these types of short sales is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. The Funds may also sell a security short that the Funds own or a security equivalent in kind or amount to a security the Funds have a right to obtain (for example, a security convertible into the security sold short or a security that the Adviser believes will be deliverable upon the closing of a transaction). The Funds may also sell securities short when, in the opinion of the Adviser, the position is covered by owning a security that has ownership rights to assets that include all of the assets of the security shorted. If the value of the securities in these types of short sales increases, the Funds lose the opportunity to participate in the gain of the covered positions. The Funds may sell a security short only on a fully collateralized basis, which requires that the Funds establish and maintain a segregated account.

Options Transactions and Swaps.

Baron Asset Fund may write (sell) covered call options or purchase put options on equity and/or debt securities. Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund and Baron Discovery Fund may write (sell) put and covered call options and purchase put and call options on equity and/or debt securities. The Funds may also enter into equity swap transactions. All calls sold by the Funds must be “covered” (i.e., a Fund must own the underlying securities) or must meet the asset segregation requirements described below for as long as the call is outstanding. Even though the Funds will receive the option premium to help protect it against loss, a call sold by a Fund exposes the Funds during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Funds to hold a security or instrument which they might otherwise have sold, and a put sold by a Fund exposes the Fund to potential loss in the amount of the difference between the exercise price and the market value of the underlying security.

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer, when exercised, the obligation to buy, the underlying security at the exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller, if exercised, the obligation to sell, the underlying security at the exercise price. An American style put or call option may be exercised at any time during a fixed period, while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Funds may engage in either style option. The Funds are authorized to engage in transactions with respect to exchange-listed options, over-the-counter options (“OTC options”) and other derivative investments. Exchange-listed options are issued by a regulated financial intermediary, such as the Options Clearing Corporation (“OCC”), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

Rather than taking or making delivery of the underlying security through the process of exercising the option, listed options are usually closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option. The Funds’ ability to close out its position as a purchaser or seller of an OCC or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms. The hours of trading for listed options may not coincide with the hours during which the underlying instruments are traded. To the extent that the option markets close before the markets for the underlying instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

OTC options are purchased from or sold to securities dealers, financial institutions or other parties (“Counterparties”) through direct bilateral agreement with the Counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option are negotiated by the parties. The Funds generally expect to enter into OTC options that have cash settlement provisions, although they are not required to do so.

Equity swap transactions are entered into with financial intermediaries through a direct agreement with the Counterparty, generally an ISDA Master Agreement, the specific terms of which are negotiated by the parties. The Funds may use equity swaps, or other derivative instruments, for hedging purposes against potential adverse movements in security prices or for non-hedging purposes such as seeking to enhance return. The Funds may be required to post collateral for such transactions.

There is no central clearing or, unless the parties provide for it, guaranty function in an OTC option or derivative, including certain swaps. As a result, if the Counterparty fails to make or take delivery of the security or other instrument, or fails to make a cash settlement payment due in accordance with the option, the Funds will lose any premium they paid for the option as well as any anticipated benefit of the transaction. The Adviser must assess the creditworthiness of each Counterparty to determine the likelihood that the terms of the OTC option or the derivative will be satisfied. The Funds will engage in OTC option transactions and derivatives only with qualified Counterparties. The staff of the SEC currently takes the position that OTC options purchased by the Funds, and portfolio securities “covering” the amount of the Funds’ obligation pursuant to an OTC option sold by it (the cost of the sell-back plus any in-the-money amount) are illiquid and subject to the Funds’ limitations on investments in illiquid securities, unless the Funds have the legal right to terminate the option on not more than seven days notice and the Counterparty has a high credit quality rating.

Foreign Currency Transactions.

The Funds that are permitted to invest in foreign currency-denominated securities also may purchase and sell foreign currency options and foreign currency futures contracts and futures options, and they may engage in foreign currency transactions either on a spot (cash) basis at prevailing currency exchange rates or through forward currency contracts. These Funds may engage in these transactions to hedge, directly or indirectly, against currency fluctuations, for other investment purposes and, with respect to certain Funds, to seek to enhance returns. A Fund may enter into currency transactions only with counterparties that the Adviser deems to be creditworthy. Certain of the foreign currency transactions the Funds may use are described below.

Forward Foreign Exchange Transactions. Certain Funds may enter into forward currency contracts (“forwards”) in connection with settling purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s investments or as part of its investment strategy. Forwards are OTC contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a set price on a future date. The market value of a forward fluctuates with changes in foreign currency exchange rates. Forwards are marked to market daily based upon foreign currency exchange rates from an independent pricing service, and the change in value is recorded as unrealized appreciation or depreciation. A Fund will record a realized gain or loss when the forward is closed. Forwards are highly volatile, involve substantial currency risk and may also involve credit and liquidity risks.

Currency Futures. A Fund may also seek to enhance returns or hedge against the decline in the value of a currency through use of currency futures or options thereon. Currency futures are similar to forward foreign exchange transactions except that futures are standardized, exchange-traded contracts while forward foreign exchange transactions are traded in the OTC market. Currency futures involve substantial currency risk, and also involve leverage risk.

Currency Options. A Fund may also seek to enhance returns or hedge against the decline in the value of a currency through the use of currency options. Currency options are similar to options on securities. For example, in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. A Fund may engage in transactions in options on currencies either on exchanges or OTC markets. A Fund may write covered call options on up to 100% of the currencies in its portfolio. Currency options involve substantial currency risk, and may also involve credit, leverage or liquidity risk.

Currency Swaps. In order to protect against currency fluctuations, a Fund may enter into currency swaps. A Fund may also hedge portfolio positions through currency swaps, which are transactions in which one currency is simultaneously bought for a second currency on a spot basis and sold for the second currency on a forward basis. Currency swaps involve the exchange of the rights of a Fund and another party to make or receive payments in specified currencies. Because currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations.

Limitations on Currency Transactions. A Fund will not hedge a currency in excess of the aggregate market value of the securities that it owns (including receivables for unsettled securities sales), or has committed to purchase or anticipates purchasing, which are denominated in such currency. Open positions in forward foreign exchange transactions used for non-hedging purposes will be covered by the segregation of liquid assets and are marked to market daily.

Risk Factors in Hedging Foreign Currency. Hedging transactions involving currency instruments involve substantial risks, including correlation risk. While a Fund’s use of currency instruments to effect hedging strategies is intended to reduce the volatility of the net asset value of the Fund’s shares, the net asset value of the Fund’s shares will fluctuate. Moreover, although currency instruments will be used with the intention of hedging against adverse currency movements, transactions in currency instruments involve the risk that anticipated currency movements will not be accurately predicted and that the Fund’s hedging strategies will be ineffective. To the extent that a Fund hedges against anticipated currency movements that do not occur, the Fund may realize losses and decrease its total return as the result of its hedging transactions. Furthermore, a Fund will only engage in hedging activities from time to time and may not be engaging in hedging activities when movements in currency exchange rates occur. In connection with its trading in forward foreign currency contracts, a Fund will contract with a foreign or domestic bank, or foreign or domestic securities dealer, to make or take future delivery of a specified amount of a particular currency. There are no limitations on daily price moves in such forward contracts, and banks and dealers are not required to continue to make markets in such contracts. There have been periods during which certain banks or dealers have refused to quote prices for such forward contracts or have quoted prices with an unusually wide spread between the price at which the bank or dealer is prepared to buy and that at which it is prepared.

Initial Public Offerings.

The prices of securities purchased in initial public offerings (“IPOs”) can be very volatile and/or decline shortly after the IPO. Securities issued in IPOs have no trading history, and information about the issuing companies may be available for only very limited periods. The effect of IPOs on a Fund’s performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund and whether and to what extent a security purchased in an IPO appreciates and depreciates in value. If a Fund’s historical performance was impacted by gains from IPOs and/or secondary offerings, there is no guarantee that these results can be repeated or that a Fund’s level of participation in IPOs and secondary offerings will be the same in the future.

Special Situations.

The Funds may invest in “special situations.” A special situation arises when, in the opinion of the Adviser, the securities of a company will be recognized and appreciate in value due to a specific anticipated development at that company. Such developments might include a new product, a management change, an acquisition or technological advancement. The risk of investing in special situations is that the anticipated development does not occur or its impact is not what the Adviser expected.

Use of Segregated and Other Special Accounts.

Many hedging transactions require, among other things, that the Funds segregate liquid assets with their custodian to the extent Fund obligations are not otherwise “covered” through ownership of the underlying security or instrument. In general, either the full amount of any obligation by the Funds to pay or deliver securities or assets must be covered at all times by the securities or instruments required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them.

Non-Diversification and Concentration Risk.

Funds that are less diversified across geographic regions, countries, industries, or individual companies are generally riskier than more diversified funds. If a Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry may have a significant impact on the performance of that Fund’s overall portfolio. The economies and financial markets of certain regions–such as Latin America, Asia, and Europe and the Mediterranean region–can be interdependent and may all decline at the same time.

Non-U.S. Securities.

Investments in non-U.S. securities may involve additional risks to those inherent in investments in U.S. securities, including exchange rate fluctuations, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets. Risks can result from varying stages of economic and political development, differing regulatory environments, trading days, and accounting standards, uncertain tax laws, and higher transaction costs of non-U.S. markets. Investments outside the United States could be subject to governmental actions such as capital or currency controls, nationalization of a company or industry, expropriation of assets, or imposition of high taxes. Trading in the underlying securities of the Funds may take place in various foreign markets on certain days when the Funds are not open for business and do not calculate net asset values. As a result, net asset values may be significantly affected on days when shareholders cannot make transactions.

Developing Countries.

The Funds’ investments in developing countries, which include countries in the MSCI Emerging Markets (EM) Index, countries in the MSCI Frontier Markets (FM) Index and other countries determined by the Adviser to be developing countries based on classifications made by the International Monetary Fund and/or the World Bank or on country characteristics similar to those of the countries in the EM and FM Indexes. Investments in developing countries are subject to all of the risks of non-U.S. investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation. These risks are greater for countries in the MSCI Frontier Markets (FM) Index.

Currency Risk.

This refers to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The overall impact on the Funds’ holdings can be significant, unpredictable, and long-lasting, depending on the currencies represented in the portfolio and how each one appreciates or depreciates in relation to the U.S. dollar and whether currency positions are hedged. Under normal conditions, the Funds do not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, the Funds’ attempts at hedging could be unsuccessful, and it is not possible to effectively hedge the currency risks of many developing countries.

International Sanctions.

From time to time, certain of the companies in which a Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. A company may suffer damage to its reputation if it is identified as a company which operates in, or has dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. As an investor in such companies, the Fund will be indirectly subject to those risks.

Real Estate Industry Risk.

In addition to general market conditions, the value of the Funds will be affected by the strength of the real estate markets. Factors that could affect the value of the Funds’ holdings include the following: overbuilding and increased competition; increases in property taxes and operating expenses; declines in the value of real estate; lack of availability of equity and debt financing to refinance maturing debt; vacancies due to economic conditions and tenant bankruptcies; losses due to costs resulting from environmental contamination and its related clean-up; changes in interest rates; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; and functional obsolescence and appeal of properties to tenants.

Energy Industry Risk.

Energy industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels caused by events relating to international politics, energy conservation, the success of exploration projects, weather or meteorological events, and tax and other government regulations.

Resources Industry Risk.

Resources industries can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, weather or meteorological events, and tax and other government regulations.

Cyber Security Risk.

The use of the Internet and other electronic media and technology exposes the Funds, and the Funds’ service providers, and their respective operations, to potential risks from cyber-security attacks or incidents (collectively, “cyber-incidents”). Cyber-incidents may include, for example, unauthorized access to systems, networks or devices (such as, for example, through “hacking” activity), infection from computer viruses or other malicious software code, and attacks which shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. In addition to intentional cyber-incidents, unintentional cyber-incidents can occur, such as, for example, the inadvertent release of confidential information. Any cyber-incident could adversely impact the Funds and their shareholders and cause the Funds to incur financial loss and expense, as well as face exposure to regulatory penalties, reputational damage, and additional compliance costs associated with corrective measures. A cyber-incident may cause the Funds, or their service providers, to lose proprietary information, suffer data corruption, lose operational capacity (such as, for example, the loss of the ability to process transactions, calculate the Funds’ NAVs, or allow shareholders to transact business), and/or fail to comply with applicable privacy and other laws. Among other potentially harmful effects, cyber-incidents also may result in theft, unauthorized monitoring and failures in the physical infrastructure or operating systems that support the Funds and their service providers. In addition, cyber-incidents affecting issuers in which the Funds invest could cause the Funds’ investments to lose value. The Adviser has established risk management systems reasonably designed to seek to reduce the risks associated with cyber-incidents. However, there is no guarantee that the efforts of the Adviser or its affiliates, or other service providers, will succeed, either entirely or partially. The nature of malicious cyber-attacks is becoming increasingly sophisticated and the Funds and the Adviser, and its relevant affiliates, cannot control the cyber systems and cyber security systems of issuers or third party service providers.

MLP Risk.

Investments in securities of master limited partnerships (“MLPs”) involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, and cash flow risks. MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

MLP Tax Risk.

MLPs generally do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Funds were treated as corporations for U.S. federal income tax purposes, this treatment could result in a reduction in the value of your investment in the Funds and lower income.

Share Classes.

The Funds offer three classes of shares, Retail Shares, Institutional Shares and R6 Shares, which differ only in their ongoing fees and eligibility requirements. Retail Shares are available to all investors, and account minimums range from $500 to $2,000, depending on the account type. Institutional Shares are for accounts in the amount of $1,000,000 or more per Fund. Institutional Shares are intended for certain financial intermediaries that offer shares of the Baron Funds® through fee-based platforms, retirement platforms or other platforms for which the financial intermediary provides services and is not compensated by the Baron Funds® for those services. Shareholders meeting the eligibility requirements for the Institutional Shares may also purchase Institutional Shares directly through the Baron Funds® without paying a sales charge or any other additional fees. Employees of the Adviser and its affiliates and Trustees of the Baron Funds® are not subject to the eligibility requirements for Institutional Shares. R6 Shares are available only to qualified 401(a) plans (including 401(k) plans, Keogh plans, profit-sharing plans, money purchase pension plans, target benefit plans, defined benefit pension plans and Taft-Hartley multi-employer pension plans) (collectively, “Qualified Plans”), endowment funds and foundations, any state, county or city, or its instrumentality, department, authority, or agency, 457 Plans, including 457(a) governmental entity plans and tax-exempt plans, accounts registered to insurance companies, trust companies and bank trust departments, investment companies, both affiliated and not affiliated with the adviser, and any entity that is considered a corporation for tax purposes, including corporate non-qualified deferred compensation plans of such corporations. R6 Shares are not available to traditional and Roth Individual Retirement Accounts, SEPs and SARSEPs, except that Institutional Shares are available to such accounts or plans to the extent they are purchased through an eligible fee-based program. R6 Shares are also not available to retail, advisory fee-based wrap programs or to adviser-sold donor-advised funds. There is no minimum initial investment for Qualified Plans; however, the shares must be held through plan-level or omnibus accounts held on the books of the Funds. All other R6 eligible investors must meet a minimum initial investment of at least $5,000,000 in each Fund in which they invest. For more information, please see the “How to Purchase Shares” section on pages 53-55 of the prospectus. Baron Funds® reserve the right, without prior notice, to change the eligibility requirements of its share classes, including the types of clients who are eligible to purchase each share class.

Fund Policies.

The Funds have adopted investment restrictions, described below, which are fundamental policies of the Funds and may not be changed without the approval by a majority of the Funds’ shareholders or at least two-thirds of a quorum of a majority of the shareholders. Unless otherwise noted, all percentage restrictions are measured as of the time of the purchase.

Baron Asset Fund may not:

1.	Issue senior securities except in connection with any permitted borrowing where the Fund is deemed to have issued a senior security;

2.	Borrow money except from banks for temporary purposes in an amount not exceeding 5% of the Fund’s net assets at the time the borrowing is made;

3.	Purchase securities on margin except for short-term credit necessary for the clearance of portfolio transactions;

4.	Make short sales of securities, maintain a short position, or write put options;

5.	Purchase or sell commodities or commodity contracts;

6.	Purchase or sell real estate or real estate mortgage loans or invest in the securities of real estate companies unless such securities are publicly traded;

7.	Invest in oil, gas or mineral-related programs or leases;

8.	Invest 25% or more of the value of its total assets in any particular GICS Sub-Industry. For purposes of this restriction, the percentage will be measured at the time of purchase;

9.	Purchase the securities of any one issuer other than the U.S. Government or any of its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of the Fund’s total assets would be invested in such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of the Fund’s total assets may be invested without regard to the 5% and 10% limitations;

10.	Invest more than 10% of the value of the Fund’s net assets in securities which are restricted or illiquid or in repurchase agreements maturing or terminable in more than seven days;

11.	Invest in securities of other open end investment companies (except in connection with a merger, consolidation or other reorganization and except for the purchase of shares of registered open-end money market mutual funds if double advisory fees are not assessed), invest more than 5% of the value of the Fund’s total assets in more than 3% of the total outstanding voting securities of another investment company or more than 10% of the value of the Fund’s total assets in securities issued by other investment companies;

12.	Participate on a joint, or a joint and several, basis in any securities trading account;

13.	Underwrite securities of other issuers insofar as the Fund is the seller of such securities;

14.	Make loans to other persons, except up to 10% of the value of the Fund’s total assets in loans of portfolio securities and except to the extent that the purchase of publicly traded debt securities and the entry into repurchase agreements in accordance with the Fund’s investment goal and policies may be deemed to be loans;

15.	Mortgage, pledge or hypothecate any portfolio securities owned or held by the Fund, except as may be necessary in connection with permitted borrowing;

16.	Invest more than 5% of its total assets in warrants to purchase common stock at market;

17.	Purchase securities of any issuer with a record of less than three years’ continuous operation, including predecessors, except obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if such purchase would cause the investments of the Fund in all such issuers to exceed 5% of the value of the total assets of the Fund; or

18.	Purchase or retain any securities of an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Fund, or is a member, officer or Director of the Adviser, if after the purchase of the securities of such issuer by the Fund one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value.

Baron Growth Fund, Baron Small Cap Fund and Baron Opportunity Fund may not:

1.	Issue senior securities or borrow money or utilize leverage in excess of 25% of its net assets (plus 5% for emergency or other short-term purposes) from banks from time to time.

2.	Except as described in the prospectus or SAI, engage in short-sales, purchase securities on margin or maintain a net short position.

3.	Purchase or sell commodities or commodity contracts unless in conformity with regulations of the Commodities Futures Trading Commission.

4.	Purchase or sell oil and gas interests or real estate. Securities issued by companies engaged in the oil, gas or real estate business are not considered oil or gas interests or real estate for purposes of this restriction. First mortgage loans and other direct obligations secured by real estate are not considered real estate for purposes of this restriction.

5.	Invest 25% or more of the value of its total assets in any particular GICS Sub-Industry. For purposes of this restriction, the percentage will be measured at the time of purchase.

6.

Purchase the securities of any one issuer other than the U.S. Government or any of its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of the Fund’s total assets would be invested in such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of the Fund’s total assets may be invested without regard to the 5% and 10% limitations.

7.	Underwrite securities of other issuers insofar as the Fund is the seller of such securities.

8.	Make loans, except to the extent the purchase of debt obligations of any type (including repurchase agreements and corporate commercial paper) are considered loans and except that the Fund may lend portfolio securities to qualified institutional investors in compliance with requirements established from time to time by the SEC and the securities exchanges where such securities are traded.

9.	Participate on a joint, or a joint and several, basis in any securities trading account.

10.	Mortgage, pledge or hypothecate any of its assets, except as may be necessary in connection with options, loans of portfolio securities, or other permitted borrowings.

11.	Purchase securities of any issuer with a record of less than three years’ continuous operations, including predecessors, except obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if such purchase would cause the investments of the Fund in all such issuers to exceed 5% of the value of the total assets of the Fund.

12.	Invest more than 15% of its net assets in restricted or illiquid securities, including repurchase agreements maturing in more than seven days.

As a non-fundamental policy, Baron Growth Fund, Baron Small Cap Fund and Baron Opportunity Fund may not:

1.	Purchase more than 3% of the outstanding voting securities of another registered investment company except in connection with a merger, consolidation or other reorganization or as otherwise permitted by the 1940 Act.

Baron Fifth Avenue Growth Fund may not:

1.	Issue senior securities or borrow money in excess of amounts permitted by law (which currently requires asset coverage of 300% immediately after such borrowing, subject to exceptions for borrowings of up to 5% for short-term purposes.

2.	Purchase or sell commodities or commodity contracts unless in conformity with regulations of the Commodities Futures Trading Commission.

3.	Purchase or sell oil and gas interests or real estate. Securities issued by companies engaged in the oil, gas or real estate business or secured by oil and gas or real estate are not considered oil or gas interests or real estate for purposes of this restriction.

4.	Underwrite securities of other issuers insofar as the Fund is the seller of such securities.

5.	Make loans, except to the extent the purchase of debt obligations of any type (including loan participations, repurchase agreements and corporate commercial paper) are considered loans and except that the Fund may lend portfolio securities in compliance with requirements established from time to time by the SEC.

6.	Mortgage, pledge or hypothecate any of its assets, except in connection with borrowings, loans of portfolio securities, or other permitted transactions.

7.	Invest 25% or more of the value of its total assets in any particular GICS Sub-Industry. For purposes of this restriction, the percentage will be measured at the time of purchase.

As a non-fundamental policy, Baron Fifth Avenue Growth Fund may not invest more than 15% of its net assets in restricted or illiquid securities, including repurchase agreements maturing in more than seven days.

Baron Discovery Fund may not:

1.	Issue senior securities or borrow money in excess of amounts permitted by law (which currently requires asset coverage of 300% immediately after such borrowing, subject to exceptions for borrowings of up to 5% for short-term purposes.

2.	Mortgage, pledge or hypothecate any of its assets, except in connection with borrowings, loans of portfolio securities or other permitted transactions;

3.	Underwrite securities of other issuers insofar as the Fund is the seller of such securities;

4.	Invest 25% or more of the value of its total assets in any particular GICS Sub-Industry. For purposes of the restriction, the percentage will be measured at the time of purchase;

5.	Purchase or sell commodities or commodity contracts unless in conformity with regulations of the Commodities Futures Trading Commission or purchase or sell oil and gas interests or real estate. Securities issued by companies engaged in the oil, gas or real estate business or secured by oil and gas or real estate are not considered oil or gas interests or real estate for purposes of this restriction;

6.	Make loans, except to the extent that the purchase of debt obligations of any type (including loan participations, repurchase agreements and corporate commercial paper) are considered loans, and except that the Fund may lend portfolio securities in compliance with requirements established from time to time by the SEC; or

7.	Purchase the securities of any one issuer other than the U.S. Government or any of its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of the Fund’s total assets would be invested in such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of the Fund’s total assets may be invested without regard to the 5% and 10% limitations.

As a non-fundamental policy, Baron Discovery Fund may not invest more than 15% of its net assets in restricted or illiquid securities, including repurchase agreements maturing in more than seven days.

Temporary Defensive Position.

The Funds may, from time to time, take temporary defensive positions that are inconsistent with the Funds’ principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. In such circumstances, the Adviser may invest all or a portion of the Funds’ assets in cash or cash equivalents, such as money market instruments, which include U.S. Government securities, certificates of deposit, short-term investment grade corporate bonds and other short term debt instruments, and repurchase agreements. Taking such a temporary defensive position may cause the Funds not to achieve their investment goals.

Borrowing.

Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund and Baron Discovery Fund of Baron Investment Funds Trust and Baron Focused Growth Fund, Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Energy and Resources Fund and Baron Global Advantage Fund of Baron Select Funds have entered into a committed line of credit facility with State Street Bank and Trust Company as lenders pursuant to which the Funds may borrow up to $100 million in order to provide them with temporary liquidity on a first-come, first-served basis. Interest is charged to the borrowing fund at a rate equal to the higher of the Overnight Federal Funds rate or the Overnight LIBOR rate, plus one percent (1.00%). A commitment fee, equal to 0.15% per year of the average daily unused portion of the Committed Line amount is allocated to the participating Funds based on each Fund’s relative net assets.

Portfolio Turnover.

Portfolio turnover rates fluctuate depending on market conditions. The turnover rates for the Funds for the past two years ended September 30 are:

Fund	2015	2014
Baron Asset Fund	13.53%	11.26%
Baron Growth Fund	6.95%	13.15%
Baron Small Cap Fund	14.66%	16.41%
Baron Opportunity Fund	41.87%	63.40%
Baron Fifth Avenue Growth Fund	14.54%	16.84%
Baron Discovery Fund	114.82%	109.40%

Disclosure of Portfolio Holdings.

The Board has adopted policies and procedures governing the disclosure of each Fund’s portfolio holdings.

Quarterly: The Funds post on the Baron Funds® website, usually on the fifth business day after the quarter end, the top ten long positions held by each Fund, stated as a percentage of net assets (as a percentage of total long positions if the Fund is leveraged). In addition, the Funds post on the Baron Funds® website, usually on the fifth business day after the quarter end, all long securities positions of each Fund’s net assets (as a percentage of total long positions if the Fund is leveraged) and the cash position at the most recent quarter end. All of this information will remain on the Baron Funds® website until the next quarter end’s information is posted.

Monthly: In addition, the Funds post on the Baron Funds® website, usually the tenth business day after month end, the ten largest long positions of each Fund, stated as a percentage of net assets (as a percentage of total long positions if the Fund is leveraged). This information will remain on the Baron Funds® website until the next month end’s information is posted.

The Funds disclose portfolio holdings in connection with the day-to-day operations and management of the Funds, including to the Funds’ custodian (daily) and auditors (annually). Portfolio holdings may also be disclosed to other service providers of the Funds, including pricing services (daily), portfolio management and trading systems (daily) and proxy voting systems (quarterly). In these situations, the Funds, the Adviser or the Funds’ distributor, Baron Capital, Inc. (“BCI” or the “Distributor”), have entered into agreements with service providers whereby they agree to keep the information confidential and to refrain from trading on the basis of the information. When engaged in purchasing and selling securities for the Funds through brokers, dealers or other financial intermediaries, the Funds disclose certain information about one or more of the securities positions they own. The Funds do not have separate non-disclosure agreements with these entities, but the Funds would immediately cease doing business with any entity that the Adviser believes is misusing the information.

Other information that may be of interest to investors, such as industry breakdowns and a historical analysis of security impact, may be available on the Baron Funds® website. The website address is www.BaronFunds.com. The link to Fund information is www.BaronFunds.com/ourfunds. Holdings information for each Fund can be accessed from this link.

A Fund may release the portfolio information to persons earlier than the dates stated above only if certain members of senior management of the Fund determine that the release of such information is in the best interest of the Fund’s shareholders, that there is a legitimate business purpose and where the recipient agrees in writing to maintain the confidentiality of the information and not to trade on the information.

If the Funds inadvertently release the information prior to the dates stated above to any person, and there was no agreement as described, the Funds will promptly post the information to the website. A Fund may also release what the Adviser reasonably believes to be immaterial information as the Adviser deems appropriate.

No employee of the Funds or the Adviser is allowed to accept compensation or consideration in any form with respect to the release of the of Funds’ portfolio holdings. “Consideration” includes any agreement to maintain assets in the Funds or in other investment companies or accounts managed by the Adviser. Any exceptions to any of the Funds’ disclosure policies are reported to the Board.

MANAGEMENT OF THE FUNDS

Board of Trustees and Officers.

The Board’s role in management of the Trust is oversight. As is the case with virtually all investment companies (as distinguished from operating companies), service providers to the Trust, primarily the Adviser and its affiliates, have responsibility for the day-to-day management of the Funds, which includes responsibility for risk management (including management of investment performance and investment risk, valuation risk, issuer and counterparty credit risk, compliance risk and operational risk). As part of its oversight, the Board, acting at its scheduled meetings, or the Chairman, acting between Board meetings, regularly interacts with and receives reports from senior personnel of service providers, including the Adviser’s Chief Investment Officer, the Trust’s and the Adviser’s Chief Compliance Officer and portfolio management personnel. The Board’s Audit Committee (which consists of two trustees who are not affiliated with the Adviser (“Independent Trustees”)) meets regularly with the Trust’s independent registered public accounting firm and the Trust’s Chief Financial Officer. The Board also receives periodic presentations from senior personnel of the Adviser or its affiliates regarding risk management generally, as well as periodic presentations regarding specific operational, compliance or investment areas, such as business continuity, anti-money laundering, personal trading, valuation, credit, investment research and securities lending. The Board has adopted policies and procedures designed to address certain risks to the Funds. In addition, the Adviser and other service providers to the Funds have adopted a variety of policies, procedures and controls designed to address particular risks to the Funds. However, it is not possible to eliminate all of the risks applicable to the Funds. The Board also receives reports from counsel to the Trust or counsel to the Adviser and the Board’s own independent legal counsel regarding regulatory compliance and governance matters. The Board’s oversight role does not make the Board a guarantor of the Trust’s investments or activities.

The 1940 Act requires that at least 40% of the Funds’ trustees not be “interested persons” (as defined in the 1940 Act) of the Funds, and to rely on certain exemptive rules under the 1940 Act, a majority of the Funds’ trustees must not be interested persons of the Funds. For certain important matters, such as the approval of investment advisory agreements or transactions with affiliates, the 1940 Act or the rules thereunder require the approval of a majority of the Trustees who are Independent Trustees. Currently, seven of the Trustees are not interested persons of the Trust (as such, the Trustees are not affiliated with the Adviser). The Chairman of the Board, Linda Martinson, is an interested person of the Trust (“Interested Trustee”), and the Independent Trustees have designated a lead Independent Trustee who chairs meetings or executive sessions of the Independent Trustees, reviews and comments on Board meeting agendas, represents the views of the Independent Trustees to management and facilitates communication among the Independent Trustees and their independent legal counsel. The Board has determined that its leadership structure, in which the Independent Trustees have designated a lead Independent Trustee to function as described above is appropriate in light of the services that the Adviser and its affiliates provide to the Trust and potential conflicts of interest that could arise from these relationships.

Trustees of the Trust, together with information as to their positions with the Trust, principal occupations and other board memberships and affiliations for the past five years, are shown below. Each Trustee serves as Trustee of a Fund until its termination; until the Trustee’s retirement, resignation or death; or as otherwise specified in the Trust’s organizational documents. Unless otherwise noted, the address of each Executive Officer and Trustee is Baron Investment Funds Trust, 767 Fifth Avenue, 49th Floor, New York, NY 10153. All Trustees listed below, whether Interested or Independent, serve as Trustees for the Trust.

Name, Address & Age	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Interested Trustees
Ronald Baron(1),(2) 767 Fifth Avenue New York, NY 10153 Age: 72	Chief Executive Officer, Chief Investment Officer, Trustee and Portfolio Manager	29 years	Director, Chairman, CEO and CIO: the Firm* (1982-Present); Trustee: Baron Investment Funds Trust (1987-Present); Trustee: Baron Select Funds (2003-Present); Portfolio Manager: Baron USA Partners Fund, Ltd. (2003-Present); Portfolio Manager: Baron Managed Funds plc (2005-2009).	13	None

Linda S. Martinson(1),(2) 767 Fifth Avenue New York, NY 10153 Age: 60	Chairman, President, Chief Operating Officer and Trustee	29 years	Director: the Firm* (2003-Present); Secretary: the Firm* (1997-2008); President: the Firm* (2007-Present); Chief Operating Officer: the Firm (2006-present); Chairman (2010-Present), President (2007-Present), Trustee (1987-Present), Secretary (2003-2008): Baron Investment Funds Trust; Chairman (2010-Present), President (2007-Present), Trustee (2003-Present): Baron Select Funds; Director: Baron USA Partners Fund, Ltd. (2006-Present); Director: Baron Managed Funds plc (2005-2009).	13	None

Independent Trustees
Norman S. Edelcup(3),(4),(5) City of Sunny Isles Beach 18070 Collins Avenue Sunny Isles Beach, FL 33160 Age: 80	Trustee	29 years	Mayor (2003-2015): Sunny Isles Beach, Florida; Trustee: Baron Investment Funds Trust (1987-Present), Baron Select Funds (2003-Present).	13	Director: CompX International, Inc. (diversified manufacturer of engineered components) (2006-Present); Director: Valhi, Inc. (diversified company) (1975-Present).

Harold W. Milner(4),(5) 2293 Morningstar Drive Park City, UT 84060 Age: 81	Trustee	29 years	Trustee: Baron Investment Funds Trust (1987-Present), Baron Select Funds (2003-Present).	13	None

Raymond Noveck(3),(4),(5) 31 Karen Road Waban, MA 02468 Age: 72	Lead Trustee	29 years	Private Investor (1999-Present); Trustee: Baron Investment Funds Trust (1987-Present), Baron Select Funds (2003-Present).	13	None

Name, Address & Age	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Independent Trustees (continued)
Anita Rosenberg(4),(5) 1235 N. Astor Street Chicago, Il 60610 Age: 51	Trustee	2 years	Advisory Board Member: Impala Capital Management, LLC (2014-Present); Advisory Board Member: ValueAct Capital, LLC (2014-Present); Senior Advisor: Magnetar Capital (2011-2012); Trustee: Baron Investment Funds Trust, Baron Select Funds (2013-Present).	13	Director: Golub Capital BDC, Inc. (2011-Present).

David A. Silverman, MD(4),(5) 146 Central Park West New York, NY 10024 Age: 65	Trustee	29 years	Physician and Faculty: New York University School of Medicine (1976-Present); Trustee: Baron Investment Funds Trust (1987-Present), Baron Select Funds (2003-Present).	13	None

Alex Yemenidjian(4),(5) 3801 Las Vegas Blvd. South Las Vegas, NV 89109 Age: 59	Trustee	10 years	Chairman and CEO: Tropicana Las Vegas (gaming) (2009-2015); Chairman and CEO: Armenco Holdings, LLC (investment company) (2005-Present); Managing Partner: Armenco Capital LLC (investment company) (2013-Present); Trustee: Baron Investment Funds Trust (2006-Present), Baron Select Funds (2006-Present).	13	Director: Guess?, Inc. (2005-Present); Director: Regal Entertainment Group (2005-Present).

Additional Officers of the Funds
Clifford Greenberg 767 Fifth Avenue New York, NY 10153 Age: 56	Senior Vice President	19 years	Director and Senior Vice President: the Firm*; Senior Vice President: Baron Investment Funds Trust, Baron Select Funds; Portfolio Manager: Baron Small Cap Fund.	N/A	N/A

Louis Beasley 767 Fifth Avenue New York, NY 10153 Age: 44	Vice President and Chief Compliance Officer	1 year

Chief Compliance Officer: Baron Capital Group, Inc., BAMCO, Inc., Baron Capital Management Inc., Baron Investment Funds Trust, Baron Select Funds, Baron USA Partners Fund, Ltd (9/2014-Present); Vice President: the Firm* (9/2014-Present); Principal and Director of Investment Management Compliance and Risk Management: Bessemer Trust (2006-9/2014).

				N/A	N/A

Patrick M. Patalino 767 Fifth Avenue New York, NY 10153 Age: 47	Vice President, General Counsel and Secretary	8 years	Vice President, General Counsel and Secretary: the Firm*, Baron Investment Funds Trust, Baron Select Funds; General Counsel: Baron USA Partners Fund, Ltd.	N/A	N/A

Name, Address & Age	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Additional Officers of the Funds (continued)

Andrew Peck 767 Fifth Avenue New York, NY 10153 Age: 46	Senior Vice President	13 years	Senior Vice President: the Firm*, Baron Investment Funds Trust, Baron Select Funds; Portfolio Manager: Baron Asset Fund.	N/A	N/A

Susan Robbins 767 Fifth Avenue New York, NY 10153 Age: 61	Vice President	22 years	Director and Vice President: the Firm*; Vice President: Baron Investment Funds Trust, Baron Select Funds.	N/A	N/A

Peggy C. Wong 767 Fifth Avenue New York, NY 10153 Age: 54	Treasurer and Chief Financial Officer	29 years	Chief Financial Officer and Treasurer: the Firm*, Baron Investment Funds Trust, Baron Select Funds.	N/A	N/A

*	The “Firm” means (Baron Capital Group, Inc. (“BCG”) along with its subsidiaries BCI, Baron Capital Management, Inc. (“BCM”) and BAMCO.
(1)	Trustees deemed to be “Interested Trustees” by reason of their employment with the Adviser and the Distributor.
(2)	Members of the Executive Committee, which is empowered to exercise all of the powers, including the power to declare dividends, of the full Board when the full Board is not in session.
(3)	Members of the Audit Committee.
(4)	Members of the Nominating Committee.
(5)	Members of the Independent Committee.

Each Trustee, except for Anita Rosenberg who was appointed as a Trustee in May of 2013, has been a Board member of the Trust and other Baron mutual funds for at least ten years. In addition, the following are among some of the specific experiences, qualifications, attributes or skills that each Trustee possesses supplementing the information provided in the table above. The Board believes that the significance of each Trustee’s experience, qualifications, attributes or skills is an individual matter (meaning that experience that is important for one Trustee may not have the same value for another) and that these factors are best evaluated at the Board level, with no single Trustee, or particular factor, being indicative of Board effectiveness. However, the Board believes that Trustees need to have the ability to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Adviser and Trust management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties; the Board believes that its members satisfy this standard. Experience relevant to having this ability may be achieved through a Trustee’s educational background; business, professional practice (e.g., medicine, accounting or law), public service or academic positions; experience from service as a board member (including the Board of the Trust) or executive of investment funds, public companies or significant private or not-for-profit entities or other organizations; and/or other life experiences. To assist them in evaluating matters under federal and state law, the Trustees are counseled by their own independent legal counsel, who participates in Board meetings and interacts with the Adviser, and also may benefit from information provided by the Trust’s or the Adviser’s counsel; both Board and Trust counsel have significant experience advising funds and fund board members. The Audit Committee of the Board meets regularly with the Trust’s independent registered public accounting firm, and the Board and its committees have the ability to engage other experts as appropriate. The Board evaluates its performance on an annual basis.

Ronald Baron – In addition to his tenure as a Trustee of the Trust, Mr. Baron is the Chief Executive Officer and Chief Investment Officer of the Trust as well as the portfolio manager of Baron Partners Fund and Baron Focused Growth Fund (formerly Baron Retirement Income Fund), each a series of Baron Select Funds, and Baron Growth Fund, a series of Baron Investment Funds Trust. Mr. Baron was also the portfolio manager of Baron Asset Fund from its inception until 2003 and then the co-portfolio manager of Baron Asset Fund from 2003 until January of 2008. Mr. Baron has over 45 years of experience as a Wall Street analyst and has managed money for others for over 40 years.

Linda S. Martinson – In addition to serving as Chairman of the Board of Trustees of the Trust, Ms. Martinson is the President and Chief Operating Officer of the Trust. She has been with the Adviser for over 29 years, initially serving as the Adviser’s General Counsel until 2007 and its Corporate Secretary until 2008.

Norman S. Edelcup – Mr. Edelcup has been a Trustee of the Trust for over 29 years and of the Board of the mutual funds of Baron Select Funds for over 12 years. In addition to his tenure as a Trustee of the Baron mutual funds, Mr. Edelcup was the mayor of the City of Sunny Isles Beach, Florida from 2003 to 2015 and is a Director of Marquis Bank. He also serves as a Director and Chairman of the Audit Committee of CompX International, Inc. (a diversified manufacturer of engineered components) and Valhi, Inc. (chemicals, component products and waste management industries), both public companies. In addition, Mr. Edelcup is a Certified Public Accountant (CPA) and has experience preparing, auditing, analyzing and evaluating financial statements.

Harold W. Milner – Mr. Milner has been a Trustee of the Trust for over 29 years and of the Board of the mutual funds of Baron Select Funds for over 12 years. In addition to his tenure as a Trustee of the Baron mutual funds, Mr. Milner has been the Chairman of Lightning Protection Systems, LLC from 2006 to the present and a Director of CompletexRM, a software company, from 2009 to the present. In addition, Mr. Milner was the President and CEO of Kahler Realty Corporation (hotel ownership and management) from 1985 to 1997.

Raymond Noveck – Mr. Noveck has been a Trustee of the Trust for over 29 years and of the Board of the mutual funds of Baron Select Funds for over 12 years. Mr. Noveck was also employed by the Firm as a Managing Director from 1985 to 1987. Mr. Noveck is a CPA and has experience preparing, auditing, analyzing and evaluating financial statements. He has also been on the Board of a public company and, as a CPA, has audited public companies including mutual funds and brokerage firms.

Anita Rosenberg – Ms. Rosenberg has been a Trustee of the Trust and the Board of the mutual funds of Baron Select Funds for over two years. In addition to her tenure as a Trustee of the Baron mutual funds, Ms. Rosenberg serves on the board of the Golub Capital BDC, Inc. She also serves as an Advisory Board member of Impala Capital Management, LLC and Value Act Capital, LLC. Ms. Rosenberg was a senior advisor to Magnetar Capital, a multi-strategy hedge fund. Ms. Rosenberg was a partner and portfolio manager of Harris Alternatives, LLC, and its predecessor, Harris Alternatives, L.P., from 1999 until her retirement in 2009.

David A. Silverman, MD – Dr. Silverman has been a Trustee of the Trust for over 29 years and of the Board of the mutual funds of Baron Select Funds for over 12 years. In addition to his tenure as a Trustee of the Baron mutual funds, Dr. Silverman has been a Director of the New York Blood Center from 1999 to the present. He has also been a Physician and Faculty of New York University School of Medicine from 1976 to the present.

Alex Yemenidjian – Mr. Yemenidjian has been a Trustee of the Trust for over 10 years and the Board of the mutual funds of Baron Select Funds for over nine years. In addition to his tenure as a Trustee of the Baron mutual funds, Mr. Yemenidjian serves on the boards of Guess?, Inc. (clothing manufacturer) and Regal Entertainment Group (movie theater operator), both public companies, and charitable foundations and served as the Chairman and CEO of Tropicana Las Vegas, a hotel and casino company, from 2009 to 2015. Mr. Yemenidjian is a CPA and has experience preparing, auditing, analyzing and evaluating financial statements.

The Board believes that the foregoing specific experiences, qualifications, attributes and skills of each Trustee have prepared them to be effective Trustees. The Board also believes that such qualities demonstrate that its members have the ability to exercise effective business judgment in the performance of their duties.

Board Committees.

The Funds pay each Independent Trustee annual compensation in addition to reimbursement of out-of-pocket expenses in connection with attendance at meetings of the Board. Specifically, each Independent Trustee receives an annual base compensation of $65,450 with the lead Independent Trustee receiving an additional $7,140. An additional $4,500 each is paid to each Independent Trustee for attendance in person at the quarterly meetings of the Board; $1,125 is paid per quarterly Board meeting, if the Trustee participates by telephone. The Interested Trustees and Officers receive no direct remuneration in such capacity from the Funds. The Board has established four committees: Audit; Executive; Nominating; and Independent.

The Audit Committee recommends to the full Board the engagement or discharge of the Funds’ independent accountants; directs investigations into matters within the scope of the independent accountants’ duties; reviews with the independent accountants the results of the audit; and reviews the independence of the independent accountants. The Audit Committee is currently comprised of the following members: Norman S. Edelcup and Raymond Noveck. Each member of the Audit Committee receives an additional $7,140 in annual compensation for serving on the Audit Committee. An additional $3,600 is paid to the Audit Committee Chairperson. The Audit Committee met two times during the fiscal year ended September 30, 2015.

The Executive Committee is empowered to exercise all of the powers, including the power to declare dividends, of the full Board when the full Board is not in session. The Executive Committee is currently comprised of the following members: Ronald Baron and Linda Martinson. Members of the Executive Committee serve on the committee without compensation. The Executive Committee met four times during the fiscal year ended September 30, 2015.

The Nominating Committee recommends to the full Board those persons to be nominated for election as Trustees by shareholders and selects and proposes nominees for election by Trustees between shareholders’ meeting. The Nominating Committee does not normally consider candidates proposed by shareholders for election as Trustees. The Nominating Committee is currently comprised of all Independent Trustees. Members of the Nominating Committee serve on the committee without compensation. There were no meetings of the Nominating Committee during the fiscal year ended September 30, 2015.

The Independent Committee discusses various Fund matters, including the advisory contract and distribution plan. Its members are all Independent Trustees of the Funds. The Independent Committee is comprised of all Independent Trustees. Members of the Independent Committee serve on the committee without compensation. The Independent Committee met four times during the fiscal year ended September 30, 2015.

Trustee Ownership of Fund Shares.

The following table shows the dollar range of shares beneficially owned by each Trustee as of December 31, 2015:

Name of Trustee		Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies

Interested Trustees:

Ronald Baron	Baron Asset Fund, Baron Growth Fund Baron Small Cap Fund Baron Opportunity Fund Baron Fifth Avenue Growth Fund Baron Discovery Fund	>$100,000 >$100,000 >$100,000 >$100,000 >$100,000 >$100,000	>$100,000

Name of Trustee		Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies

Interested Trustees: (continued)

Linda S. Martinson	Baron Asset Fund, Baron Growth Fund Baron Small Cap Fund Baron Opportunity Fund Baron Fifth Avenue Growth Fund Baron Discovery Fund	$50,001-$100,000 >$100,000 >$100,000 >$100,000 >$100,000 >$100,000	>$100,000

Independent Trustees:

Norman Edelcup	Baron Asset Fund, Baron Growth Fund Baron Small Cap Fund Baron Opportunity Fund Baron Fifth Avenue Growth Fund Baron Discovery Fund	>$100,000 $50,001-$100,000 $50,001-$100,000 $10,001-$50,000 $50,001-$100,000 $0	>$100,000

Harold Milner	Baron Asset Fund, Baron Growth Fund Baron Small Cap Fund Baron Opportunity Fund Baron Fifth Avenue Growth Fund Baron Discovery Fund	>$100,000 >$100,000 $50,001-$100,000 >$100,000 >$100,000 $0	>$100,000

Raymond Noveck	Baron Asset Fund, Baron Growth Fund Baron Small Cap Fund Baron Opportunity Fund Baron Fifth Avenue Growth Fund Baron Discovery Fund	>$100,000 >$100,000 >$100,000 $10,001-$50,000 $50,001-$100,000 $10,001-$50,000	>$100,000

David Silverman	Baron Asset Fund, Baron Growth Fund Baron Small Cap Fund Baron Opportunity Fund Baron Fifth Avenue Growth Fund Baron Discovery Fund	$0 $0 $0 $0 $0 $0	$10,001-$50,000

Alex Yemenidjian	Baron Asset Fund, Baron Growth Fund Baron Small Cap Fund Baron Opportunity Fund Baron Fifth Avenue Growth Fund Baron Discovery Fund	>$100,000 >$100,000 >$100,000 >$100,000 >$100,000 $0	>$100,000

Anita Rosenberg	Baron Asset Fund Baron Growth Fund Baron Small Cap Fund Baron Opportunity Fund Baron Fifth Avenue Growth Fund Baron Discovery Fund	$0 $0 $0 $0 $0 $0	>$100,000

The Independent Trustees do not own any securities of the Adviser, the Distributor or any other entity controlling, controlled by or under common control with the Adviser or Distributor.

Compensation.

The Trustees of the Funds received the following compensation from the Funds for the fiscal year ended September 30, 2015:

Name	Aggregate Compensation From the Funds	Pension or Retirement Benefits Accrued As Part of Funds Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex Paid to Trustees

Interested Trustees:

Ronald Baron	$0	N/A	N/A	$0

Linda S. Martinson	$0	N/A	N/A	$0

Independent Trustees:

Norman Edelcup	$89,090	N/A	N/A	$118,333

Harold Milner	$81,950	N/A	N/A	$108,333

Raymond Noveck	$99,830	N/A	N/A	$133,333

Anita Rosenberg	$78,575	N/A	N/A	$103,658

David Silverman	$81,950	N/A	N/A	$108,333

Alex Yemenidjian	$81,950	N/A	N/A	$108,333

Code of Ethics.

The Funds, the Adviser and the Distributor have adopted a written Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Code of Ethics prohibits employees from investing in securities held by the Funds.

Proxy Voting Policies and Procedures.

The Funds have delegated all decision making on proxy voting to the Adviser. The Adviser makes its own independent voting decisions, although it may consider recommendations from third parties in its decision-making process. The Adviser makes voting decisions solely in the best interests of the Funds and their shareholders. It is the policy of the Adviser in voting proxies to vote each proposal with the goal of maximizing long-term investment returns for the Funds.

The Adviser uses guidelines which are reviewed quarterly by a Proxy Review Committee established by the Adviser. While the Adviser makes investment decisions based, in part, on the strength of a company’s management team, it will not automatically support management proposals if such proposals are inconsistent with the Adviser’s Proxy Voting Policies and Procedures.

If it is determined that there is a potential material conflict of interest between the interests of the Adviser and the interests of a Fund, the Proxy Review Committee will review the matter and may either (i) request that the Fund consent to the Adviser’s vote, (ii) vote in accordance with the published recommendations of an independent proxy voting service, or (iii) appoint an independent third party to vote.

A full copy of the Adviser’s Proxy Voting Policies and Procedures is available on the Baron Funds® website, www.BaronFunds.com. The Funds’ most current Proxy Voting Record on Form N-PX for the twelve months ended June 30, 2015 is also available on the Baron Funds® website or on the SEC’s website at www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control Persons.

As of December 31, 2015, no persons were known to the Funds to be the beneficial owners, either directly or through one or more controlled companies, of more than 25% of the voting securities of the Funds.

Principal Holders.

As of December 31, 2015, the following persons were known to the Funds to be the record or beneficial owners of 5% or more of the voting securities of the Funds:

	Record Holders
	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund	Baron Fifth Avenue Growth Fund	Baron Discovery Fund
Ronald Baron and related family accounts, New York, NY	—	—	—	—	7.53%	—
BAMCO, Inc., New York, NY	—	—	—	—	5.29%	—
Charles Schwab & Co., Inc., San Francisco, CA	22.94%	14.92%	21.94%	26.10%	37.50%	42.81%
National Financial Services Corp., New York, NY	29.90%	42.50%	20.77%	18.74%	15.84%	13.75%
TD Ameritrade Inc FEBO Clients, Omaha, NE	—	—	—	7.42%	—	7.73%
Charles Mathewson Trust, Reno, NV	—	—	—	—	—	7.21%

	Beneficial Holders
	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund	Baron Fifth Avenue Growth Fund	Baron Discovery Fund
Ronald Baron and related family accounts, New York, NY	—	—	—	—	12.34%	—

Management Ownership.

Except for Mr. Baron and related family accounts, Charles Mathewson Trust and BAMCO, Inc., the above record owners are brokerage firms or other financial institutions that hold stock for the benefit of their respective customers. As of December 31, 2015, all of the Officers, Trustees and portfolio managers of Baron Investment Funds Trust as a group beneficially owned directly or indirectly 14.27% of Baron Fifth Avenue Growth Fund’s outstanding shares and 11.37% of Baron Discovery Fund’s outstanding shares.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser.

The Adviser to the Funds, BAMCO, is a New York corporation with its principal offices at 767 Fifth Avenue, New York, NY 10153 and a subsidiary of BCG. Mr. Baron is the controlling stockholder of BCG and is the Adviser’s Chief Investment Officer. Mr. Baron has over 45 years of experience as a Wall Street analyst and has managed money for others for over 40 years. He has been a participant in Barron’s Roundtable and has been a featured guest on Wall Street Week, CNN and CNBC/FNN. Mr. Baron is the portfolio manager for Baron Growth Fund and was the co-portfolio manager of Baron Asset Fund until January 23, 2008. Mr. Baron is also the portfolio manager of Baron Partners Fund and Baron Focused Growth Fund, each a series of Baron Select Funds.

Pursuant to separate Advisory Agreements with each Fund (each an “Advisory Agreement,” and collectively the “Advisory Agreements”), the Adviser furnishes continuous investment advisory services and management to the Funds, including making the day-to-day investment decisions and arranging portfolio transactions for the Funds, subject to such policies as determined by the Board. For such services, the Adviser receives an annual fee from Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund and Baron Discovery Fund of 1% of the average daily net assets of the respective Fund. Baron Fifth Avenue Growth Fund pays the Adviser 0.90% for average daily net assets under $1 billion, 0.85% for average daily net assets greater than $1 billion but less than $2 billion and 0.80% for average daily net assets over $2 billion. The Adviser has contractually agreed to limit the expense ratio for the Retail Shares of Baron Opportunity Fund, Baron Fifth Avenue Growth Fund and Baron Discovery Fund to 1.50%, 1.30% and 1.35%, respectively and for the Institutional Shares of Baron Opportunity Fund, Baron Fifth Avenue Growth Fund and Baron Discovery Fund to 1.25%, 1.05% and 1.10%, respectively, and for the R6 Shares of Baron Fifth Avenue Growth Fund to 1.04%, excluding portfolio transaction costs, interest and extraordinary expenses for so long as the Adviser serves as investment adviser to the Funds.

The following table discloses advisory fees received by BAMCO for the each of the years ended September 30:

	2015	2014	2013
Baron Asset Fund	$27,798,211	$27,189,694	$23,035,967
Baron Growth Fund	79,128,631	81,279,862	64,868,574
Baron Small Cap Fund	52,796,280	55,875,456	47,190,759
Baron Opportunity Fund	3,891,116	4,814,991	4,011,487
Baron Fifth Avenue Growth Fund	1,240,423	875,731	601,607
Baron Discovery Fund	862,559	257,434	N/A

Since Baron Discovery Fund commenced investment operations on October 1, 2013, the Fund did not incur advisory expenses for the year ended September 30, 2013.

Under the Advisory Agreements, the Adviser, at its own expense and without reimbursement from the Funds, furnishes office space and all necessary office facilities, equipment and executive personnel for managing the Funds, and pays the salaries and fees of all Officers and Trustees who are interested persons of the Adviser.

The Adviser also uses a portion of its assets to pay all or a portion of the charges of third parties that distribute shares of the Funds to their customers.

The Funds pay all operating and other expenses not borne by the Adviser such as: audit, accounting and legal fees; custodian fees; expenses of registering and qualifying their shares with federal and state securities commissions; expenses in preparing shareholder reports and proxy solicitation materials; expenses associated with the Funds’ shares, such as dividend disbursing, transfer agent and registrar fees; certain insurance expenses; compensation of Independent Trustees and other miscellaneous business expenses. The Funds also pay the expenses of offering the shares of the Funds, including the registration and filing fees, legal and accounting fees and costs of printing the prospectus and related documents. The Funds also pay all taxes imposed on them and all brokerage commissions and expenses incurred in connection with their portfolio transactions.

The Adviser utilizes the staffs of BCG and its subsidiary BCM to provide research. Directors, Officers or employees of the Adviser and/or its affiliates may also serve as Officers or Trustees of the Funds or of other funds managed by the Adviser. BCM is an investment adviser to institutional and individual accounts. Clients of BCM and the other funds managed by the Adviser have investment goals which may or may not vary from those of each other and of the Funds. BCM and the Adviser invest in substantially similar or the same securities as the Funds, other client accounts and in the accounts of principals and employees of BCM and its affiliates. When the same securities are purchased for or sold by the Funds and any of such other accounts, it is the policy of the

Adviser and BCM to allocate such transactions in a manner deemed equitable by the Adviser. All personal trading by employees is subject to the Code of Ethics of the Funds and the Adviser. In certain circumstances, the Adviser may make investments for the Funds that conflict with investments being made by BCM. The Adviser may also make investment decisions for the Funds that are inconsistent with the investment decisions for other Funds it manages.

Each Advisory Agreement provides that the Funds may use “Baron” as part of its name for so long as the Adviser serves as the investment adviser to the Funds. The Funds acknowledge that the word “Baron” in its name is derived from the name of the entities controlling, directly or indirectly, the Adviser, which derive their name from Ronald Baron, that such name is the property of the Adviser and its affiliated companies for copyright and/or other purposes, and that if for any reason the Adviser ceases to be the Funds’ investment adviser, the Funds will promptly take all steps necessary to change their name to one that does not include “Baron,” unless they receive the Adviser’s written consent to continue using the name.

Each Advisory Agreement provides that the Adviser shall have no liability to the Funds or their shareholders for any error of judgment or mistake of law or for any loss suffered by the Funds on account of any action taken in good faith, provided that the Adviser shall not be protected against liabilities arising by virtue of willful misfeasance, bad faith or gross negligence, or reckless disregard of the Adviser’s obligations under the Advisory Agreements.

The Advisory Agreements were approved by a majority of the Trustees, including a majority of the Independent Trustees for Baron Asset Fund on May 11, 1987, for Baron Growth Fund on October 21, 1994, for Baron Small Cap Fund on July 29, 1997, for Baron Opportunity Fund on January 18, 2000, for Baron Fifth Avenue Growth Fund on March 10, 2004, and for Baron Discovery Fund on August 19, 2013. The Advisory Agreements for Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund and Baron Discovery Fund were last approved by a majority of the Trustees, including a majority of the Independent Trustees on May 4, 2015.

Each Advisory Agreement is terminable without penalty by the relevant Fund (when authorized by a majority vote of the shareholders or the Trustees) or the Adviser on 60 days’ written notice. The Advisory Agreements shall automatically terminate in the event of their “assignment” (as defined by the 1940 Act). A discussion regarding the basis for the approval by the Board of the Advisory Agreements of each Fund is available in the Funds’ Annual Financial Report to Shareholders for the year ended September 30, 2015.

Principal Underwriter.

The Funds have a distribution agreement with BCI with its principal offices located at 767 Fifth Avenue, New York, NY 10153. BCI is an affiliate of BAMCO.

Distribution and Servicing Agreements.

The Funds and/or the Distributor have agreements with various financial intermediaries pursuant to which various services may be provided to the Funds or their shareholders. See “Distribution and Servicing Arrangements” in the Prospectus.

12b-1 Plan.1

The Distributor does not receive underwriting commissions, but the Funds’ distribution and servicing plan for Retail Shares adopted pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) authorizes the Funds to

[1]	The 12b-1 plan applies to Retail Shares only. It does not apply to Institutional Shares or R6 Shares.

pay the Distributor a distribution and servicing fee equal to 0.25% per annum of each Fund’s average daily net assets attributable to the Retail Shares. The 12b-1 fees are paid to the Distributor in connection with (a) activities and expenses primarily intended to result in the sale of Retail Shares and/or the servicing of Retail Shares shareholder accounts and/or (b) providing services to holders of Retail Shares of the Funds and/or maintaining accounts in the Retail Shares of the Funds, including, but not limited to, (i) compensation to financial intermediaries (as described in the Prospectus) that have entered into an agreement with the Distributor; (ii) compensation to and expenses of registered representatives and/or employees of the Distributor who engage in or support distribution of Retail Shares or who service shareholder accounts; and (iii) printing of prospectuses and reports for other than existing holders of Retail Shares; preparation, printing and distribution of sales literature and advertising materials for Retail Shares; and telephone expenses and other identifiable expenses in connection with the foregoing. The total amount of the 12b-1 fee is payable to the Distributor, regardless of the actual expenses incurred, which expenses may be more or less than the 12b-1 fees received by the Distributor.

The 12b-1 Plan requires that the Trust will cause to be provided to the Board a written report, at least quarterly, of the amounts of all expenditures pursuant to the 12b-1 Plan and related agreements, and the purposes for which such expenditures were made for the preceding fiscal quarter.

For the fiscal year ended September 30, 2015, the Funds paid fees attributable to Retail Shares to the Distributor under the 12b-1 Plan as follows: Baron Asset Fund, $5,087,394; Baron Growth Fund, $10,160,449; Baron Small Cap Fund, $7,845,890; Baron Opportunity Fund, $709,669; Baron Fifth Avenue Growth Fund, $173,655 and Baron Discovery Fund, $54,848.

The following table shows the principal types of activities for which payments are or will be made, including the dollar amount and the manner in which amounts were paid by the Distributor under the 12b-1 Plan for the fiscal year ended September 30, 2015.

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund	Baron Fifth Avenue Growth Fund	Baron Discovery Fund
Distribution and Service Fees Paid to Third Parties	$5,087,394	$10,160,449	$7,845,890	$709,669	$173,655	$54,848
Printing	—	—	—	—	—	—

	$5,087,394	$10,160,449	$7,845,890	$709,669	$173,655	$54,848

The Independent Trustees have no direct or indirect financial interest in the operation of the 12b-1 Plan or any agreement thereunder. The Interested Trustees have such an interest.

The 12b-1 Plan has been approved by the Board, including a majority of the Independent Trustees. In approving the 12b-1 Plan, the Board considered various factors and determined that there is a reasonable likelihood that the 12b-1 Plan will benefit the Funds and their Retail Shares shareholders. The anticipated benefits include the following: (i) the likelihood of attracting and retaining investments in the Retail Shares; (ii) the potential benefits of a larger asset base, including reduced expenses; and (iii) potential benefits to investors in the Retail Shares of the services to be provided pursuant to the 12b-1 Plan.

Unless terminated in accordance with its terms, the 12b-1 Plan will continue in effect for a one year period, and from year to year thereafter if such continuance is specifically approved at least annually by the Board and by the Independent Trustees, with such votes being cast in person at a meeting called for the purpose of such vote.

The 12b-1 Plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of a majority of the outstanding Retail Shares. The 12b-1 Plan may not be amended to increase materially the amount of payments to be made without the approval of holders of the Funds’ Retail Shares. All material amendments must be approved by a vote of the Board and of the Independent Trustees, with such votes being cast in person at a meeting called for the purpose of such vote. If the 12b-1 Plan is terminated, the Funds will owe no payments to the Distributor, other than any unpaid portion of the 12b-1 fee accrued through the effective date of termination.

Other Service Providers.

Custodian.

State Street Bank and Trust Company (“SSBT”), One Lincoln Street, Boston, MA 02111 serves as the custodian for the Funds’ cash and securities.

SSBT provides certain accounting and bookkeeping services to include maintaining the books of each Fund, calculating daily the income and net asset value per share of each Fund and assisting in the preparation of tax returns and reports to shareholders. SSBT is compensated for fund accounting based on a percentage of each Fund’s net assets, subject to certain minimums plus fixed annual fees for the administrator services. For the fiscal year ended September 30, 2015, $533,122 was incurred for such services.

Transfer Agent and Dividend Agent.

DST Systems, Inc., 430 West 7th Street, Kansas City, MO 64105, is the Transfer Agent and Dividend Agent for the Funds.

Independent Registered Public Accountants.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017, is the independent registered public accounting firm for the Funds.

These institutions are not responsible for investment decisions of the Funds.

PORTFOLIO MANAGERS

Baron Asset Fund	Andrew Peck
Baron Growth Fund	Ronald Baron
Baron Small Cap Fund	Clifford Greenberg
Baron Opportunity Fund	Michael Lippert
Baron Fifth Avenue Growth Fund	Alex Umansky
Baron Discovery Fund	Laird Bieger Randolph Gwirtzman Clifford Greenberg (Portfolio Manager Adviser)

Other Accounts Managed.

As of September 30, 2015:

Portfolio Manager	Type of Account	Number of Additional Accounts		Total Assets (millions)
Ronald Baron	Registered Investment Companies	5		$3,672
	Other pooled investment vehicles	2		$82
	Other Accounts	27		$1,165

Andrew Peck	Registered Investment Companies	0		$0
	Other pooled investment vehicles	2	(1)	$218	(1)
	Other Accounts	5		$580

Portfolio Manager	Type of Account	Number of Additional Accounts	Total Assets (millions)
Clifford Greenberg	Registered Investment Companies	0	$0
	Other pooled investment vehicles	0	$0
	Other Accounts	0	$0

Michael Lippert	Registered Investment Companies	0	$0
	Other pooled investment vehicles	0	$0
	Other Accounts	4	$603

Alex Umansky	Registered Investment Companies	1	$10
	Other pooled investment vehicles	0	$0
	Other Accounts	9	$40

Laird Bieger	Registered Investment Companies	0	$0
	Other pooled investment vehicles	0	$0
	Other Accounts	0	$0

Randolph Gwirtzman	Registered Investment Companies	0	$0
	Other pooled investment vehicles	0	$0
	Other Accounts	0	$0

(1)	One account in “other pooled investment vehicles” has an advisory fee based on the account’s performance. This account is a “fund of funds” with assets of $70 million.

Potential Conflicts of Interest.

Conflicts of interest could arise in connection with managing the Funds along with other Baron Funds® and the accounts of other clients of the Adviser and of clients of the Adviser’s affiliated investment adviser, BCM. Because of market conditions, client investment restrictions, Adviser imposed investment guidelines and the consideration of factors such as cash availability and diversification considerations, not all investment opportunities will be available to the Funds and all clients at all times. The Adviser has joint trading policies and procedures designed to ensure that no Fund or client is systematically given preferential treatment over time. The Funds’ Chief Compliance Officer monitors allocations for consistency with this policy and reports to the Board annually. Because an investment opportunity may be suitable for multiple accounts, the Funds may not be able to take full advantage of that opportunity because the opportunity may be allocated among many or all of the Funds and accounts of clients managed by the Adviser and its affiliate.

To the extent that the Funds’ portfolio manager has responsibilities for managing other client accounts, the portfolio manager may have conflicts of interest with respect to his time and attention among relevant accounts. In addition, differences in the investment restrictions or strategies among a Fund and other accounts may cause the portfolio manager to take action with respect to another account that differs from the action taken with respect to the Funds. In some cases, another account managed by the portfolio manager may provide more revenue to the Adviser. While this may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities, the Adviser takes all necessary steps to ensure that the portfolio manager endeavors to exercise his discretion in a manner that is equitable to the Funds and other accounts.

The Adviser charges performance-based fees for one sub-advised account. This account is team-managed by senior research analysts supervised by Mr. Baron. The Adviser does not believe this arrangement creates a conflict with Mr. Baron’s management of the Funds because the trading and allocation of investment opportunities will be primarily made by these analysts and not Fund portfolio managers.

The Adviser believes that it has policies and procedures in place that address the Funds’ potential conflicts of interest. Such policies and procedures address, among other things, trading practices (e.g., brokerage commissions, cross trading, aggregation and allocation of transactions, sequential transactions, allocations of orders for execution to brokers and portfolio performance dispersion review), disclosure of confidential information and employee trading.

Compensation.

Mr. Baron has an employment agreement that includes a fixed base salary, a fixed bonus and a supplemental bonus based on a percentage of the management fees earned on the Funds that he manages. The terms of his contract are based on Mr. Baron’s role as the Firm’s Founder, Chief Executive Officer and Chief Investment Officer, and his position as portfolio manager for the majority of the Firm’s assets under management. Consideration is given to Mr. Baron’s reputation, the long-term performance records of the Funds under his management and the profitability of the Firm.

The compensation for Messrs. Greenberg, Peck, Lippert, Umansky, Bieger and Gwirtzman includes a base salary and an annual bonus that is based, in part, on the amount of assets they manage, as well as their individual long-term investment performance, their overall contribution to the Firm and the Firm’s profitability. In addition, Messrs. Greenberg and Peck own equity in BCG. They are also eligible for special bonuses based on the Firm achieving its long-term growth and profitability goals.

Ownership of Portfolio Managers.

As of September 30, 2015, the Portfolio Manager ownership of Fund shares was:

Portfolio Manager	Fund	Dollar Range of Fund Shares Owned
Andrew Peck	Baron Asset Fund	Over $1,000,000

Ronald Baron	Baron Growth Fund	Over $1,000,000

Clifford Greenberg	Baron Small Cap Fund	Over $1,000,000

	Baron Discovery Fund	$100,001-$500,000

Michael Lippert	Baron Opportunity Fund	$500,001-$1,000,000

Alex Umansky	Baron Fifth Avenue Growth Fund	$500,001-$1,000,000

Laird Bieger	Baron Discovery Fund	$500,001-$1,000,000

Randolph Gwirtzman	Baron Discovery Fund	$500,001-$1,000,000

BROKERAGE ALLOCATION AND OTHER PRACTICES

For the Fiscal Year Ended September 30,	2015	2014	2013
Total Commissions Paid by the Fund
Baron Asset Fund	$571,534	$411,767	$466,379
Baron Growth Fund	1,484,611	1,726,386	1,072,843
Baron Small Cap Fund	1,589,626	2,004,342	1,867,254
Baron Opportunity Fund	302,097	438,327	517,807
Baron Fifth Avenue Growth Fund	27,522	19,588	23,896
Baron Discovery Fund	260,497	131,159	*

*	Since Baron Discovery Fund commenced operations on October 1, 2013, there were no commissions paid by this Fund as of September 30, 2013.

The variation in the commissions paid by the Funds year-to-year are caused by fluctuating trading volume.

The Adviser is responsible for placing the portfolio brokerage business of the Funds. Purchase and sale orders are placed with brokers that the Adviser believes will achieve “best execution” of such orders. Best execution involves consideration of a number of factors, including direct net economic results to the Funds, the efficiency with which the transaction is executed, the ability to effect the transaction in the size and price range requested, the ability to effect the transaction with minimum impact on the market, the financial strength and stability of the broker, the broker’s familiarity with a particular security, the broker’s commitment of resources to executing the transaction and past experience with a broker.

Under the Advisory Agreements and as permitted by Section 28(e) of the Securities and Exchange Act of 1934, the Adviser may cause the Funds to pay a broker that provides brokerage and research services to the Adviser an amount of commission for effecting a securities transaction for the Funds in excess of the amount that other brokers would have charged for the transaction, if the Adviser determines in good faith that the greater commission is consistent with the Funds’ policies and is reasonable in relation to the value of the brokerage and research services provided by the executing broker viewed in terms of either a particular transaction or the Adviser’s overall responsibilities to the Funds or to its other clients. The term “brokerage and research services” includes advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or of purchasers or sellers of securities, furnishing analyses and reports concerning issuers, industries and securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto, such as clearance and settlement. Such services may be used by the Adviser or its affiliate to supplement the services it is required to perform pursuant to the Advisory Agreement in serving the Funds and/or other advisory clients of the affiliate.

Brokers may be willing to furnish statistical research and other factual information or services to the Adviser for no consideration other than brokerage or underwriting commissions. Research provided by brokers is used for the benefit of all of the Adviser’s or its affiliate’s clients and not solely or necessarily for the benefit of the Funds. The Adviser’s investment management personnel attempt to evaluate the quality of research provided by brokers. Results of this effort may be used by the Adviser as a consideration in the selection of brokers to execute portfolio transactions.

Investment decisions for the Funds and for other client accounts managed by BCM and the Adviser are made independent of each other in light of differing considerations for the various accounts. The same investment decision may, however, be made for two or more of the Adviser’s and/or BCM’s accounts. When this occurs, simultaneous transactions are inevitable. Purchases and sales are averaged as to price where possible and allocated to account in a manner deemed equitable by the Adviser in conjunction with BCM. This procedure could have a detrimental or beneficial effect upon the price or value of the security for the Funds, depending upon market conditions.

CAPITAL STOCK AND OTHER SECURITIES

Baron Investment Funds Trust (formerly known as Baron Asset Fund) is an open-end investment company organized as a series fund and established under the business trust law of The Commonwealth of Massachusetts. The six series currently available are Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund and Baron Discovery Fund. Shares entitle their holders to one vote per share on all matters submitted to a vote of shareholders. The Trust’s Declaration of Trust provides that no matters need be submitted to shareholders except as required by the 1940 Act. Consequently, matters such as mergers, acquisitions and sales of assets may not require shareholder approval. In the election of Trustees, shares have non-cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees and, in such event, the holders of the remaining shares voting for the election of Trustees will not be able to elect any person or persons as Trustees. Shares have no preemptive or subscription rights and are transferable.

Under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund or any series thereof. Notice of such disclaimer will normally be given in each agreement, obligation or instrument entered into or executed by the Funds or Trustees. The Declaration of Trust provides for indemnification by a Fund for any loss suffered by a shareholder as a result of an obligation of that Fund. The Declaration of Trust also provides that a Fund shall, upon request, assume the defense of any claim made against any shareholder for an act or obligation of that Fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. The Trustees believe that, in view of the above, the risk of personal liability of shareholders is remote.

The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

PURCHASE, REDEMPTION AND PRICING OF SHARES

The Funds expect to make all redemptions in cash but reserve the right to make payment, in whole or in part, in portfolio securities. Payment will be made other than all in cash if the Board determines that economic conditions exist which would make a cash payment detrimental to the Funds’ best interests. Portfolio securities to be so distributed, if any, would be selected in the discretion of the Board and priced as described under “How Your Shares are Priced” in the prospectus.

Net Asset Value.

As more fully set forth in the prospectus under “How Your Shares are Priced,” the net asset value per share of each Fund is determined as of the close of regular trading of the New York Stock Exchange (the “Exchange”), (usually 4:00 p.m. Eastern Standard Time) on each day that the Exchange is open. The Exchange is open all weekdays that are not holidays. Annually, the Exchange publishes the holidays on which it will be closed. The most recent announcement states it will not be open on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

Securities traded on more than one national securities exchange are valued at the last sale prices of the day as of which such value is being determined as reflected at the close of the exchange that is the principal market for such securities. For Securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price.

U.S. Government obligations and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from an independent pricing service or at the mean between the bid and ask prices from a dealer maintaining an active market in that security. The value of the Funds’ investments in convertible bonds is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, and sensitivity analysis, when available.

Non-U.S. equity securities are valued on the basis of their most recent closing market prices and translated into U.S. dollars at 4 p.m. E.T. except under the circumstances described below. Most foreign markets close before 4 p.m. E.T. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. E.T. If the Adviser determines that developments between the close of the foreign markets and 4 p.m. E.T. may, in its judgment, materially affect the value of some or all of the Funds’ securities, the Adviser will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. E.T. In deciding whether to make these adjustments, the Adviser reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent non-U.S. securities and baskets of non-U.S. securities. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. The Adviser uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The Adviser cannot predict how often it will use closing prices and how often it will adjust those prices.

TAXATION OF THE FUNDS

The prospectus contains information about the U.S. federal income tax consequences of ownership of shares. Certain supplementary information is presented below. References below to the “Fund” apply to each of the Funds described in the prospectus.

U.S. Federal Income Taxation.

The following information is based on the Internal Revenue Code of 1986, as amended (the “Code”), Treasury Regulations, administrative rulings and judicial decisions as of the date hereof, all of which may be changed either retroactively or prospectively. This discussion does not address all aspects of U.S. federal income taxation that may be relevant to shareholders in light of their particular circumstances (such as alternative minimum tax consequences or Medicare contribution tax consequences) or to shareholders subject to special treatment under U.S. federal income tax laws (such as certain financial intermediaries, insurance companies, dealers in stock or securities, tax-exempt organizations, persons who have entered into hedging transactions with respect to shares of the Fund and persons who borrow in order to acquire shares). Prospective shareholders should consult their tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

This discussion addresses only shareholders who hold Fund shares as capital assets within the meaning of Section 1221 of the Code (generally, for investment). Except where specifically addressing foreign shareholders, this discussion assumes that the shareholder is (i) an individual who is a citizen or resident of the United States; (ii) a corporation, or other entity treated as a corporation for U.S. federal income tax purposes, that was created or organized in or under the laws of the United States, any state therein or the District of Columbia; or (iii) an estate or trust the income of which is subject to U.S. federal income taxation regardless of its source. If an entity that is classified as a partnership for U.S. federal income tax purposes holds shares of the Fund, the U.S. federal income tax treatment of a partner will generally depend on the status of the partner and the activities of the partnership. Partnerships holding Fund shares and partners in such partnerships should consult their tax advisors as to the particular U.S. federal income tax consequences to them of holding and disposing of such shares.

Tax Status of the Funds.

The Fund has elected to qualify, and intends to remain qualified, as a regulated investment company under Subchapter M of the Code. Qualification as a regulated investment company requires, among other things, that (a) at least 90% of the Fund’s annual gross income be derived from interest; dividends; payments with respect to certain securities loans; gains from the sale or other disposition of stock, securities or foreign currencies; other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and net income from interests in “qualified publicly traded partnerships,” as defined in the Code (any such income “Qualifying Income”); and (b) the Fund diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund’s assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), of two or more issuers that are controlled by the Fund and that are engaged in the same or similar trades or businesses or related trades or businesses, or of one or more “qualified publicly traded partnerships.”

Qualification and election as a “regulated investment company” involve no supervision of investment policy or management by any government agency. As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on income that is distributed to shareholders, provided that the Fund distributes to its shareholders at least 90% of its “investment company taxable income” (determined prior to the deduction for dividends paid by the Fund) and 90% of its net tax-exempt interest income for each taxable year. The Fund’s “investment company taxable income” for any taxable year is its taxable income, determined without regard to net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss) for such taxable year and with certain other adjustments. Assuming that the Fund meets the 90% distribution requirement, it will generally be subject to tax at regular U.S. federal corporate income tax rates only on any income or gain that it does not distribute in a timely manner.

The Fund intends to make sufficient distributions in a timely manner in order to ensure that it will not be subject to the nondeductible 4% U.S. federal excise tax that is imposed on certain undistributed income of regulated investment companies. In general, in order for the Fund to avoid the 4% U.S. federal excise tax, the Fund must distribute in each calendar year at least (i) 98% of its ordinary income for the calendar year, (ii) 98.2% of its capital gain net income for the one-year period ending on October 31 of the calendar year and (iii) any ordinary income and capital gains for previous years that were not distributed during those years. For purposes of determining whether the Fund has met this distribution requirement, (i) certain ordinary gains and losses that would otherwise be taken into account for the portion of the calendar year after October 31 will be treated as arising on January 1 of the following calendar year and (ii) the Fund will be deemed to have distributed any income or gains on which it paid U.S. federal income tax.

If for any taxable year the Fund did not qualify for the special U.S. federal income tax treatment afforded to regulated investment companies (for example, by not meeting the 90% distribution requirement described above), all of its taxable income would be subject to U.S. federal income tax at regular corporate rates (without any deduction for distributions to its shareholders) and all distributions out of its current or accumulated earnings and profits would be taxable as dividend income. In such event, provided that a shareholder satisfied the applicable holding period and other requirements with respect to his shares, dividend distributions would be eligible for the dividends-received deduction in the case of a corporate shareholder, and if received by a non-corporate shareholder, would be taxable to the shareholder as “qualified dividend income,” which is subject to tax at the rates applicable to long-term capital gain (currently, a maximum rate of 20%). In addition, the Fund could be required to recognize unrealized gains, pay taxes and make distributions (which could be subject to interest charges) before requalifying for taxation as a regulated investment company. However, if the Fund fails to satisfy the income test or diversification test described above, the Fund may be able to avoid losing its status as a regulated investment company by timely providing notice of such failure to the Internal Revenue Service (the “IRS”), curing such failure and possibly paying an additional tax.

The Fund may invest in shares of certain foreign corporations that may be classified under the Code as passive foreign investment companies (“PFICs”). In the absence of one of the elections described below, if the Fund receives certain distributions from a PFIC, or gain from the sale of PFIC stock, the Fund may be subject to a tax on such distributions or gain, as well as to interest charges. In order to mitigate these adverse consequences, the Fund will generally make an election to mark-to-market its shares of PFICs. At the end of each taxable year to which the election applies, the Fund will report as ordinary income the amount by which the fair market value of its shares in a PFIC for which the Fund has made a mark-to-market election exceeds the Fund’s adjusted basis in those shares. If the Fund’s adjusted basis in the shares of such a PFIC exceeds the shares’ fair market value at the end of a taxable year, the Fund will be entitled to a deduction equal to the lesser of (a) this excess and (b) the Fund’s aggregate income inclusions in respect of such stock under the mark-to-market rules that have not been previously offset by mark-to-market losses. As a result of a mark-to-market election, the Fund will not recognize any capital gains with respect to its investment in the relevant PFIC stock. Alternatively, the Fund may under certain circumstances elect to include as income and gain its share of the ordinary earnings and net capital gain of certain PFICs, without regard to whether it receives any distributions from these PFICs.

Certain other investments made by the Fund, such as investments in debt securities that have original issue discount, will cause the Fund to recognize income for U.S. federal income tax purposes prior to the Fund’s receipt of the corresponding distributable proceeds. In addition, some of the Fund’s investments, such as the Fund’s transactions in foreign currencies, forward contracts, options, and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income by the Fund or defer Fund losses. These provisions may result in the Fund’s “marking-to-market” certain types of positions in its portfolio (i.e., treating them as if they were sold at the end of each taxable year). The application of these rules to the Fund could affect the character, amount and timing of distributions to shareholders.

The Fund may thus recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. In that case, the Fund may have to dispose of other securities and use the proceeds to make distributions in order to satisfy these distribution requirements.

Foreign Taxes.

Dividends, interest and capital gains received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Such taxes will reduce shareholders’ return. Income tax treaties between certain countries and the United States may reduce or eliminate such taxes, but there can be no guarantee that the Fund will qualify for treaty benefits.

Under the Code, if more than 50% of the value of the Fund’s total assets at the close of the taxable year consists of stock or securities of foreign corporations, the Fund may file an election with the IRS to “pass-through” to the Fund’s shareholders the amount of foreign income taxes paid by the Fund. Pursuant to this election, a shareholder would (a) include in gross income (in addition to dividends actually received) his pro rata share of the foreign income taxes paid by the Fund; (b) treat his pro rata share of such foreign income taxes as having been paid by him; and (c) subject to certain limitations, be entitled either to deduct his pro rata share of such foreign income taxes in computing his taxable income or to use it as a foreign tax credit against U.S. income taxes. Shortly after any year for which it makes such an election, the Fund will report to its shareholders, in writing, the amount per share of such foreign tax that must be included in each shareholder’s gross income and the amount which will be available for deduction or credit.

Generally, a credit for foreign income taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax liability (before the credit) attributable to the shareholder’s total foreign-source taxable income. If the Fund makes the “pass-through” election, the portion of dividends paid by the Fund from its foreign-source income (e.g., dividends paid by foreign companies) will be treated as foreign-source income. The Fund’s gains and losses from the sale of securities, and its foreign currency gains and losses, will generally be treated as derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign-source “passive income,” including the portion of dividends received from the Fund that qualifies as foreign- source income. Because of these limitations, a shareholder may be unable to claim a credit for the full amount of the shareholder’s pro rata share of the foreign income taxes paid by the Fund. A shareholder’s ability to claim a credit for foreign taxes paid by the Fund may also be limited by holding period requirements applicable both to the Fund’s investment in the foreign shares and to the shareholder’s investment in Fund shares.

If the Fund does not meet the requirements of the Code necessary to make the “pass-through” election or does not make the election, any foreign taxes paid or accrued will represent an expense to the Fund, which will reduce its investment company taxable income. Absent this election, shareholders will not be able to claim either a credit or deduction for their pro rata shares of such taxes paid by the Fund, nor will shareholders be required to treat their pro rata shares of such taxes as amounts distributed to them.

Distributions.

Distributions to shareholders of the Fund’s investment company taxable income (other than “qualified dividend income”), including distributions of net short-term capital gains, will be taxable as ordinary income to shareholders. Distributions (or deemed distributions, as described below) of the Fund’s net capital gains will be taxable to shareholders as long-term capital gains, regardless of the length of time the shares have been held by a shareholder. Long-term capital gains recognized by individuals and other non-corporate shareholders are currently subject to U.S. federal income tax at lower rates than the rates applicable to ordinary income. Distributions in excess of the Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of such shareholder’s adjusted basis in his shares, and as a capital gain thereafter. The ultimate tax characterization of the Fund’s distributions made in a taxable year cannot be determined until after the end of the taxable year. As a result, there is a possibility that the Fund may make total distributions during a taxable year in an amount that exceeds the current and accumulated earnings and profits of the Fund.

Provided that the shareholder satisfies the applicable holding period and other requirements with respect to his shares, (i) distributions of the Fund’s “qualified dividend income” will be treated as “qualified dividend income” received by an individual or other non-corporate shareholder and will therefore be subject to U.S. federal income tax at the rates applicable to long-term capital gain and (ii) shareholders that are corporations may be entitled to claim a dividends-received deduction for the portion of Fund distributions that is attributable to certain dividend income received by the Fund.

If the Fund retains any net capital gains for reinvestment, it may elect to treat such capital gains as having been distributed to its shareholders. If the Fund makes such an election, each shareholder will be required to include its share of such undistributed net capital gain in income as long-term capital gain and will be entitled to claim its share of the U.S. federal income taxes paid by the Fund on such undistributed net capital gain as a credit against its own U.S. federal income tax liability, if any, and to claim a refund on a properly-filed U.S. federal income tax return to the extent that the credit exceeds such liability. In addition, each shareholder will be entitled to increase the adjusted tax basis of its Fund shares by the difference between its share of such undistributed net capital gain and the related credit. There can be no assurance that the Fund will make this election if it retains all or a portion of its net capital gain for a taxable year.

The Fund will inform its shareholders each year of the tax status of distributions received by shareholders for the previous year. A shareholder’s tax liability for such distributions will depend on the shareholder’s particular tax situation.

Shareholders who do not instruct the Fund not to reinvest distributions in additional shares will be treated for U.S. federal income tax purposes as receiving the relevant distributions and using them to purchase shares. Thus, distributions of investment company taxable income and net capital gains, whether received in cash or reinvested, must be reported by the shareholder on his U.S. federal income tax return. A distribution will be treated as paid during a calendar year if it is declared by the Fund in October, November or December of the year to holders of record in such a month and paid by January 31 of the following year. Such distributions will be taxable to shareholders as if received on December 31 of such prior year, rather than in the year in which the distributions are actually received.

Distributions by the Fund result in a reduction in the net asset value of the Fund’s shares. Should a distribution reduce the net asset value below a shareholder’s cost basis, such distribution could nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. Although the price of shares purchased at the time will include the amount of the forthcoming distribution, the distribution will nevertheless be taxable to the purchaser.

As of September 30, 2015, the Funds had capital loss carryforwards expiring as follows:

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund	Baron Fifth Avenue Growth Fund	Baron Discovery Fund
Short term capital loss carryforwards:
September 30, 2018	$—	$—	$—	$—	$40,745	$—
No expiration date	—	—	—	—	—	124,246

	$—	$—	$—	$—	$40,745	$124,246

Capital loss carryforwards realized in taxable years beginning after December 22, 2010 will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous law. Any capital losses generated after December 22, 2010 will be required to be utilized prior to the losses incurred in prior tax years.

Sale or Redemption of Shares.

A shareholder will recognize a taxable gain or loss, if any, if the shareholder sells or redeems his shares. Such gain or loss will be equal to the difference between his adjusted tax basis in the shares sold or redeemed and the amount of the cash or the fair market value of other property (including securities distributed by the Fund) received by him in payment therefor.

Any gain or loss arising from the sale or redemption of shares will be treated as capital gain or loss, and will generally be long-term capital gain or loss if the shareholder’s holding period for the shares is more than one year and short-term capital gain or loss if it is one year or less. Long-term capital gains recognized by individuals and other non-corporate shareholders on a sale or redemption of shares generally will be taxed at a maximum rate of 20%. Any loss realized on a sale or redemption will be disallowed to the extent the shares disposed of are replaced (including pursuant to our dividend reinvestment program) with substantially identical shares within a period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss arising from the sale or redemption of shares for which the shareholder has a holding period of six months or less will be treated for U.S. federal tax purposes as a long-term capital loss to the extent of any amount of capital gain dividends received by the shareholder with respect to such shares. For purposes of determining a shareholder’s holding period of shares, the holding period will be suspended for any periods during which the shareholder’s risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property or through certain options or short sales.

A shareholder who recognizes a loss on a sale or other disposition of shares will be required to report the sale or other disposition on IRS Form 8886 if the loss exceeds an applicable threshold amount. Failure to comply with the reporting requirements gives rise to substantial penalties. Certain states, including New York, may also have similar disclosure requirements. Shareholders should consult their tax advisors to determine whether they are required to file IRS Form 8886 in connection with a sale or other disposition of shares.

Exchange or Conversion of Shares.

You may exchange all or a portion of your shares in one Fund for shares in another Fund. Exchanges will be executed on the basis of the relative net asset value of the shares exchanged. An exchange will be considered a sale for U.S. federal income tax purposes, and you may therefore realize a gain or loss for U.S. federal income tax purposes as a result of an exchange. The Fund offers three classes of shares, Retail Shares, Institutional Shares and R6 Shares, which differ only in their ongoing fees and eligibility requirements. You may convert Retail Shares into Institutional Shares if the value of your investment in a Fund is at least $1,000,000. If the value of your investment in a Fund falls below $1,000,000 because of redemptions, the Fund may convert your Institutional Shares into Retail Shares. You may convert Retail Shares or Institutional Shares into R6 Shares if you meet the eligibility requirements. The transaction will be based on the respective net asset value per share of each class on the trade date for the conversion. For U.S. federal income tax purposes, such a conversion will not be a taxable event. You should consult your own tax adviser regarding specific questions of federal, state, local or foreign tax law.

Backup Withholding and Information Reporting.

Payments on the shares and proceeds from a redemption or other disposition of shares will generally be subject to information reporting. Such amounts will be subject to backup withholding at the rate of 28% if payable to shareholders who fail to provide the Fund (or other payor) with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain types of shareholders are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.

Foreign Shareholders.

A “foreign shareholder” is an investor that, for U.S. federal income tax purposes, is a nonresident alien individual, a foreign corporation, or a foreign estate or trust. This disclosure assumes that (i) a foreign shareholder’s ownership of shares in the Fund is not effectively connected with a trade or business conducted by such foreign shareholder in the United States, (ii) the foreign shareholder is not an expatriate of the United States, (iii) the foreign shareholder does not own, and has not owned, actually or constructively, more than 5% of the Fund’s shares and (iv) the foreign shareholder is not an individual who is present in the United States for 183 days or more in any taxable year. A distribution of the Fund’s investment company taxable income to a foreign shareholder, including a deemed distribution as a consequence of a Fund’s election to pass through foreign taxes paid by the Fund, will generally be subject to withholding tax at a 30% rate or such lower rate as may be specified by an applicable income tax treaty. Provided that certain requirements are satisfied, this withholding tax will not be imposed on dividends paid by the Fund to the extent that the underlying income out of which the dividends are paid consists of U.S.-source interest income or short-term capital gains that would not have been subject to U.S. withholding tax if received directly by the foreign shareholder (“interest-related dividends” and “short-term capital gain dividends,” respectively).

Foreign shareholders may be subject to an increased U.S. federal income tax on their income resulting from a Fund’s election (described above) to “pass-through” amounts of foreign taxes paid by the Fund, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign taxes treated as having been paid by them.

Information returns will be filed with the IRS in connection with certain payments on the shares. A foreign shareholder may be subject to U.S. backup withholding on distributions that are otherwise exempt from withholding tax or on the proceeds from a redemption or other disposition of shares if such foreign shareholder does not certify its non-U.S. status under penalties of perjury or otherwise establish an exemption. Backup withholding is not an additional tax. Any amounts withheld pursuant to the backup withholding rules will be allowed as a credit against the foreign shareholder’s U.S. federal income tax liability, if any, and may entitle the foreign shareholder to a refund, provided that the required information is furnished to the IRS on a timely basis.

In order to qualify for the exemption from U.S. withholding tax on “interest-related dividends” and “short-term capital gain dividends” (if any), to qualify for an exemption from U.S. backup withholding and to qualify for a reduced rate of U.S. withholding tax on Fund dividends under an income tax treaty, a foreign shareholder must generally deliver to the relevant Fund or other withholding agent a properly executed IRS form (generally, Form W-8BEN or Form W-8BEN-E, as applicable). In order to claim a refund of any Fund-level taxes imposed on undistributed net capital gains, any U.S. withholding taxes or any backup withholding on Fund distributions, a foreign shareholder must obtain a U.S. taxpayer identification number and file a U.S. federal income tax return.

None of the Funds expects to be a “United States real property holding corporation” for U.S. federal income tax purposes. Foreign shareholders should consult their tax advisors regarding the potential tax consequences to them if any relevant Fund is or was a “United States real property holding corporation.”

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are advised to consult their own tax advisor with respect to the particular tax consequences to them of an investment in the Fund.

Under Sections 1471 through 1474 of the Code (“FATCA”), a withholding tax at the rate of 30% will generally be imposed on payments to certain foreign entities (including financial intermediaries) of dividends on Fund shares and, for dispositions after December 31, 2018, on gross proceeds from the sale or other disposition made to a foreign entity unless the foreign entity provides the withholding agent with certifications and other information (which may include information relating to ownership by U.S. persons of interests in, or accounts with, the foreign entity). If FATCA withholding is imposed, a beneficial owner of shares that is not a foreign financial institution (as specifically defined for purposes of FATCA) generally may obtain a refund of any amounts withheld by filing a U.S. federal income tax return (which may entail significant administrative burden). Foreign shareholders should consult their tax advisors regarding the possible implications of FATCA on their investment in the Fund.

State, Local and Foreign Taxes.

In addition to federal income taxes, shareholders of the Fund may be subject to state, local or foreign taxes on distributions from the Fund and on repurchases or redemptions of shares. Shareholders should consult their tax advisors as to the application of such taxes and as to the tax status of distributions from the Fund and repurchases or redemptions of shares in their own states and localities.

Cost Basis Information.

The Fund is required to report your cost basis, gain or loss, and holding period to the IRS on Form 1099 when “covered” shares of the Fund are redeemed. Covered shares are any shares acquired (including shares acquired through reinvestment of the Fund’s distributions) on or after January 1, 2012. The Fund has chosen the “average cost” method as its default method for reporting the cost basis of covered shares. The Fund will use this method for purposes of reporting your cost basis unless you instruct the Fund in writing to use a different calculation method. You may choose a method different from the Fund’s default method if you provide the Fund with timely notice. Please consult your tax advisor with regard to your particular circumstances.

UNDERWRITERS

BCI is the principal underwriter responsible for distributing the Funds’ securities. The Funds’ public offering of their securities is continuous, and BCI is obligated to distribute the Funds’ securities on a best efforts basis. BCI does not receive underwriting commissions from the Funds. The 12b-1 Plan authorizes the Funds to pay the Distributor a distribution fee equal to 0.25% per annum of each Fund’s average daily net assets attributable to the Retail Shares.

Compensation Table.

The following table discloses compensation received by BCI from the Funds for the year ended September 30, 2015.

Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation*
Baron Asset Fund	$0	$0	$0	$5,087,394
Baron Growth Fund	$0	$0	$0	$10,160,449
Baron Small Cap Fund	$0	$0	$0	$7,845,890
Baron Opportunity Fund	$0	$0	$0	$709,669
Baron Fifth Avenue Growth Fund	$0	$0	$0	$173,655
Baron Discovery Fund	$0	$0	$0	$54,848

*	Fees received pursuant to the 12b-1 Plan.

FINANCIAL STATEMENTS

The Funds’ audited financial statements for the year ended September 30, 2015 and the report thereon of PricewaterhouseCoopers LLP, independent registered public accounting firm, appearing therein, are incorporated by reference into this SAI.

PART C: OTHER INFORMATION

Item 28.	Exhibits

a.	Declaration of Trust of Registrant, dated February 19, 1987. Filed as Exhibit 1(a) to Registrant’s Registration Statement on Form N-1A (File No. 033-12112) and incorporated herein by reference thereto.

b.	By-Laws of Registrant, amended and restated as of May 15, 2007. Filed on January 23, 2008 as Exhibit b. to Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A (File No. 033-12112) and incorporated herein by reference thereto.

c.	Specimen certificates of Shares of each Fund. Filed as Exhibit 4 to Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-1A (File No. 033-12112) and incorporated herein by reference thereto.

d.1	Investment Advisory Agreement between Baron Asset Fund and BAMCO, Inc. as amended on May 18, 2010. Filed on January 27, 2011 as Exhibit d.1 to Post-Effective Amendment No. 38 to Registrant’s Registration Statement on Form
N-1A (File No. 033-12112) and incorporated herein by reference thereto.

d.2	Investment Advisory Agreement between Baron Growth Fund and BAMCO, Inc. as amended on May 18, 2010. Filed on January 27, 2011 as Exhibit d.2 to Post-Effective Amendment No. 38 to Registrant’s Registration Statement on Form
N-1A (File No. 033-12112) and incorporated herein by reference thereto.

d.3	Investment Advisory Agreement between Baron Small Cap Fund and BAMCO, Inc. as amended on May 18, 2010. Filed on January 27, 2011 as Exhibit d.3 to Post-Effective Amendment No. 38 to Registrant’s Registration Statement on Form N-1A (File No. 033-12112) and incorporated herein by reference thereto.

d.4	Investment Advisory Agreement between Baron Opportunity Fund and BAMCO, Inc. as amended on August 29, 2011. Filed on January 27, 2012 as Exhibit d.4 to Post-Effective Amendment No. 40 to Registrant’s Registration Statement on Form N-1A (File No. 033-12112) and incorporated herein by reference thereto.

d.5	Investment Advisory Agreement between Baron Fifth Avenue Growth Fund and BAMCO, Inc. as amended on August 29, 2011. Filed on January 27, 2012 as Exhibit d.5 to Post-Effective Amendment No. 40 to Registrant’s Registration Statement on Form N-1A (File No. 033-12112) and incorporated herein by reference thereto.

d.6	Investment Advisory Agreement between Baron Discovery Fund and BAMCO, Inc. dated August 19, 2013. Filed on September 30, 2013 as Exhibit d.6 to Post-Effective Amendment No. 45 to Registrant’s Registration Statement on Form N-1A (File No. 033-12112) and incorporated herein by reference thereto.

d.7	Fee Waiver Agreement between Registrant and BAMCO, Inc. as amended on August 5, 2015. Filed herewith.

d.8	Amended and Restated Schedule A, dated August 5, 2015 to Fee Waiver Agreement between Registrant and BAMCO, Inc., dated August 5, 2015. Filed herewith.

e.	Distribution Agreement between Registrant and Baron Capital, Inc., dated August 19, 2013. Filed on September 30, 2013 as Exhibit e. to Post-Effective Amendment No. 45 to Registrant’s Registration Statement on Form N-1A (File No. 033-12112) and incorporated herein by reference thereto.

f.	Not applicable.

g.1	Master Custodian Agreement among Registrant, Baron Select Funds and State Street Bank and Trust Company, dated March 28, 2007. Filed on May 1, 2007 as Exhibit g.1 to Post-Effective Amendment No. 9 to Baron Select Funds’ Registration Statement on Form N-1A (File No. 333-103025) and incorporated herein by reference thereto.

g.2	Fee Schedule to Master Custodian Agreement, dated March 21, 2007. Filed on July 20, 2007 to Baron Select Funds’ Form 497 (File No. 333-103025) and incorporated herein by reference thereto.

g.3	Administration Agreement among Registrant, Baron Select Funds and State Street Bank and Trust Company, dated April 13, 2007. Filed on July 20, 2007 to Baron Select Funds’ Form 497 (File No. 333-103025) and incorporated herein by reference thereto.

g.4	Amendment to Administrative Agreement among Registrant, Baron Select Funds and State Street Bank and Trust Company, dated September 23, 2015. Filed herewith.

g.5	Fee Schedule, dated September 23, 2015 to Administration Agreement. Filed herewith.

g.6	Additional Series Letter for Master Custodian Agreement and Administration Agreement, dated June 11, 2008. Filed on June 16, 2008 as Exhibit g.5 to Post-Effective Amendment No. 12 to Baron Select Funds’ Registration Statement on Form N-1A (File No. 333-103025) and incorporated herein by reference thereto.

g.7	Additional Series Letter for Master Custodian Agreement and Administration Agreement, dated October 28, 2010. Filed on December 1, 2008 as Exhibit g.6 to Post-Effective Amendment No. 14 to Baron Select Funds’ Registration Statement on Form N-1A (File No. 333-103025) and incorporated herein by reference thereto.

g.8	Additional Series Letter for Master Custodian Agreement and Administration Agreement, dated October 26, 2009. Filed on December 14, 2009 as Exhibit g.7 to Post-Effective Amendment No. 19 to Baron Select Funds’ Registration Statement on Form N-1A (File No. 333-103025) and incorporated herein by reference thereto.

g.9	Additional Series Letter for Master Custodian Agreement and Administration Agreement, dated November 22, 2010. Filed on December 23, 2010 as Exhibit g.8 to Post-Effective Amendment No. 22 to Baron Select Funds’ Registration Statement on Form N-1A (File No. 333-103025) and incorporated herein by reference thereto.

g.10	Additional Series Letter for Master Custodian Agreement and Administration Agreement, dated August 16, 2011. Filed on December 22, 2011 as Exhibit g.9 to Post-Effective Amendment No. 29 to Baron Select Funds’ Registration Statement on Form N-1A (File No. 333-103025) and incorporated herein by reference thereto.

g.11	Additional Series Letter for Master Custodian Agreement and Administration Agreement, dated March 6, 2012. Filed on April 26, 2012 as Exhibit g.10 to Post-Effective Amendment No. 32 to Baron Select Funds’ Registration Statement on Form N-1A (File No. 333-103025) and incorporated herein by reference thereto.

g.12	Additional Series Letter for Master Custodian Agreement and Administration Agreement, dated September 19, 2013. Filed on September 30, 2013 as Exhibit g.11 to Post-Effective Amendment No. 45 to Registrant’s Registration Statement on Form N-1A (File No. 033-12112) and incorporated herein by reference thereto.

h.1	Line of Credit Agreement between Registrant and State Street Bank and Trust Company, dated July 20, 2007. Filed on January 20, 2009 as Exhibit h.1 to Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form
N-1A (File No. 033-12112) and incorporated herein by reference thereto.

h.2	First Amendment to Line of Credit Agreement, dated July 18, 2008. Filed on January 20, 2009 as Exhibit h.2 to Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A (File No. 033-12112) and incorporated herein by reference thereto.

h.3	Second Amendment to Line of Credit Agreement, dated July 17, 2009. Filed on January 22, 2010 as Exhibit h.3 to Post-Effective Amendment No. 37 to Registrant’s Registration Statement on Form N-1A (File No. 033-12112) and incorporated herein by reference thereto.

h.4	Third Amendment to Line of Credit Agreement, dated July 16, 2010. Filed on January 27, 2011 as Exhibit h.4 to Post-Effective Amendment No. 38 to Registrant’s Registration Statement on Form N-1A (File No. 033-12112) and incorporated herein by reference thereto.

h.5	Fourth Amendment to Line of Credit Agreement, dated July 15, 2011. Filed on January 27, 2012 as Exhibit h.5 to Post-Effective Amendment No. 40 to Registrant’s Registration Statement on Form N-1A (File No. 033-12112) and incorporated herein by reference thereto.

h.6	Fifth Amendment to Line of Credit Agreement, dated July 13, 2012. Filed on January 28, 2013 as Exhibit h.6 to Post-Effective Amendment No. 42 to Registrant’s Registration Statement on Form N-1A (File No. 033-12112) and incorporated herein by reference thereto.

h.7	Sixth Amendment to Line of Credit Agreement, dated July 12, 2013. Filed on September 30, 2013 as Exhibit h.7 to Post-Effective Amendment No. 45 to Registrant’s Registration Statement on Form N-1A (File No. 033-12112) and incorporated herein by reference thereto.

h.8	Seventh Amendment to Line of Credit Agreement, dated July 11, 2014. Filed on January 28, 2015 as Exhibit h.8 to Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A (File No. 033-12112) and incorporated herein by reference thereto.

h.9	Line of Credit Agreement among Registrant, Baron Select Funds and State Street Bank and Trust Company, dated July 20, 2007, and as amended and restated as of January 28, 2015. Filed on January 28, 2015 as Exhibit h.9 to Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A (File No. 033-12112) and incorporated herein by reference thereto.

h.10	First Amendment to Committed Line of Credit, dated July 10, 2015. Filed herewith.

h.11	Form of Financial Intermediary Agreement. Filed on January 28, 2014 as Exhibit h.8 to Post-Effective Amendment No. 47 to Registrant’s Registration Statement on Form N-1A (File No. 033-12112) and incorporated herein by reference thereto.

i.1	Opinion and consent of counsel. Filed as Exhibit i. to Registrant’s Registration Statement on Form N-1A (File No. 033-12112) and incorporated herein by reference thereto.

i.2	Opinion and consent of counsel. Filed herewith.

j.	Consent of independent registered public accounting firm, PricewaterhouseCoopers LLP. Filed herewith.

k.	Not applicable.

l.	Letter Agreement between Registrant and Purchaser of Initial Shares. Filed as Exhibit l. (13) to Registrant’s Registration Statement on Form N-1A (File No. 033-12112) and incorporated herein by reference thereto.

m.	Plan of Distribution Pursuant to Rule 12b-1. Filed on January 28, 2014 as Exhibit m. to Post-Effective Amendment No. 47 to Registrant’s Registration Statement on Form N-1A (File No. 033-12112) and incorporated herein by reference thereto.

n.	Multi-Class Plan adopted pursuant to Rule 18f-3. Filed herewith.

o.	Not applicable.

p.	Amended and Restated Code of Ethics, dated May 29, 2015. Filed herewith.

q.	Power of Attorney. Filed on January 20, 2009 as Exhibit j.2 to Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A (File No. 033-12112) and incorporated herein by reference thereto.

q.1	Power of Attorney. Filed on July 15, 2013 as Exhibit q.1 to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A (File No. 033-12112) and incorporated herein by reference thereto.

Item 29.	Persons Controlled by or Under Common Control with the Fund

The following diagram indicates the persons under common control with Registrant, all of which are incorporated in New York.

Ronald Baron

controls :	Baron Capital Group, Inc.

which owns 100% of:	Baron Capital, Inc.
BAMCO, Inc.
Baron Capital Management, Inc.

Baron Capital, Inc. serves as distributor of Registrant’s shares. BAMCO, Inc. serves as investment adviser to Registrant. Baron Capital Management, Inc. is an affiliated investment adviser. All of the above corporate entities file consolidated financial statements. Ronald Baron, Chairman and CEO of Registrant, is the controlling shareholder of Baron Capital Group, Inc. and serves as Chairman and CEO of all the above entities.

Item 30.	Indemnification

Article IV of Registrant’s Declaration of Trust states as follows:

Section 4.1. No Personal Liability of Shareholders, Trustees, Etc.

No shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust of its shareholders, in connection with Trust Property of the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Trust Property, or to the Property of one or more specific series of the Trust if the claim arises from the conduct of such Trustee, officer, employee or agent with respect to only such Series, for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each shareholder harmless from and against all claims and liabilities, to which such shareholder may become subject by reason of his being or having been a shareholder, and shall reimburse such shareholder out of the Trust Property for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. Indemnification and reimbursement required by the preceding sentence shall be made only out of assets of the one of more Series whose shares were held by said shareholder at the time the act or event occurred which gave rise to the claim against or liability of said shareholder. The rights accruing to a shareholder under this Section 4.1 be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a shareholder in any appropriate situation even though not specifically provided herein.

Section 4.2. Non-Liability of Trustees, Etc.

No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its shareholders, or to any shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Section 4.3. Mandatory Indemnification.

(a)	Subject to the exceptions and limitations contained in paragraph (b) below:

(i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust, or by one or more Series thereof if the claim arises from his or her conduct with respect to only such Series to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

(ii) the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)	No indemnification shall be provided hereunder to a Trustee or officer:

(i) against any liability to the Trust or a Series thereof or the shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(ii) with respect to any matter as to which he shall have been finally adjudicated not the have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or a Series thereof;

(iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

(A) by the court or other body approving the settlement or other disposition; or

(B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Non-interested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

(c)	The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

(d)	Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust or a Series thereof prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

(i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust or Series thereof shall be insured against losses arising out of any such advances; or

(ii) a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Non-interested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitles to indemnification.

As used in this Section 4.3, a “Non-interested Trustee” is one who is not (i) an “Interested Person” of the Trust (including anyone who has been exempted from being an “Interested Person” by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Section 4.4. No Bond Required of Trustees.

No Trustee shall be obligated to give any bond or other security for the performance of any of his duties hereunder.

Section 4.5. No Duty of Investigation; Notice in Trust Instruments, Etc.

No purchaser, lender, transfer agent or other Person dealing with the Trustees or any officers, employee or agent of the Trust or a Series thereof shall be bound to make any inquiry concerning the validity of any transaction purporting to be made by the Trustees or by said officer, employee or agent or be liable for the application of money or property paid, loaned, or delivered to or on the order of the Trustees or of said officer, employee or agent. Every obligation, contract, instrument, certificate, Share, other security of the Trust or a Series thereof or undertaking, and every other act or thing whatsoever executed in connection with the Trust shall be conclusively presumed to have been executed or done by the executors thereof only in their capacity as Trustees under this Declaration or in their capacity as officers, employees or agents of the Trust or a Series thereof. Every written obligation, contract, instrument, certificate, Share, other security of the Trust or a Series thereof or undertaking made or issued by the Trustees may recite that the same is executed or made by them not individually, but as Trustees under the Declaration, and that the obligations of the Trust or a Series thereof under any such instrument are not binding upon any of the Trustees or Shareholders individually, but bind only the Trust Property or the Trust Property of the applicable Series, and may contain any further recital which they or he may deem appropriate, but the omission of such recital shall not operate to bind the Trustees individually. The Trustees shall at all times maintain insurance for the protection of the Trust Property or the Trust Property of the applicable Series, its Shareholders, Trustees, officers, employees and agents in such amount as the Trustees shall deem adequate to cover possible tort liability, and such other insurance as the Trustees in their sole judgment shall deem advisable.

Section 4.6. Reliance on Experts, Etc.

Each Trustee and officer of the Trust or employee of the Trust or a Series thereof shall, in the performance of his duties, be fully and completely justified and protected with regard to any act or any failure to act resulting from reliance in good faith upon the books of account or other records of the Trust or a Series thereof, upon an opinion of counsel, or upon reports made to the Trust or a Series thereof by any of its officers or employees or by the Investment Adviser, the Administrator, the Distributor, Transfer Agent, selected dealers, accountants, appraisers or other experts or consultants selected with reasonable care by the Trustees, officers or employees of the Trust, regardless of whether such counsel or expert may also be a Trustee.

Insofar as the indemnification for liabilities arising under the Securities Act of 1933, as amended, (the “1933 Act”) may be permitted to the officers, trustees or controlling persons of the Registrant pursuant to the Declaration of Trust of the Registrant or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by an officer or trustee or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such officer, trustee or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of the Investment Adviser

The business and other connections of BAMCO, Inc. is summarized under “Management of the Fund” in the Prospectus constituting Part A of the Registration Statement, which summary is incorporated herein by reference.

The business and other connections of the officers and directors of BAMCO, Inc. is currently listed in the investment adviser registration on Form ADV for BAMCO, Inc. (File No. 801-29080) and is incorporated herein by reference.

Item 32.	Principal Underwriters

(a) Baron Select Funds

(b)

(1) NAME AND PRINCIPAL BUSINESS ADDRESS	(2) POSITIONS AND OFFICES WITH UNDERWRITER	(3) POSITIONS AND OFFICES WITH REGISTRANT

Ronald Baron 767 Fifth Avenue New York, N.Y. 10153	Director, Chairman, Chief Executive Officer and Chief Investment Officer	Trustee, Chief Executive Officer, Chief Investment Officer and Portfolio Manager

Linda S. Martinson 767 Fifth Avenue New York, N.Y. 10153	Director, President and Chief Operating Officer	Chairman, Trustee, President, and Chief Operating Officer

Clifford Greenberg 767 Fifth Avenue New York, N.Y. 10153	Director and Senior Vice President	Senior Vice President and Portfolio Manager

Louis Beasley 767 Fifth Avenue New York, N.Y. 10153	Vice President and Chief Compliance Officer	Vice President and Chief Compliance Officer

Patrick M. Patalino 767 Fifth Avenue New York, N.Y. 10153	Vice President, General Counsel and Secretary	Vice President, General Counsel and Secretary

Andrew Peck 767 Fifth Avenue New York, N.Y. 10153	Senior Vice President	Senior Vice President and Portfolio Manager

Susan Robbins 767 Fifth Avenue New York, N.Y. 10153	Director, Vice President and Senior Analyst	Vice President

Peggy Wong 767 Fifth Avenue New York, N.Y. 10153	Vice President, Treasurer and Chief Financial Officer	Treasurer and Chief Financial Officer

(c) Inapplicable.

Item 33.	Location of Accounts and Records

Certain accounts, books and other documents required to be maintained by Section 31 (a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained at the offices of the Registrant, BAMCO, Inc. and Baron Capital, Inc., 767 Fifth Avenue, New York, NY 10153. Records relating to the duties of the Registrant’s transfer agent are maintained by DST Systems, Inc., 330 West 9th Street, Pointdexter 1, Kansas City, MO 64105 and on or about May 11, 2007, of the Registrant’s custodian are maintained by State Street Bank and Trust Company, One Lincoln Street, Boston. MA 02111.

Item 34.	Management Services

Inapplicable.

Item 35.	Undertakings

Inapplicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized in the City of New York, and the State of New York, on this 28th day of January, 2016.

BARON INVESTMENT FUNDS TRUST

By:	/s/ Ronald Baron
Ronald Baron
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES	TITLE	DATE

/s/ Ronald Baron Ronald Baron	Chief Executive Officer and Trustee	January 28, 2016

/s/ Linda S. Martinson Linda S. Martinson	Chairman, President, Chief Operating Officer and Trustee	January 28, 2016

/*s/ Norman S. Edelcup Norman S. Edelcup	Trustee	January 28, 2016

/s/ Patrick M. Patalino Patrick M. Patalino	Vice President, General Counsel and Secretary	January 28, 2016

/*s/ Harold Milner Harold Milner	Trustee	January 28, 2016

/*s/ Raymond Noveck Raymond Noveck	Trustee	January 28, 2016

/*s/ David A. Silverman David A. Silverman	Trustee	January 28, 2016

/s/ Peggy Wong Peggy Wong	Treasurer and Chief Financial Officer	January 28, 2016

/*s/ Alex Yemenidjian Alex Yemenidjian	Trustee	January 28, 2016

/*s/ Anita Rosenberg Anita Rosenberg	Trustee	January 28, 2016

By:	/s/ Patrick M. Patalino
Patrick M. Patalino
(Attorney-in-fact)

*	Attorney-in-fact pursuant to a power of attorney previously filed.

Dated: January 28, 2016

Exhibit Index

Exhibit	Description

d.7	Fee Waiver Agreement between Registrant and BAMCO, Inc. as amended on August 5, 2015.

d.8	Amended and Restated Schedule A, dated August 5, 2015 to Fee Waiver Agreement between Registrant and BAMCO, Inc., dated August 5, 2015.

g.4	Amendment to Administrative Agreement among Registrant, Baron Select Funds and State Street Bank and Trust Company, dated September 23, 2015.

g.5	Fee Schedule, dated September 23, 2015 to Administration Agreement.

h.10	First Amendment to Committed Line of Credit, dated July 10, 2015.

i.2	Opinion and consent of counsel.

j.	Consent of independent registered public accounting firm, PricewaterhouseCoopers LLP.

n.	Multi-Class Plan adopted pursuant to Rule 18f-3.

p.	Amended and Restated Code of Ethics, dated May 29, 2015.